UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06463

AIM International Mutual Funds

(Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Glenn Brightman 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	April 30, 2024

Invesco Advantage International Fund

Nasdaq:

A: QMGAX ∎ C: QMGCX ∎ R: QMGRX ∎ Y: QMGYX ∎ R5: GMAGX ∎ R6: QMGIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

12	Financial Statements

15	Financial Highlights

16	Notes to Financial Statements

25	Fund Expenses

26	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.79%
Class C Shares	10.30
Class R Shares	10.63
Class Y Shares	10.85
Class R5 Shares	10.89
Class R6 Shares	10.93
MSCI All Country World ex USA Index▼	17.69

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Advantage International Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges
Class A Shares
Inception (8/27/15)	4.07%
5 Years	2.98
1 Year	-1.27
Class C Shares
Inception (8/27/15)	4.04%
5 Years	3.38
1 Year	2.63
Class R Shares
Inception (8/27/15)	4.49%
5 Years	3.91
1 Year	4.23
Class Y Shares
Inception (8/27/15)	4.95%
5 Years	4.40
1 Year	4.69
Class R5 Shares
Inception	4.89%
5 Years	4.41
1 Year	4.71
Class R6 Shares
Inception (8/27/15)	5.02%
5 Years	4.45
1 Year	4.78

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Multi-Asset Growth Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Multi-Asset Growth Fund. Note: The Fund was subsequently renamed the Invesco Advantage International Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Advantage International Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Advantage International Fund

Schedule of Investments

April 30, 2024

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–84.85%
Australia–2.51%

ANZ Group Holdings Ltd.	1,046	$ 18,874

BHP Group Ltd.	10,034	275,194

Fortescue Ltd.	6,453	106,955

Glencore PLC	7,698	44,791

Goodman Group	3,578	72,274

Rio Tinto Ltd.	1,154	96,041

Telstra Group Ltd.	3,598	8,501

Wesfarmers Ltd.	2,119	90,776

Woodside Energy Group Ltd.	4,167	74,660

Woolworths Group Ltd.	289	5,929

		793,995

Austria–0.06%

OMV AG	400	18,981

Belgium–0.13%

Anheuser-Busch InBev S.A./N.V.	684	40,885

Brazil–3.12%

Ambev S.A.	7,200	16,847

B3 S.A. - Brasil, Bolsa, Balcao	16,200	33,663

Banco Bradesco S.A., Preference Shares	5,700	15,368

Banco BTG Pactual S.A., Series CPO	2,100	13,508

Banco do Brasil S.A.	4,400	23,234

Banco Santander Brasil S.A.	1,400	7,792

CCR S.A.	3,000	7,124

CPFL Energia S.A.	1,300	7,986

ENGIE Brasil Energia S.A.	800	6,301

Gerdau S.A., Preference Shares	3,618	12,723

Itau Unibanco Holding S.A., Preference Shares	1,400	8,455

Itausa S.A., Preference Shares	5,565	10,246

Petroleo Brasileiro S.A., Preference Shares	63,900	517,097

Raia Drogasil S.A.	1,400	6,897

Rumo S.A.	3,800	14,753

Suzano S.A.	2,000	22,517

Telefonica Brasil S.A.	2,000	18,234

Vale S.A.	17,100	208,423

WEG S.A.	2,800	21,326

XP, Inc., BDR	689	14,076

		986,570

Chile–0.17%

Banco de Chile	240,469	26,675

Banco Santander Chile	289,027	13,096

Cencosud S.A.	8,421	14,430

		54,201

China–10.63%

Agricultural Bank of China Ltd., H Shares	160,000	71,346

Alibaba Group Holding Ltd.	44,600	417,592

Aluminum Corp. of China Ltd., H Shares	14,000	9,285

	Shares	Value
China–(continued)

ANTA Sports Products Ltd.	6,200	$ 70,190

Baidu, Inc., A Shares(a)	8,050	104,292

Bank of China Ltd., H Shares	491,000	220,209

Bank of Communications Co. Ltd., H Shares	95,000	68,406

Beijing Enterprises Holdings Ltd.	2,500	8,004

BYD Co. Ltd., H Shares	7,000	191,888

BYD Electronic International Co. Ltd.	3,500	11,791

China CITIC Bank Corp. Ltd., H Shares	51,000	29,837

China Coal Energy Co. Ltd., H Shares	7,000	7,051

China Construction Bank Corp., H Shares	506,000	327,377

China Life Insurance Co. Ltd., H Shares	5,000	6,585

China Longyuan Power Group Corp. Ltd., H Shares	8,000	5,604

China Merchants Bank Co. Ltd., H Shares	13,000	56,301

China Minsheng Banking Corp. Ltd., H Shares	42,000	15,367

China Petroleum & Chemical Corp., H Shares	70,000	41,783

China Resources Mixc Lifestyle Services Ltd.(b)	2,800	9,855

China Resources Power Holdings Co. Ltd.	4,000	9,947

China Shenhua Energy Co. Ltd., H Shares	8,000	33,204

China Taiping Insurance Holdings Co. Ltd.	6,800	6,217

China Tower Corp. Ltd., H Shares(b)	364,000	42,610

CITIC Ltd.	18,000	17,035

CITIC Telecom International Holdings Ltd.	24,000	8,139

CMOC Group Ltd., H Shares	24,000	22,517

COSCO SHIPPING Holdings Co. Ltd., H Shares	10,000	12,938

CSPC Pharmaceutical Group Ltd.	66,640	54,720

ENN Energy Holdings Ltd.	4,100	34,934

Fuyao Glass Industry Group Co. Ltd., H Shares(b)	1,200	7,184

Geely Automobile Holdings Ltd.	5,000	6,018

Great Wall Motor Co. Ltd., H Shares	9,500	14,356

Haidilao International Holding Ltd.(b)	4,000	9,025

Hengan International Group Co. Ltd.	4,000	13,429

Huatai Securities Co. Ltd., H Shares(b)	4,400	5,203

Industrial & Commercial Bank of China Ltd., H Shares	431,000	231,114

JD Health International, Inc.(a)(b)	3,350	11,426

JD Logistics, Inc.(a)(b)	5,700	6,169

JD.com, Inc., A Shares	7,666	110,455

Jiangxi Copper Co. Ltd., H Shares	3,000	6,110

Kanzhun Ltd., ADR	656	12,982

KE Holdings, Inc., ADR	4,457	67,390

Kingsoft Corp. Ltd.	2,600	8,447

Kuaishou Technology(a)(b)	1,100	7,712

Kunlun Energy Co. Ltd.	22,000	21,326

Lenovo Group Ltd.	12,000	13,497

Li Auto, Inc., A Shares(a)	3,600	47,167

NetEase, Inc.	6,700	125,589

New China Life Insurance Co. Ltd., H Shares	3,600	6,904

New Oriental Education & Technology Group, Inc.(a)	8,000	63,568

Nongfu Spring Co. Ltd., H Shares(b)	4,800	28,200

NXP Semiconductors N.V.	518	132,706

PDD Holdings, Inc., ADR(a)	587	73,481

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Advantage International Fund

	Shares	Value
China–(continued)

PetroChina Co. Ltd., H Shares	86,000	$80,130

Ping An Insurance (Group) Co. of China Ltd., H Shares	24,500	111,036

Prosus N.V.(a)	518	17,332

Shenzhou International Group Holdings Ltd.	2,100	20,641

Sino Biopharmaceutical Ltd.	116,000	39,637

Sinotruk Hong Kong Ltd.	2,500	6,222

SITC International Holdings Co. Ltd.	5,000	10,843

Sunny Optical Technology Group Co. Ltd.	1,400	6,773

Vipshop Holdings Ltd., ADR	1,640	24,666

Want Want China Holdings Ltd.	21,000	11,977

XPeng, Inc.(a)	2,100	8,514

Yankuang Energy Group Co. Ltd., H Shares	6,000	13,016

Yum China Holdings, Inc.	1,613	58,891

ZTO Express (Cayman), Inc., ADR	241	5,059

		3,359,219

Colombia–0.08%

Bancolombia S.A., Preference Shares	2,941	24,065

Czech Republic–0.05%

CEZ A.S.	164	6,057

Komercni banka A.S.	254	9,359

		15,416

Denmark–3.04%

A.P. Moller - Maersk A/S, Class B	27	39,125

Danske Bank A/S	918	26,426

DSV A/S	71	10,087

Novo Nordisk A/S, Class B	6,890	883,589

Svitzer A/S(a)	54	1,815

		961,042

Finland–0.10%

Mandatum OYJ(a)	131	607

Nokia OYJ	3,649	13,265

Nordea Bank Abp	1,454	16,902

		30,774

France–5.54%

Air Liquide S.A.	1,106	216,310

AXA S.A.	777	26,846

BNP Paribas S.A.	471	33,894

Carrefour S.A.	777	13,072

Cie de Saint-Gobain S.A.	377	29,814

Credit Agricole S.A.	3,343	51,727

Danone S.A.	1,507	94,319

ENGIE S.A.	6,945	120,569

EssilorLuxottica S.A.	47	10,022

Hermes International S.C.A.	6	14,364

Kering S.A.	55	19,276

Legrand S.A.	94	9,660

L’Oreal S.A.	574	269,122

LVMH Moet Hennessy Louis Vuitton SE	55	45,179

Orange S.A.	4,426	49,263

Safran S.A.	984	213,363

Societe Generale S.A.	800	21,556

Thales S.A.	231	38,823

TotalEnergies SE	6,070	440,674

	Shares	Value
France–(continued)

Vinci S.A.	282	$33,044

		1,750,897

Germany–5.45%

adidas AG	519	125,070

Allianz SE	656	186,163

BASF SE	459	24,050

Bayer AG	965	28,150

Bayerische Motoren Werke AG	706	76,918

Beiersdorf AG	191	28,708

Daimler Truck Holding AG	847	38,196

Deutsche Bank AG	3,107	49,627

Deutsche Post AG	683	28,597

Deutsche Telekom AG	1,507	34,519

Dr. Ing. h.c. F. Porsche AG, Preference Shares(b)	47	4,184

E.ON SE	4,945	65,482

Fresenius Medical Care AG	235	9,894

Fresenius SE & Co. KGaA	636	18,978

Hannover Rueck SE	188	46,632

Mercedes-Benz Group AG	565	42,737

Merck KGaA	71	11,282

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	410	180,322

RWE AG	212	7,385

SAP SE	3,308	597,316

Siemens AG	306	57,324

Volkswagen AG, Preference Shares	494	60,518

		1,722,052

Hong Kong–0.49%

AIA Group Ltd.	7,600	55,665

CK Hutchison Holdings Ltd.	8,000	38,854

CK Infrastructure Holdings Ltd.	1,500	8,474

CLP Holdings Ltd.	3,500	27,531

Jardine Matheson Holdings Ltd.	400	15,308

Sun Hung Kai Properties Ltd.	1,000	9,225

		155,057

Hungary–0.09%

OTP Bank Nyrt.	574	28,451

Indonesia–0.74%

PT Adaro Energy Indonesia Tbk	103,400	17,185

PT Astra International Tbk	77,300	24,392

PT Bank Central Asia Tbk	167,500	100,715

PT Bank Mandiri (Persero) Tbk	34,300	14,498

PT Bank Rakyat Indonesia (Persero) Tbk	43,500	13,168

PT Telkom Indonesia (Persero) Tbk	246,000	47,689

PT United Tractors Tbk	10,100	15,393

		233,040

Israel–0.08%

Check Point Software Technologies Ltd.(a)	164	24,505

Italy–2.33%

Assicurazioni Generali S.p.A.	2,425	59,127

Enel S.p.A.	18,033	118,521

Eni S.p.A.	7,039	113,058

Ferrari N.V.	330	135,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Advantage International Fund

	Shares	Value
Italy–(continued)

Intesa Sanpaolo S.p.A.	6,427	$24,056

UniCredit S.p.A.	7,820	287,028

		737,511

Japan–14.51%

AEON Co. Ltd.	900	18,817

Asahi Group Holdings Ltd.	600	20,525

Astellas Pharma, Inc.	2,600	24,955

Bridgestone Corp.	800	35,302

Canon, Inc.	2,000	54,131

Central Japan Railway Co.	1,000	22,868

Chugai Pharmaceutical Co. Ltd.	1,400	44,525

Dai-ichi Life Holdings, Inc.	900	20,845

Daiwa House Industry Co. Ltd.	1,100	30,953

Denso Corp.	3,100	52,834

East Japan Railway Co.	900	16,496

Eisai Co. Ltd.	200	8,214

FANUC Corp.	200	5,924

Fast Retailing Co. Ltd.	200	52,294

FUJIFILM Holdings Corp.	2,100	44,672

Fujitsu Ltd.	500	7,724

Hitachi Ltd.	2,400	221,426

Honda Motor Co. Ltd.	15,900	180,903

Hoya Corp.	500	57,970

ITOCHU Corp.	2,900	130,833

Japan Post Bank Co. Ltd.	2,100	21,316

Japan Post Holdings Co. Ltd.	2,700	25,929

Japan Tobacco, Inc.	2,300	61,874

Kao Corp.	500	20,626

KDDI Corp.	1,100	30,524

Keyence Corp.	100	43,977

Kirin Holdings Co. Ltd.	800	11,678

Komatsu Ltd.	1,200	35,827

Kyocera Corp.	1,700	20,721

LY Corp.	3,300	7,929

Mitsubishi Corp.	19,100	436,809

Mitsubishi Electric Corp.	2,700	47,061

Mitsubishi Estate Co. Ltd.	2,400	43,979

Mitsubishi UFJ Financial Group, Inc.	27,000	268,957

Mitsui & Co. Ltd.	5,700	275,171

Mitsui Fudosan Co. Ltd.	5,700	58,009

Mizuho Financial Group, Inc.	4,670	90,267

MS&AD Insurance Group Holdings, Inc.	2,100	37,756

Murata Manufacturing Co. Ltd.	1,500	27,408

Nintendo Co. Ltd.	1,300	63,400

Nippon Telegraph & Telephone Corp.	56,600	61,109

Nissan Motor Co. Ltd.	6,000	21,958

Olympus Corp.	400	5,572

Oriental Land Co. Ltd.	800	22,073

ORIX Corp.	1,700	34,791

Otsuka Holdings Co. Ltd.	700	29,930

Panasonic Holdings Corp.	5,100	44,515

Recruit Holdings Co. Ltd.	3,100	133,509

Renesas Electronics Corp.	3,000	48,707

SECOM Co. Ltd.	400	27,785

Sekisui House Ltd.	700	16,086

Seven & i Holdings Co. Ltd.	1,000	12,921

Shimano, Inc.	100	16,251

	Shares	Value
Japan–(continued)

Shin-Etsu Chemical Co. Ltd.	1,600	$61,934

Shionogi & Co. Ltd.	500	23,350

SMC Corp.	100	52,537

SoftBank Corp.	2,300	27,742

SoftBank Group Corp.	700	34,426

Sompo Holdings, Inc.	1,500	29,685

Sony Group Corp.	900	74,386

Sumitomo Corp.	2,900	76,262

Sumitomo Mitsui Financial Group, Inc.	2,400	136,329

Suzuki Motor Corp.	1,600	18,633

Takeda Pharmaceutical Co. Ltd.	2,338	61,447

Terumo Corp.	800	13,571

Tokio Marine Holdings, Inc.	2,400	75,855

Tokyo Electron Ltd.	800	175,477

Toyota Industries Corp.	400	38,011

Toyota Motor Corp.	22,900	522,316

Unicharm Corp.	200	5,943

		4,584,540

Luxembourg–0.11%

ArcelorMittal S.A.	1,342	33,527

Malaysia–0.51%

CIMB Group Holdings Bhd.	9,200	12,715

Genting Bhd.	13,000	12,287

IHH Healthcare Bhd.	14,400	19,091

Malayan Banking Bhd.	15,200	30,973

Petronas Chemicals Group Bhd.	14,000	19,867

Public Bank Bhd.	48,800	42,090

Sime Darby Bhd.	13,000	7,611

Tenaga Nasional Bhd.	7,000	17,528

		162,162

Mexico–0.99%

America Movil S.A.B. de C.V., Class B	77,000	73,311

Arca Continental S.A.B. de C.V.	1,600	15,609

CEMEX S.A.B. de C.V., Series CPO(a)	10,100	8,001

Coca-Cola FEMSA S.A.B. de C.V.	700	6,944

Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2,100	24,568

Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	820	14,935

Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	190	6,527

Grupo Elektra S.A.B. de C.V.	740	47,760

Grupo Financiero Banorte S.A.B. de C.V., Class O	800	7,918

Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	3,700	10,253

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	3,000	6,245

Wal-Mart de Mexico S.A.B. de C.V., Series V	24,673	92,062

		314,133

Netherlands–1.50%

ASML Holding N.V.	165	143,717

EXOR N.V.	377	41,159

Heineken Holding N.V.	71	5,712

ING Groep N.V.	2,119	33,502

Koninklijke Ahold Delhaize N.V.	918	27,865

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Advantage International Fund

	Shares	Value

Netherlands–(continued)

Koninklijke Philips N.V.(a)	2,142	$56,884

Universal Music Group N.V.	2,566	75,479

Wolters Kluwer N.V.	602	90,123

		474,441

Peru–0.03%

Credicorp Ltd.	51	8,446

Philippines–0.14%

Ayala Corp.	930	9,886

International Container Terminal Services, Inc.	2,680	15,328

Manila Electric Co.	1,070	6,835

SM Prime Holdings, Inc.	27,600	13,336

		45,385

Poland–0.26%

Bank Polska Kasa Opieki S.A.	766	31,713

Powszechna Kasa Oszczednosci Bank Polski S.A.	3,445	51,148

		82,861

Russia–0.00%

Sberbank of Russia PJSC(c)	9,800	0

Tatneft PJSC(c)	1,980	0

VTB Bank PJSC(a)(c)	9,716,000	0

		0

Singapore–0.31%

Oversea-Chinese Banking Corp. Ltd.	6,200	64,366

Singapore Telecommunications Ltd.	3,300	5,723

STMicroelectronics N.V.	281	11,134

United Overseas Bank Ltd.	700	15,534

		96,757

South Africa–1.16%

Absa Group Ltd.	2,597	20,026

Anglo American PLC	1,154	37,710

Bid Corp. Ltd.	465	10,633

Capitec Bank Holdings Ltd.	383	47,401

FirstRand Ltd.	14,764	50,967

Gold Fields Ltd.	2,269	36,707

Impala Platinum Holdings Ltd.	2,926	13,025

MTN Group Ltd.	2,324	11,138

Nedbank Group Ltd.	924	11,235

Sanlam Ltd.	6,480	23,441

Sasol Ltd.	1,024	7,194

Shoprite Holdings Ltd.	5,933	79,160

Sibanye Stillwater Ltd.	6,015	6,865

Standard Bank Group Ltd.	1,327	12,462

		367,964

South Korea–3.02%

Hyundai Mobis Co. Ltd.	82	13,415

Hyundai Motor Co.	102	18,347

KB Financial Group, Inc.	153	8,298

Kia Corp.	1,367	115,816

POSCO Holdings, Inc.	82	23,672

Samsung C&T Corp.	128	13,803

Samsung Electronics Co. Ltd.	8,503	472,653

Samsung SDI Co. Ltd.	246	76,129

	Shares	Value
South Korea–(continued)

SK hynix, Inc.	1,723	$212,628

		954,761

Spain–2.33%

Aena SME S.A.(b)	47	8,565

Banco Bilbao Vizcaya Argentaria S.A.	14,546	157,300

Banco Santander S.A.	12,948	63,000

CaixaBank S.A.	1,389	7,325

Endesa S.A.	683	12,455

Iberdrola S.A.	4,261	52,247

Industria de Diseno Textil S.A.	8,421	383,416

Repsol S.A.	1,789	28,081

Telefonica S.A.	5,132	22,989

		735,378

Sweden–2.14%

Assa Abloy AB, Class B	330	8,719

Atlas Copco AB, Class A	10,034	175,756

Epiroc AB, Class A	1,365	25,235

H & M Hennes & Mauritz AB, Class B	1,483	23,572

Investor AB, Class B	3,790	92,827

Skandinaviska Enskilda Banken AB, Class A	3,107	40,691

Spotify Technology S.A.(a)	547	153,401

Svenska Handelsbanken AB, Class A	612	5,248

Telefonaktiebolaget LM Ericsson, Class B	2,825	14,337

Volvo AB, Class B	5,320	135,411

		675,197

Switzerland–3.99%

ABB Ltd.	332	16,131

Alcon, Inc.	79	6,057

Cie Financiere Richemont S.A.	102	14,099

Geberit AG	11	5,872

Kuehne + Nagel International AG, Class R	191	50,481

Nestle S.A.	842	84,537

Novartis AG	7,246	703,279

Partners Group Holding AG	82	105,498

Swisscom AG	25	13,715

UBS Group AG(a)	9,925	260,663

		1,260,332

Taiwan–6.99%

Advantech Co. Ltd.	1,000	11,631

ASE Technology Holding Co. Ltd., ADR	4,839	48,584

Catcher Technology Co. Ltd.	4,000	26,719

Cathay Financial Holding Co. Ltd.	5,000	7,732

Chailease Holding Co. Ltd.	2,218	11,698

Chang Hwa Commercial Bank Ltd.	16,000	8,947

Cheng Shin Rubber Industry Co. Ltd.	8,000	11,550

Chicony Electronics Co. Ltd.	1,000	6,191

Chunghwa Telecom Co. Ltd., ADR	2,297	86,620

Compal Electronics, Inc.	5,000	5,454

CTBC Financial Holding Co. Ltd.	13,000	13,568

Delta Electronics, Inc.	7,000	68,553

Evergreen Marine Corp. Taiwan Ltd.	4,800	27,891

Far Eastern New Century Corp.	10,000	9,975

Far EasTone Telecommunications Co. Ltd.	9,000	22,324

First Financial Holding Co. Ltd.	42,000	35,210

Formosa Chemicals & Fibre Corp.	5,000	8,498

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Advantage International Fund

	Shares	Value
Taiwan–(continued)

Formosa Plastics Corp.	16,000	$33,615

Fubon Financial Holding Co. Ltd.	4,150	8,779

Globalwafers Co. Ltd.	1,000	15,889

Hon Hai Precision Industry Co. Ltd.	34,000	161,852

Hotai Motor Co. Ltd.	20	380

Hua Nan Financial Holdings Co. Ltd.	25,000	18,111

MediaTek, Inc.	5,000	150,756

Mega Financial Holding Co. Ltd.	29,000	35,537

Nan Ya Plastics Corp.	19,000	32,992

Novatek Microelectronics Corp.	2,000	37,790

Pegatron Corp.	7,000	20,877

Powerchip Semiconductor Manufacturing Corp.(a)	8,000	5,589

Powertech Technology, Inc.	1,000	5,325

President Chain Store Corp.	1,000	8,410

Quanta Computer, Inc.	5,000	39,241

Radiant Opto-Electronics Corp.	1,000	6,097

Realtek Semiconductor Corp.	1,000	15,775

Taiwan Cooperative Financial Holding Co. Ltd.	40,000	32,145

Taiwan High Speed Rail Corp.	10,000	9,168

Taiwan Mobile Co. Ltd.	7,000	22,341

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,972	957,534

Unimicron Technology Corp.	5,000	27,650

Uni-President Enterprises Corp.	18,000	42,221

United Microelectronics Corp., ADR	4,899	37,722

Wan Hai Lines Ltd.	5,000	7,766

WPG Holdings Ltd.	2,000	5,402

Yageo Corp.	1,000	19,075

Yang Ming Marine Transport Corp.	4,000	6,395

Yuanta Financial Holding Co. Ltd.	34,274	32,150

		2,207,729

Turkey–0.43%

Ford Otomotiv Sanayi A.S.	437	15,052

KOC Holding A.S.	5,086	35,496

Turk Hava Yollari AO(a)	8,585	86,351

		136,899

United Kingdom–5.78%

Aviva PLC	2,590	15,038

BAE Systems PLC	13,233	220,094

Barclays PLC	16,526	41,667

British American Tobacco PLC	2,425	71,189

Coca-Cola Europacific Partners PLC	663	47,749

Compass Group PLC	3,767	104,774

Diageo PLC	587	20,287

Haleon PLC	13,866	58,561

HSBC Holdings PLC	51,484	446,261

Imperial Brands PLC	424	9,688

Legal & General Group PLC	1,836	5,390

Lloyds Banking Group PLC	37,407	24,142

London Stock Exchange Group PLC	1,121	123,579

National Grid PLC	2,331	30,576

NatWest Group PLC	5,579	21,057

Reckitt Benckiser Group PLC	1,836	102,645

	Shares	Value
United Kingdom–(continued)

RELX PLC	6,753	$277,460

Standard Chartered PLC	1,883	16,178

Tesco PLC	30,204	111,515

Unilever PLC	753	38,953

Vodafone Group PLC	46,636	39,328

		1,826,131

United States–6.04%

ARM Holdings PLC, ADR(a)	281	28,440

Atlassian Corp., Class A(a)	547	94,248

BP PLC	12,274	79,114

Experian PLC	230	9,277

Ferguson PLC	612	129,044

Ferrovial SE	1,154	41,504

GSK PLC	2,448	50,788

Holcim AG	306	25,615

JBS S.A.	4,000	18,056

Roche Holding AG	636	152,395

Sanofi S.A.	3,527	348,443

Shell PLC	19,330	687,154

Stellantis N.V.	7,136	157,895

Swiss Re AG	800	86,964

		1,908,937

Vietnam–0.00%

Vietnam Dairy Products JSC	2	5

Total Common Stocks & Other Equity Interests (Cost $22,644,363)		26,812,246

	Principal Amount

U.S. Treasury Securities–9.05%
U.S. Treasury Bills–9.05%

5.14%, 07/25/2024(d)	$1,373,554	1,372,794

5.46%, 08/15/2024(d)	1,485,747	1,485,259

Total U.S. Treasury Securities (Cost $2,859,301)		2,858,053

	Shares

Preferred Stocks–0.01%
Multinational–0.01%

Harambee Re Ltd., Pfd.(c)	8	1,383

Viribus Re Ltd., Pfd.(c)	32,158	2,519

Total Preferred Stocks (Cost $32,978)		3,902

Money Market Funds–1.57%

Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)(f)	173,987	173,987

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(e)(f)	124,258	124,295

Invesco Treasury Portfolio, Institutional Class, 5.22%(e)(f)	198,842	198,842

Total Money Market Funds (Cost $497,101)		497,124

TOTAL INVESTMENTS IN SECURITIES–95.48% (Cost $26,033,743)		30,171,325

OTHER ASSETS LESS LIABILITIES–4.52%		1,426,687

NET ASSETS–100.00%		$31,598,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Advantage International Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
CPO	– Certificates of Ordinary Participation
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $140,133, which represented less than 1% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,066,143	$2,212,462	$(3,104,618)	$ -	$-	$173,987	$24,645
Invesco Liquid Assets Portfolio, Institutional Class	761,496	1,580,329	(2,217,584)	(97)	151	124,295	18,106
Invesco Treasury Portfolio, Institutional Class	1,218,450	2,528,527	(3,548,135)	-	-	198,842	28,065
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	37,421	(37,421)	-	-	-	113	*
Invesco Private Prime Fund	-	86,607	(86,603)	-	(4)	-	302	*
Total	$3,046,089	$6,445,346	$(8,994,361)	$(97)	$147	$497,124	$71,231

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.

Open Exchange-Traded Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value

Equity Risk

MSCI Emerging Markets Index	Call	05/17/2024	21	USD 1,090.00	USD 2,289,000	$(1,890)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Currency Risk

Canadian Dollar	33	June-2024	$2,399,925	$(43,473)	$(43,473)

Equity Risk

S&P/TSX 60 Index	12	June-2024	2,275,960	(22,766)	(22,766)

Total Futures Contracts				$(66,239)	$(66,239)

(a)	Futures contracts collateralized by $151,513 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)

								Upfront
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Payments Paid (Received)	Value	Unrealized Appreciation

Equity Risk

Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR - 0.150%	Monthly	1,205	May–2024	USD 1,205	$–	$66,962	$66,962
(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Advantage International Fund

Abbreviations:

SOFR –Secured Overnight Financing Rate

USD  –U.S. Dollar

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Financials	17.81%

Information Technology	12.50

Consumer Discretionary	11.66

Industrials	11.55

U.S. Treasury Securities	9.04

Health Care	8.43

Energy	6.86

Consumer Staples	5.03

Materials	4.41

Communication Services	3.86

Other Sectors, Each Less than 2% of Net Assets	2.76

Money Market Funds Plus Other Assets Less Liabilities	6.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Advantage International Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $25,536,642)	$29,674,201

Investments in affiliated money market funds, at value (Cost $497,101)	497,124

Other investments:
Variation margin receivable – futures contracts	853,681

Unrealized appreciation on swap agreements – OTC	66,962

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	151,513

Cash	75,000

Foreign currencies, at value (Cost $97,321)	96,341

Receivable for:
Fund shares sold	14,106

Dividends	175,137

Interest	355

Investment for trustee deferred compensation and retirement plans	16,873

Other assets	34,467

Total assets	31,655,760

Liabilities:
Other investments:
Options written, at value (premiums received $13,124)	1,890

Swaps payable – OTC	4,297

Payable for:
Investments purchased	1,830

Fund shares reacquired	8,630

Accrued fees to affiliates	14,912

Accrued other operating expenses	9,316

Trustee deferred compensation and retirement plans	16,873

Total liabilities	57,748

Net assets applicable to shares outstanding	$31,598,012

Net assets consist of:
Shares of beneficial interest	$31,090,437

Distributable earnings	507,575

$31,598,012

Net Assets:
Class A	$15,470,671

Class C	$3,141,098

Class R	$4,573,795

Class Y	$1,278,358

Class R5	$10,578

Class R6	$7,123,512

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,436,844

Class C	304,832

Class R	430,683

Class Y	117,243

Class R5	974

Class R6	651,976

Class A:
Net asset value per share	$10.77

Maximum offering price per share (Net asset value of $10.77 ÷ 94.50%)	$11.40

Class C:
Net asset value and offering price per share	$10.30

Class R:
Net asset value and offering price per share	$10.62

Class Y:
Net asset value and offering price per share	$10.90

Class R5:
Net asset value and offering price per share	$10.86

Class R6:
Net asset value and offering price per share	$10.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Advantage International Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:
Interest	$94,649

Dividends (net of foreign withholding taxes of $46,328)	396,851

Dividends from affiliated money market funds (includes net securities lending income of $34)	70,850

Total investment income	562,350

Expenses:
Advisory fees	76,532

Administrative services fees	2,180

Custodian fees	14,145

Distribution fees:
Class A	17,884

Class C	15,309

Class R	11,094

Transfer agent fees – A, C, R and Y	22,933

Transfer agent fees – R5	2

Transfer agent fees – R6	1,184

Trustees’ and officers’ fees and benefits	8,826

Registration and filing fees	38,242

Reports to shareholders	7,502

Professional services fees	43,317

Other	45,694

Total expenses	304,844

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(149,198)

Net expenses	155,646

Net investment income	406,704

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	477,585

Affiliated investment securities	147

Foreign currencies	(4,068)

Forward foreign currency contracts	(491)

Futures contracts	(912,979)

Option contracts written	(318,609)

Swap agreements	242,623

(515,792)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	3,107,283

Affiliated investment securities	(97)

Foreign currencies	(555)

Futures contracts	(20,701)

Option contracts written	(8,294)

Swap agreements	175,036

3,252,672

Net realized and unrealized gain	2,736,880

Net increase in net assets resulting from operations	$3,143,584

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Advantage International Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30,	October 31,
	2024	2023

Operations:
Net investment income	$406,704	$1,043,561

Net realized gain (loss)	(515,792)	(1,458,142)

Change in net unrealized appreciation	3,252,672	645,339

Net increase in net assets resulting from operations	3,143,584	230,758

Distributions to shareholders from distributable earnings:
Class A	(762,498)	–

Class C	(134,768)	–

Class R	(213,318)	–

Class Y	(88,402)	–

Class R5	(558)	–

Class R6	(367,859)	–

Total distributions from distributable earnings	(1,567,403)	–

Share transactions–net:
Class A	284,990	1,837,833

Class C	103,225	(77,550)

Class R	280,861	506,500

Class Y	(381,526)	(1,596,304)

Class R6	48,514	6,844,401

Net increase in net assets resulting from share transactions	336,064	7,514,880

Net increase in net assets	1,912,245	7,745,638

Net assets:
Beginning of period	29,685,767	21,940,129

End of period	$31,598,012	$29,685,767

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Advantage International Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/24	$10.25	$0.14	$0.92	$1.06	$(0.54)	$–	$(0.54)	$10.77	10.68	%(e)	$15,471	0.95	%(e)(f)	1.94	%(e)(f)	2.65	%(e)(f)	84%
Year ended 10/31/23	10.06	0.39	(0.20)	0.19	–	–	–	10.25	1.89	(e)	14,417	0.83	(e)	1.84	(e)	3.65	(e)	196
Year ended 10/31/22	13.37	0.32	(2.00)	(1.68)	(0.14)	(1.49)	(1.63)	10.06	(14.27	)(e)	12,412	0.83	(e)	1.87	(e)	2.85	(e)	157
Year ended 10/31/21	10.83	0.25	2.30	2.55	–	(0.01)	(0.01)	13.37	23.54	(e)	12,502	0.87	(e)	2.27	(e)	1.89	(e)	141
Year ended 10/31/20	10.90	0.12	(0.13)	(0.01)	–	(0.06)	(0.06)	10.83	(0.09)		9,934	0.94		1.74		1.08		238
Year ended 10/31/19	10.57	0.09	0.82	0.91	0.00	(0.58)	(0.58)	10.90	9.51		63,878	1.14		1.53		0.91		43
Class C
Six months ended 04/30/24	9.78	0.10	0.87	0.97	(0.45)	–	(0.45)	10.30	10.19		3,141	1.70	(f)	2.70	(f)	1.90	(f)	84
Year ended 10/31/23	9.67	0.29	(0.18)	0.11	–	–	–	9.78	1.14		2,878	1.58		2.60		2.90		196
Year ended 10/31/22	12.90	0.23	(1.93)	(1.70)	(0.04)	(1.49)	(1.53)	9.67	(14.94)		2,920	1.58		2.64		2.10		157
Year ended 10/31/21	10.52	0.14	2.25	2.39	–	(0.01)	(0.01)	12.90	22.72		3,350	1.62		3.04		1.14		141
Year ended 10/31/20	10.66	0.04	(0.12)	(0.08)	–	(0.06)	(0.06)	10.52	(0.75)		3,241	1.65		2.49		0.37		238
Year ended 10/31/19	10.42	0.02	0.80	0.82	–	(0.58)	(0.58)	10.66	8.73		3,294	1.89		2.43		0.16		43
Class R
Six months ended 04/30/24	10.10	0.12	0.91	1.03	(0.51)	–	(0.51)	10.62	10.52		4,574	1.20	(f)	2.20	(f)	2.40	(f)	84
Year ended 10/31/23	9.94	0.36	(0.20)	0.16	–	–	–	10.10	1.61		4,071	1.08		2.10		3.40		196
Year ended 10/31/22	13.23	0.29	(1.98)	(1.69)	(0.11)	(1.49)	(1.60)	9.94	(14.53)		3,521	1.08		2.14		2.60		157
Year ended 10/31/21	10.74	0.21	2.29	2.50	–	(0.01)	(0.01)	13.23	23.27		4,360	1.12		2.54		1.64		141
Year ended 10/31/20	10.83	0.09	(0.12)	(0.03)	–	(0.06)	(0.06)	10.74	(0.28)		3,607	1.14		1.99		0.88		238
Year ended 10/31/19	10.52	0.07	0.82	0.89	–	(0.58)	(0.58)	10.83	9.35		3,266	1.39		1.94		0.66		43
Class Y
Six months ended 04/30/24	10.40	0.15	0.92	1.07	(0.57)	–	(0.57)	10.90	10.63		1,278	0.70	(f)	1.70	(f)	2.90	(f)	84
Year ended 10/31/23	10.17	0.42	(0.19)	0.23	–	–	–	10.40	2.26		1,586	0.58		1.60		3.90		196
Year ended 10/31/22	13.51	0.34	(2.01)	(1.67)	(0.18)	(1.49)	(1.67)	10.17	(14.12)		3,076	0.58		1.64		3.10		157
Year ended 10/31/21	10.91	0.28	2.33	2.61	–	(0.01)	(0.01)	13.51	23.92		1,178	0.62		2.04		2.14		141
Year ended 10/31/20	10.95	0.14	(0.12)	0.02	–	(0.06)	(0.06)	10.91	0.18		890	0.71		1.49		1.31		238
Year ended 10/31/19	10.60	0.11	0.82	0.93	–	(0.58)	(0.58)	10.95	9.67		1,433	0.99		1.36		1.06		43
Class R5
Six months ended 04/30/24	10.35	0.15	0.93	1.08	(0.57)	–	(0.57)	10.86	10.78		11	0.70	(f)	1.54	(f)	2.90	(f)	84
Year ended 10/31/23	10.14	0.42	(0.21)	0.21	–	–	–	10.35	2.07		10	0.58		1.42		3.90		196
Year ended 10/31/22	13.46	0.35	(2.00)	(1.65)	(0.18)	(1.49)	(1.67)	10.14	(14.02)		10	0.58		1.47		3.10		157
Year ended 10/31/21	10.88	0.28	2.31	2.59	–	(0.01)	(0.01)	13.46	23.80		13	0.62		1.85		2.14		141
Year ended 10/31/20	10.91	0.15	(0.12)	0.03	–	(0.06)	(0.06)	10.88	0.28		11	0.66		1.47		1.36		238
Period ended 10/31/19(g)	10.27	0.05	0.59	0.64	–	–	–	10.91	6.23		11	1.94	(f)	1.26	(f)	1.11	(f)	43
Class R6
Six months ended 04/30/24	10.41	0.15	0.94	1.09	(0.57)	–	(0.57)	10.93	10.82		7,124	0.70	(f)	1.54	(f)	2.90	(f)	84
Year ended 10/31/23	10.19	0.42	(0.20)	0.22	–	–	–	10.41	2.16		6,724	0.58		1.42		3.90		196
Year ended 10/31/22	13.53	0.35	(2.02)	(1.67)	(0.18)	(1.49)	(1.67)	10.19	(14.10)		1	0.58		1.47		3.10		157
Year ended 10/31/21	10.93	0.28	2.33	2.61	–	(0.01)	(0.01)	13.53	23.88		2	0.62		1.85		2.14		141
Year ended 10/31/20	10.96	0.14	(0.11)	0.03	–	(0.06)	(0.06)	10.93	0.28		2	0.68		1.47		1.34		238
Year ended 10/31/19	10.59	0.12	0.83	0.95	–	(0.58)	(0.58)	10.96	9.88		11	0.89		1.21		1.16		43

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Estimated acquired fund fees from underlying funds was 0.14% for the year ended October 31, 2019.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24%, 0.24%, 0.23% and 0.23% for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022 and 2021, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Advantage International Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Advantage International Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

Prior to February 10, 2020, the Fund sought to gain exposure to Regulation S securities primarily through investments in the Invesco Oppenheimer Global Multi-Asset Growth Fund (Cayman) Ltd. (the “Subsidiary”), a wholly owned and controlled subsidiary by the Fund that was organized under the laws of the Cayman Islands. Effective February 10, 2020, the Subsidiary liquidated and ceased operations. For periods prior to February 10, 2020, the Subsidiary operations were consolidated on the Financial Highlights.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

16	Invesco Advantage International Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower

17	Invesco Advantage International Fund

to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Call Options Purchased and Written – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a

18	Invesco Advantage International Fund

written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value (“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on

19	Invesco Advantage International Fund

any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2024, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

P.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Q.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.490%

Next $500 million	0.470%

Next $4.0 billion	0.440%

Over $5.0 billion	0.420%

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.49%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through February 29, 2024, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.85%, 1.60%, 1.10%, 0.60%, 0.60% and 0.60%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective March 1,2024, the Adviser has contractually agreed, through at least February 28, 2025, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y,Class R5 and Class R6 shares to 1.18%, 1.93%, 1.43%, 0.93%, 0.93% and 0.93%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $76,532, reimbursed fund level expenses of $46,511 and reimbursed class level expenses of $14,411, $2,902, $4,206, $1,413, $2 and $1,184 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the

20	Invesco Advantage International Fund

Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $5,396 in front-end sales commissions from the sale of Class A shares and $0 and $1 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

Australia	$–	$793,995	$ –	$793,995

Austria	–	18,981	–	18,981

Belgium	–	40,885	–	40,885

Brazil	986,570	–	–	986,570

Chile	54,201	–	–	54,201

China	375,175	2,984,044	–	3,359,219

Colombia	24,065	–	–	24,065

Czech Republic	–	15,416	–	15,416

Denmark	1,815	959,227	–	961,042

Finland	–	30,774	–	30,774

France	–	1,750,897	–	1,750,897

Germany	–	1,722,052	–	1,722,052

Hong Kong	–	155,057	–	155,057

Hungary	–	28,451	–	28,451

Indonesia	–	233,040	–	233,040

Israel	24,505	–	–	24,505

Italy	–	737,511	–	737,511

Japan	–	4,584,540	–	4,584,540

Luxembourg	–	33,527	–	33,527

Malaysia	–	162,162	–	162,162

Mexico	314,133	–	–	314,133

Multinational	–	–	3,902	3,902

Netherlands	–	474,441	–	474,441

Peru	8,446	–	–	8,446

21	Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total
Philippines	$–	$45,385	$ –	$45,385

Poland	–	82,861	–	82,861

Russia	–	–	0	0

Singapore	–	96,757	–	96,757

South Africa	–	367,964	–	367,964

South Korea	–	954,761	–	954,761

Spain	–	735,378	–	735,378

Sweden	153,401	521,796	–	675,197

Switzerland	–	1,260,332	–	1,260,332

Taiwan	1,130,460	1,077,269	–	2,207,729

Turkey	–	136,899	–	136,899

United Kingdom	47,749	1,778,382	–	1,826,131

United States	140,744	4,626,246	–	4,766,990

Vietnam	–	5	–	5

Money Market Funds	497,124	–	–	497,124

Total Investments in Securities	3,758,388	26,409,035	3,902	30,171,325

Other Investments - Assets*

Swap Agreements	–	66,962	–	66,962

Other Investments - Liabilities*

Futures Contracts	(66,239)	–	–	(66,239)

Options Written	(1,890)	–	–	(1,890)

	(68,129)	–	–	(68,129)

Total Other Investments	(68,129)	66,962	–	(1,167)

Total Investments	$3,690,259	$26,475,997	$3,902	$30,170,158

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2024:

Value
Equity
Derivative Assets	Risk

Unrealized appreciation on swap agreements – OTC	$66,962

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$66,962

	Value

Derivative Liabilities	Currency Risk	Equity Risk	Total

Unrealized depreciation on futures contracts –Exchange-Traded(a)	$(43,473)	$(22,766)	$(66,239)

Options written, at value – Exchange-Traded	–	(1,890)	(1,890)

Total Derivative Liabilities	(43,473)	(24,656)	(68,129)

Derivatives not subject to master netting agreements	43,473	24,656	68,129

Total Derivative Liabilities subject to master netting agreements	$–	$–	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

22	Invesco Advantage International Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2024.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank, N.A.	$66,962	$(4,297)	$62,665	$–	$–	$62,665

Effect of Derivative Investments for the six months ended April 30, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(491)	$-	$(491)

Futures contracts	(39,206)	(873,773)	(912,979)

Options written	-	(318,609)	(318,609)

Swap agreements	-	242,623	242,623

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	13,965	(34,666)	(20,701)

Options written	-	(8,294)	(8,294)

Swap agreements	-	175,036	175,036

Total	$(25,732)	$(817,683)	$(843,415)

The table below summarizes the average notional value of derivatives held during the period.

	Forward		Index
	Foreign Currency	Futures	Options	Swap
	Contracts	Contracts	Written	Agreements
Average notional value	$62,830	$8,505,080	$10,264,333	$4,524,573

Average contracts	–	–	61	–

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,037.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

23	Invesco Advantage International Fund

The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$1,289,126	$1,585,943	$2,875,069

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9– Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $21,336,786 and $20,634,124, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$4,055,105

Aggregate unrealized (depreciation) of investments	(474,330)

Net unrealized appreciation of investments	$3,580,775

Cost of investments for tax purposes is $26,589,383.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2024(a)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	105,777	$1,115,658	408,886	$4,344,778

Class C	25,376	256,135	67,888	689,747

Class R	38,439	399,576	109,216	1,142,005

Class Y	28,532	308,687	108,903	1,171,806

Class R6	25,634	272,253	755,173	8,027,473

Issued as reinvestment of dividends:
Class A	72,755	741,370	-	-

Class C	13,510	132,132	-	-

Class R	21,205	213,318	-	-

Class Y	6,344	65,412	-	-

Class R6	35,577	367,514	-	-

Automatic conversion of Class C shares to Class A shares:
Class A	6,382	66,705	6,941	73,067

Class C	(6,655)	(66,705)	(7,243)	(73,067)

Reacquired:
Class A	(154,576)	(1,638,743)	(242,799)	(2,580,012)

Class C	(21,585)	(218,337)	(68,377)	(694,230)

Class R	(32,031)	(332,033)	(60,313)	(635,505)

Class Y	(70,177)	(755,625)	(258,690)	(2,768,110)

Class R6	(55,369)	(591,253)	(109,179)	(1,183,072)

Net increase in share activity	39,138	$336,064	710,406	$7,514,880

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24	Invesco Advantage International Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,107.90	$4.98	$1,020.14	$4.77	0.95%
Class C	1,000.00	1,103.00	8.89	1,016.41	8.52	1.70
Class R	1,000.00	1,106.30	6.28	1,018.90	6.02	1.20
Class Y	1,000.00	1,108.50	3.67	1,021.38	3.52	0.70
Class R5	1,000.00	1,108.90	3.67	1,021.38	3.52	0.70
Class R6	1,000.00	1,109.30	3.67	1,021.38	3.52	0.70

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

25	Invesco Advantage International Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1) Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Against/Withheld
(1)*	Beth Ann Brown	418,524,361.66	6,547,075.67
	Carol Deckbar	418,434,561.61	6,636,875.73
	Cynthia Hostetler	418,206,937.03	6,864,500.31
	Dr. Eli Jones	417,798,112.17	7,273,325.17
	Elizabeth Krentzman	418,433,936.89	6,637,500.44
	Jeffrey H. Kupor	417,798,893.62	7,272,543.72
	Anthony J. LaCava, Jr.	417,678,354.58	7,393,082.75
	James Liddy	417,757,935.26	7,313,502.08
	Dr. Prema Mathai-Davis	411,009,973.62	14,061,463.72
	Joel W. Motley	417,452,943.65	7,618,493.69
	Teresa M. Ressel	418,422,438.02	6,648,999.32
	Douglas Sharp	417,790,161.67	7,281,275.67
	Robert C. Troccoli	417,448,995.31	7,622,442.02
	Daniel S. Vandivort	417,635,361.82	7,436,075.52

* Proposal 1 required approval by a combined vote of all the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

26	Invesco Advantage International Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLMAG-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco EQV Asia Pacific Equity Fund

Nasdaq:

A: ASIAX ∎ C: ASICX ∎ Y: ASIYX ∎ R6: ASISX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

17	Fund Expenses
18	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.88%
Class C Shares	8.48
Class Y Shares	9.00
Class R6 Shares	9.10
MSCI All Country Asia Pacific ex Japan Index▼ (Broad Market/Style-Specific Index)	15.25

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country Asia Pacific ex Japan Index is an unmanaged index considered representative of Asia Pacific region stock markets, excluding Japan. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their in-sights about market and economic news and trends.

2	Invesco EQV Asia Pacific Equity Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	7.48%
10 Years	3.75
5 Years	1.20
1 Year	-6.82

Class C Shares
Inception (11/3/97)	7.48%
10 Years	3.71
5 Years	1.60
1 Year	-3.10

Class Y Shares
Inception (10/3/08)	8.53%
10 Years	4.59
5 Years	2.61
1 Year	-1.17

Class R6 Shares
10 Years	4.64%
5 Years	2.77
1 Year	-0.98

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco EQV Asia Pacific Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco EQV Asia Pacific Equity Fund

Schedule of Investments

April 30, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.25%
Australia–3.86%
Aristocrat Leisure Ltd.	249,678	$6,371,780

CSL Ltd.	49,544	8,802,784

		15,174,564

China–21.61%
Airtac International Group	308,000	10,904,995

China Mengniu Dairy Co. Ltd.	2,399,000	4,969,471

China Resources Beer (Holdings) Co. Ltd.	1,746,000	7,958,374

Chongqing Fuling Zhacai Group Co. Ltd., A Shares	1,104,355	2,162,556

Fuyao Glass Industry Group Co. Ltd., H Shares(a)	2,087,200	12,496,193

Minth Group Ltd.	1,506,000	2,567,136

Tencent Holdings Ltd.	420,600	18,457,267

Tongcheng Travel Holdings Ltd.(a)(b)	5,005,600	13,174,133

Wuliangye Yibin Co. Ltd., A Shares	453,138	9,370,897

Yum China Holdings, Inc.	79,231	2,892,724

		84,953,746

Hong Kong–7.49%
AIA Group Ltd.	1,033,000	7,566,057

Swire Properties Ltd.	2,568,200	5,311,465

Techtronic Industries Co. Ltd.	1,198,000	16,555,509

		29,433,031

India–9.72%
Emami Ltd.	1,125,522	6,567,537

HDFC Bank Ltd., ADR	291,804	16,807,910

MakeMyTrip Ltd.(b)(c)	90,555	5,995,647

SBI Life Insurance Co. Ltd.(a)	513,351	8,831,890

		38,202,984

Indonesia–11.42%
PT Bank Central Asia Tbk	20,982,800	12,616,627

PT Kalbe Farma Tbk	97,092,500	8,688,792

PT Mitra Keluarga Karyasehat Tbk(a)	67,966,600	12,120,982

PT Pakuwon Jati Tbk	376,325,600	9,282,806

PT Telkom Indonesia (Persero) Tbk	11,272,200	2,185,210

		44,894,417

Macau–0.84%
Galaxy Entertainment Group Ltd.	740,000	3,320,300

Malaysia–4.84%
Bursa Malaysia Bhd.	5,109,450	7,976,015

Heineken Malaysia Bhd.	1,574,800	7,668,244

KPJ Healthcare Bhd.	7,977,500	3,369,124

		19,013,383

New Zealand–2.05%
Auckland International Airport Ltd.	958,177	4,429,716

Freightways Group Ltd.	734,490	3,631,869

		8,061,585

	Shares	Value

Philippines–8.04%
BDO Unibank, Inc.	5,609,108	$14,376,290

SM Investments Corp.	506,436	8,314,939

SM Prime Holdings, Inc.	18,472,800	8,926,158

		31,617,387

Singapore–2.36%
United Overseas Bank Ltd.	417,700	9,269,091

SouthKorea–5.12%
LEENO Industrial, Inc.	24,483	4,362,262

Samsung Electronics Co. Ltd.	284,073	15,790,663

		20,152,925

Taiwan–10.63%
ASPEED Technology, Inc.	32,000	2,996,320

MediaTek, Inc.	270,000	8,140,816

Taiwan Semiconductor Manufacturing Co. Ltd.	1,133,464	27,139,384

Visual Photonics Epitaxy Co. Ltd.	748,000	3,525,270

		41,801,790

Thailand–4.72%
Bangkok Dusit Medical Services PCL, Foreign Shares	5,386,900	4,216,256

Central Pattana PCL, Foreign Shares	6,686,000	11,399,474

Humanica PCL, Foreign Shares	10,088,100	2,961,767

		18,577,497

United States–4.55%
Broadcom, Inc.	13,756	17,886,514

Total Common Stocks & Other Equity Interests (Cost $275,680,619)		382,359,214

Money Market Funds–2.27%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	3,115,469	3,115,469

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(d)(e)	2,247,675	2,248,350

Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	3,560,536	3,560,536

Total Money Market Funds (Cost $8,923,369)		8,924,355

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.52% (Cost $284,603,988)		391,283,569

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.89%
Invesco Private Government Fund, 5.29%(d)(e)(f)	982,577	982,577

Invesco Private Prime Fund, 5.46%(d)(e)(f)	2,526,294	2,527,052

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,509,773)		3,509,629

TOTAL INVESTMENTS IN SECURITIES–100.41% (Cost $288,113,761)		394,793,198

OTHER ASSETS LESS LIABILITIES–(0.41)%		(1,604,871)

NET ASSETS–100.00%		$393,188,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco EQV Asia Pacific Equity Fund

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $46,623,198, which represented 11.86% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value
	October 31, 2023	at Cost	from Sales	(Depreciation)	Gain	April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,163,086	$19,441,426	$(19,489,043)	$ -	$ -	$3,115,469	$86,909
Invesco Liquid Assets Portfolio, Institutional Class	2,282,532	13,886,732	(13,920,744)	(501)	331	2,248,350	64,242
Invesco Treasury Portfolio, Institutional Class	3,614,956	22,218,772	(22,273,192)	-	-	3,560,536	98,511
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	947,423	15,040,365	(15,005,211)	-	-	982,577	36,970	*
Invesco Private Prime Fund	2,436,851	36,904,829	(36,814,939)	(144)	455	2,527,052	99,289	*
Total	$12,444,848	$107,492,124	$(107,503,129)	$(645)	$786	$12,433,984	$385,921

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Information Technology	20.31%
Financials	19.70
Consumer Discretionary	11.91
Industrials	11.90
Consumer Staples	9.84
Health Care	9.46
Real Estate	8.88
Communication Services	5.25
Money Market Funds Plus Other Assets Less Liabilities	2.75

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco EQV Asia Pacific Equity Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $275,680,619)*	$382,359,214

Investments in affiliated money market funds, at value (Cost $12,433,142)	12,433,984

Foreign currencies, at value (Cost $53,803)	53,288

Receivable for:
Investments sold	1,950,275

Fund shares sold	96,608

Dividends	891,101

Investment for trustee deferred compensation and retirement plans	91,202

Other assets	41,349

Total assets	397,917,021

Liabilities:
Payable for:
Dividends	28

Fund shares reacquired	318,548

Accrued foreign taxes	457,115

Collateral upon return of securities loaned	3,509,773

Accrued fees to affiliates	250,844

Accrued other operating expenses	94,860

Trustee deferred compensation and retirement plans	97,526

Total liabilities	4,728,694

Net assets applicable to shares outstanding	$393,188,327

Net assets consist of:
Shares of beneficial interest	$279,868,076

Distributable earnings	113,320,251

$393,188,327

Net Assets:
Class A	$288,975,921

Class C	$5,228,290

Class Y	$80,859,490

Class R6	$18,124,626

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	10,559,558

Class C	217,234

Class Y	2,949,594

Class R6	662,708

Class A:
Net asset value per share	$27.37

Maximum offering price per share (Net asset value of $27.37 ÷ 94.50%)	$28.96

Class C:
Net asset value and offering price per share	$24.07

Class Y:
Net asset value and offering price per share	$27.41

Class R6:
Net asset value and offering price per share	$27.35

*	At April 30, 2024, security with a value of $3,346,386 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco EQV Asia Pacific Equity Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $325,130)	$2,639,405

Dividends from affiliated money market funds (includes net securities lending income of $3,376)	253,038

Total investment income	2,892,443

Expenses:
Advisory fees	1,889,280

Administrative services fees	30,144

Custodian fees	52,995

Distribution fees:
Class A	367,551

Class C	28,455

Transfer agent fees – A, C and Y	444,737

Transfer agent fees – R6	2,886

Trustees’ and officers’ fees and benefits	10,653

Registration and filing fees	31,396

Reports to shareholders	113,137

Professional services fees	34,054

Other	6,352

Total expenses	3,011,640

Less: Fees waived and/or expense offset arrangement(s)	(14,689)

Net expenses	2,996,951

Net investment income (loss)	(104,508)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $162,160)	7,401,949

Affiliated investment securities	786

Foreign currencies	(34,853)

7,367,882

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $81,976)	28,364,266

Affiliated investment securities	(645)

Foreign currencies	(14,673)

28,348,948

Net realized and unrealized gain	35,716,830

Net increase in net assets resulting from operations	$35,612,322

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco EQV Asia Pacific Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30,	October 31,
	2024	2023

Operations:
Net investment income (loss)	$(104,508)	$4,671,367

Net realized gain	7,367,882	7,701,713

Change in net unrealized appreciation	28,348,948	38,777,087

Net increase in net assets resulting from operations	35,612,322	51,150,167

Distributions to shareholders from distributable earnings:
Class A	(8,556,780)	(23,019,545)

Class C	(121,876)	(689,858)

Class Y	(2,933,225)	(9,157,836)

Class R6	(619,767)	(1,652,040)

Total distributions from distributable earnings	(12,231,648)	(34,519,279)

Share transactions–net:
Class A	(21,375,869)	(11,959,783)

Class C	(1,152,754)	(3,328,057)

Class Y	(26,514,148)	(25,793,836)

Class R6	(4,337,341)	519,455

Net increase (decrease) in net assets resulting from share transactions	(53,380,112)	(40,562,221)

Net increase (decrease) in net assets	(29,999,438)	(23,931,333)

Net assets:
Beginning of period	423,187,765	447,119,098

End of period	$393,188,327	$423,187,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco EQV Asia Pacific Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/24	$25.87	$ (0.02)	$ 2.29	$2.27	$(0.26)	$(0.51)	$(0.77)	$27.37	8.88%	$288,976	1.54	%(d)	1.54	%(d)	(0.12	)%(d)	4%
Year ended 10/31/23	25.07	0.24	2.56	2.80	(0.16)	(1.84)	(2.00)	25.87	10.66	293,668	1.44		1.45		0.87		16
Year ended 10/31/22	36.69	0.17	(9.22)	(9.05)	(0.07)	(2.50)	(2.57)	25.07	(26.39)	295,255	1.45		1.45		0.53		13
Year ended 10/31/21	36.20	0.07	3.23	3.30	(0.10)	(2.71)	(2.81)	36.69	8.97	447,947	1.38		1.38		0.17		15
Year ended 10/31/20	33.15	0.13	5.12	5.25	(0.35)	(1.85)	(2.20)	36.20	16.67	438,473	1.44		1.45		0.40		27
Year ended 10/31/19	30.30	0.35	4.60	4.95	(0.34)	(1.76)	(2.10)	33.15	17.17	433,120	1.43		1.44		1.08		17
Class C
Six months ended 04/30/24	22.67	(0.10)	2.01	1.91	–	(0.51)	(0.51)	24.07	8.48	5,228	2.29	(d)	2.29	(d)	(0.87	)(d)	4
Year ended 10/31/23	22.19	0.03	2.29	2.32	–	(1.84)	(1.84)	22.67	9.85	6,022	2.19		2.20		0.12		16
Year ended 10/31/22	32.94	(0.06)	(8.19)	(8.25)	–	(2.50)	(2.50)	22.19	(26.94)	8,847	2.20		2.20		(0.22)		13
Year ended 10/31/21	32.90	(0.20)	2.95	2.75	–	(2.71)	(2.71)	32.94	8.16	15,631	2.13		2.13		(0.58)		15
Year ended 10/31/20	30.25	(0.10)	4.65	4.55	(0.05)	(1.85)	(1.90)	32.90	15.78	23,167	2.19		2.20		(0.35)		27
Year ended 10/31/19	27.77	0.10	4.21	4.31	(0.07)	(1.76)	(1.83)	30.25	16.29	31,409	2.18		2.19		0.33		17
Class Y
Six months ended 04/30/24	25.95	0.02	2.29	2.31	(0.34)	(0.51)	(0.85)	27.41	9.00	80,859	1.29	(d)	1.29	(d)	0.13	(d)	4
Year ended 10/31/23	25.15	0.32	2.57	2.89	(0.25)	(1.84)	(2.09)	25.95	10.94	102,149	1.19		1.20		1.12		16
Year ended 10/31/22	36.83	0.24	(9.25)	(9.01)	(0.17)	(2.50)	(2.67)	25.15	(26.24)	122,929	1.20		1.20		0.78		13
Year ended 10/31/21	36.31	0.16	3.25	3.41	(0.18)	(2.71)	(2.89)	36.83	9.28	167,045	1.13		1.13		0.42		15
Year ended 10/31/20	33.25	0.21	5.13	5.34	(0.43)	(1.85)	(2.28)	36.31	16.95	154,378	1.19		1.20		0.65		27
Year ended 10/31/19	30.41	0.43	4.60	5.03	(0.43)	(1.76)	(2.19)	33.25	17.44	170,249	1.18		1.19		1.33		17
Class R6
Six months ended 04/30/24	25.92	0.04	2.29	2.33	(0.39)	(0.51)	(0.90)	27.35	9.10	18,125	1.09	(d)	1.09	(d)	0.33	(d)	4
Year ended 10/31/23	25.13	0.36	2.57	2.93	(0.30)	(1.84)	(2.14)	25.92	11.13	21,349	1.03		1.04		1.28		16
Year ended 10/31/22	36.83	0.31	(9.28)	(8.97)	(0.23)	(2.50)	(2.73)	25.13	(26.16)	20,088	1.03		1.03		0.95		13
Year ended 10/31/21	36.32	0.22	3.25	3.47	(0.25)	(2.71)	(2.96)	36.83	9.44	92,813	0.97		0.97		0.58		15
Year ended 10/31/20	33.27	0.28	5.12	5.40	(0.50)	(1.85)	(2.35)	36.32	17.16	107,226	0.99		1.00		0.85		27
Year ended 10/31/19	30.43	0.49	4.61	5.10	(0.50)	(1.76)	(2.26)	33.27	17.70	96,533	0.98		0.99		1.53		17

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco EQV Asia Pacific Equity Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco EQV Asia Pacific Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11	Invesco EQV Asia Pacific Equity Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

12	Invesco EQV Asia Pacific Equity Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; lack of publicly available information; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.

The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. In addition, the risks of expropriation and/or nationalization of assets, confiscatory taxation, and armed conflict as a result of religious, ethnic, socio- economic and/or political unrest may adversely affect the value of the Fund’s Asia Pacific investments.

Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

13	Invesco EQV Asia Pacific Equity Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Amount over $10 billion	0.760%

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.93%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.25%, 3.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $5,551.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $13,778 in front-end sales commissions from the sale of Class A shares and $84 and $1,100 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2024, the Fund incurred $633 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s

14	Invesco EQV Asia Pacific Equity Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$15,174,564	$–	$15,174,564

China	2,892,724	82,061,022	–	84,953,746

Hong Kong	–	29,433,031	–	29,433,031

India	22,803,557	15,399,427	–	38,202,984

Indonesia	–	44,894,417	–	44,894,417

Macau	–	3,320,300	–	3,320,300

Malaysia	–	19,013,383	–	19,013,383

New Zealand	–	8,061,585	–	8,061,585

Philippines	–	31,617,387	–	31,617,387

Singapore	–	9,269,091	–	9,269,091

South Korea	–	20,152,925	–	20,152,925

Taiwan	–	41,801,790	–	41,801,790

Thailand	–	18,577,497	–	18,577,497

United States	17,886,514	–	–	17,886,514

Money Market Funds	8,924,355	3,509,629	–	12,433,984

Total Investments	$52,507,150	$342,286,048	$–	$394,793,198

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,138.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2023.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $16,389,405 and $84,682,124, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$125,293,681

Aggregate unrealized (depreciation) of investments	(19,072,272)

Net unrealized appreciation of investments	$106,221,409

Cost of investments for tax purposes is $288,571,789.

15	Invesco EQV Asia Pacific Equity Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	188,521	$5,052,739	695,630	$19,794,347

Class C	18,751	439,712	75,545	1,892,280

Class Y	415,892	11,173,876	1,480,206	42,272,526

Class R6	57,450	1,536,048	379,927	10,612,533

Issued as reinvestment of dividends:
Class A	298,999	7,905,526	769,158	21,290,293

Class C	4,860	113,343	26,435	645,553

Class Y	82,596	2,185,488	248,393	6,882,957

Class R6	13,968	368,467	36,539	1,009,929

Automatic conversion of Class C shares to Class A shares:
Class A	17,202	464,549	55,168	1,553,764

Class C	(19,558)	(464,549)	(62,693)	(1,553,764)

Reacquired:
Class A	(1,298,295)	(34,798,683)	(1,945,232)	(54,598,187)

Class C	(52,476)	(1,241,260)	(172,253)	(4,312,126)

Class Y	(1,485,272)	(39,873,512)	(2,679,555)	(74,949,319)

Class R6	(232,477)	(6,241,856)	(392,057)	(11,103,007)

Net increase (decrease) in share activity	(1,989,839)	$(53,380,112)	(1,484,789)	$(40,562,221)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco EQV Asia Pacific Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,088.80	$8.00	$1,017.21	$7.72	1.54%
Class C	1,000.00	1,084.80	11.87	1,013.48	11.46	2.29
Class Y	1,000.00	1,090.00	6.70	1,018.45	6.47	1.29
Class R6	1,000.00	1,091.00	5.67	1,019.44	5.47	1.09

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17	Invesco EQV Asia Pacific Equity Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/ Withheld

(1)*	Beth Ann Brown	418,524,361.66	6,547,075.67
	Carol Deckbar	418,434,561.61	6,636,875.73
	Cynthia Hostetler	418,206,937.03	6,864,500.31
	Dr. Eli Jones	417,798,112.17	7,273,325.17
	Elizabeth Krentzman	418,433,936.89	6,637,500.44
	Jeffrey H. Kupor	417,798,893.62	7,272,543.72
	Anthony J. LaCava, Jr.	417,678,354.58	7,393,082.75
	James Liddy	417,757,935.26	7,313,502.08
	Dr. Prema Mathai-Davis	411,009,973.62	14,061,463.72
	Joel W. Motley	417,452,943.65	7,618,493.69
	Teresa M. Ressel	418,422,438.02	6,648,999.32
	Douglas Sharp	417,790,161.67	7,281,275.67
	Robert C. Troccoli	417,448,995.31	7,622,442.02
	Daniel S. Vandivort	417,635,361.82	7,436,075.52

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

18	Invesco EQV Asia Pacific Equity Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	APG-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco EQV European Equity Fund

Nasdaq:

A: AEDAX ∎ C: AEDCX ∎ R: AEDRX ∎ Y: AEDYX ∎ Investor: EGINX ∎ R6: AEGSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses
18	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	18.53%
Class C Shares	18.09
Class R Shares	18.36
Class Y Shares	18.70
Investor Class Shares	18.60
Class R6 Shares	18.74
MSCI Europe Index▼ (Broad Market Index)	19.09

Source(s): ▼RIMES Technologies Corp.

The MSCI Europe Index is an unmanaged index considered representative of stocks of developed European countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco EQV European Equity Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges
Class A Shares
Inception (11/3/97)	8.07%
10 Years	1.98
5 Years	2.14
1 Year	1.01

Class C Shares
Inception (11/3/97)	8.08%
10 Years	1.94
5 Years	2.52
1 Year	5.09

Class R Shares
Inception (6/3/02)	6.86%
10 Years	2.30
5 Years	3.04
1 Year	6.61

Class Y Shares
Inception (10/3/08)	5.89%
10 Years	2.81
5 Years	3.56
1 Year	7.15

Investor Class Shares
Inception (9/30/03)	7.50%
10 Years	2.62
5 Years	3.39
1 Year	6.98

Class R6 Shares
10 Years	2.82%
5 Years	3.69
1 Year	7.31

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares, Class Y shares, Investor Class shares and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco EQV European Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco EQV European Equity Fund

Schedule of Investments

April 30, 2024

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.15%
China–1.74%

Prosus N.V.(a)	240,655	$ 8,052,306

Denmark–5.93%

Coloplast A/S, Class B	47,496	5,726,360

Novo Nordisk A/S, Class B	169,371	21,720,509

		27,446,869

France–18.81%

Air Liquide S.A.	46,658	9,125,309

Bollore SE	1,747,154	11,340,331

Capgemini SE	37,959	7,978,261

Kaufman & Broad S.A.	142,603	4,597,743

LVMH Moet Hennessy Louis Vuitton SE	14,464	11,881,250

Pernod Ricard S.A.	57,062	8,630,178

Publicis Groupe S.A.	87,462	9,651,150

Schneider Electric SE	51,037	11,637,119

TotalEnergies SE	169,368	12,295,906

		87,137,247

Germany–3.75%

Deutsche Boerse AG	63,555	12,252,891

flatexDEGIRO AG(a)	392,999	5,134,671

		17,387,562

Hungary–2.94%

Richter Gedeon Nyrt	534,911	13,619,670

Ireland–2.97%

Flutter Entertainment PLC(a)	37,546	6,993,318

Kingspan Group PLC	76,062	6,765,531

		13,758,849

Italy–5.27%

Danieli & C. Officine Meccaniche S.p.A., RSP	232,401	5,965,849

FinecoBank Banca Fineco S.p.A.	751,371	11,510,825

Technogym S.p.A.(b)	735,569	6,936,788

		24,413,462

Netherlands–8.06%

Aalberts N.V.	115,106	5,472,806

ASML Holding N.V.	15,586	13,575,604

Heineken Holding N.V.	107,823	8,673,711

Wolters Kluwer N.V.	64,071	9,591,844

		37,313,965

Poland–0.83%

Allegro.eu S.A.(a)(b)	461,985	3,851,156

Russia–0.00%

Sberbank of Russia PJSC, Preference Shares(c)	11,172,332	11

Singapore–1.25%

STMicroelectronics N.V.	146,192	5,786,993

	Shares	Value
Spain–1.20%

Construcciones y Auxiliar de Ferrocarriles S.A.	161,855	$ 5,540,603

Sweden–6.11%

Investor AB, Class B	724,762	17,751,409

Lifco AB, Class B	165,067	3,999,339

Svenska Handelsbanken AB, Class A	766,079	6,569,375

		28,320,123

Switzerland–4.67%

Cie Financiere Richemont S.A.	57,986	8,015,232

Nestle S.A.	135,721	13,626,410

		21,641,642

United Kingdom–23.05%

Ashtead Group PLC	119,626	8,686,271

BAE Systems PLC	343,846	5,718,921

Clarkson PLC	130,566	6,328,271

DCC PLC	156,627	10,696,164

Diploma PLC	176,441	7,975,235

Haleon PLC	2,454,577	10,366,512

Hays PLC	3,796,687	4,359,913

IG Group Holdings PLC	1,234,210	11,516,722

London Stock Exchange Group PLC	45,899	5,059,909

Reckitt Benckiser Group PLC	56,160	3,139,737

RELX PLC	347,540	14,279,332

Rentokil Initial PLC	1,129,197	5,700,156

Savills PLC	420,248	5,679,774

Serco Group PLC	3,182,769	7,258,942

		106,765,859

United States–11.57%

CRH PLC	131,096	10,149,452

ICON PLC(a)	40,195	11,973,287

Linde PLC	10,067	4,439,144

Roche Holding AG	38,084	9,125,467

Shell PLC	325,054	11,555,214

Signify N.V.	233,626	6,371,322

		53,613,886

Total Common Stocks & Other Equity Interests (Cost $325,006,936)		454,650,203

Money Market Funds–1.40%

Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	2,269,693	2,269,693

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(d)(e)	1,620,280	1,620,766

Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	2,593,934	2,593,934

Total Money Market Funds (Cost $6,484,263)		6,484,393

TOTAL INVESTMENTS IN SECURITIES–99.55% (Cost $331,491,199)		461,134,596

OTHER ASSETS LESS LIABILITIES–0.45%		2,082,186

NET ASSETS–100.00%		$463,216,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco EQV European Equity Fund

Investment Abbreviations:

RSP – Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $10,787,944, which represented 2.33% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,482,381	$17,907,020	$(19,119,708)	$-	$-	$2,269,693	$80,081
Invesco Liquid Assets Portfolio, Institutional Class	2,486,867	12,790,728	(13,656,934)	(258)	363	1,620,766	58,566
Invesco Treasury Portfolio, Institutional Class	3,979,864	20,465,165	(21,851,095)	-	-	2,593,934	90,810
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	10,969,192	(10,969,192)	-	-	-	18,995*
Invesco Private Prime Fund	-	27,977,683	(27,976,441)	-	(1,242)	-	50,809*
Total	$9,949,112	$90,109,788	$(93,573,370)	$(258)	$(879)	$6,484,393	$299,261

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Industrials	27.28%

Financials	15.07

Health Care	13.42

Consumer Discretionary	10.86

Consumer Staples	9.59

Information Technology	5.90

Energy	5.15

Materials	5.12

Communication Services	4.53

Real Estate	1.23

Money Market Funds Plus Other Assets Less Liabilities	1.85

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco EQV European Equity Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $325,006,936)	$454,650,203

Investments in affiliated money market funds, at value (Cost $6,484,263)	6,484,393

Foreign currencies, at value (Cost $436,593)	433,085

Receivable for:
Fund shares sold	68,526

Dividends	2,386,551

Investment for trustee deferred compensation and retirement plans	148,593

Other assets	51,067

Total assets	464,222,418

Liabilities:
Payable for:
Fund shares reacquired	548,183

Amount due custodian	1,500

Accrued fees to affiliates	244,562

Accrued other operating expenses	52,399

Trustee deferred compensation and retirement plans	158,992

Total liabilities	1,005,636

Net assets applicable to shares outstanding	$463,216,782

Net assets consist of:
Shares of beneficial interest	$326,025,542

Distributable earnings	137,191,240

$463,216,782

Net Assets:
Class A	$237,743,560

Class C	$5,343,784

Class R	$4,217,590

Class Y	$120,622,264

Investor Class	$92,460,276

Class R6	$2,829,308

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,716,535

Class C	165,020

Class R	119,668

Class Y	3,405,879

Investor Class	2,620,798

Class R6	79,989

Class A:
Net asset value per share	$35.40

Maximum offering price per share (Net asset value of $35.40 ÷ 94.50%)	$37.46

Class C:
Net asset value and offering price per share	$32.38

Class R:
Net asset value and offering price per share	$35.24

Class Y:
Net asset value and offering price per share	$35.42

Investor Class:
Net asset value and offering price per share	$35.28

Class R6:
Net asset value and offering price per share	$35.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco EQV European Equity Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $367,274)	$4,258,576

Dividends from affiliated money market funds (includes net securities lending income of $41,753)	271,210

Total investment income	4,529,786

Expenses:
Advisory fees	2,205,188

Administrative services fees	33,432

Custodian fees	22,582

Distribution fees:
Class A	301,557

Class C	29,667

Class R	10,317

Investor Class	60,378

Transfer agent fees – A, C, R, Y and Investor	404,576

Transfer agent fees – R6	409

Trustees’ and officers’ fees and benefits	9,709

Registration and filing fees	39,814

Reports to shareholders	83,051

Professional services fees	38,339

Other	10,945

Total expenses	3,249,964

Less: Fees waived and/or expense offset arrangement(s)	(17,206)

Net expenses	3,232,758

Net investment income	1,297,028

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	18,276,194

Affiliated investment securities	(879)

Foreign currencies	(34,333)

18,240,982

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	61,249,900

Affiliated investment securities	(258)

Foreign currencies	(23,078)

61,226,564

Net realized and unrealized gain	79,467,546

Net increase in net assets resulting from operations	$80,764,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco EQV European Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30,	October 31,
	2024	2023

Operations:
Net investment income	$1,297,028	$8,254,956

Net realized gain	18,240,982	6,456,831

Change in net unrealized appreciation	61,226,564	61,228,564

Net increase in net assets resulting from operations	80,764,574	75,940,351

Distributions to shareholders from distributable earnings:
Class A	(6,273,441)	(16,195,024)

Class C	(114,974)	(706,223)

Class R	(93,038)	(361,560)

Class Y	(3,858,775)	(13,444,757)

Investor Class	(2,501,041)	(6,257,365)

Class R6	(85,881)	(236,728)

Total distributions from distributable earnings	(12,927,150)	(37,201,657)

Share transactions–net:
Class A	(13,282,687)	(10,971,543)

Class C	(1,498,603)	(3,605,168)

Class R	81,951	(1,450,755)

Class Y	(26,260,508)	(89,026,999)

Investor Class	(4,052,794)	(2,900,719)

Class R6	(176,903)	(639,545)

Net increase (decrease) in net assets resulting from share transactions	(45,189,544)	(108,594,729)

Net increase (decrease) in net assets	22,647,880	(69,856,035)

Net assets:
Beginning of period	440,568,902	510,424,937

End of period	$463,216,782	$440,568,902

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco EQV European Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/24	$30.64	$0.08		$ 5.58	$ 5.66	$(0.52)	$(0.38)	$(0.90)	$35.40	18.58%		$237,744	1.43	%(d)	1.44	%(d)	0.47	%(d)	10%
Year ended 10/31/23	28.86	0.49	(e)	3.53	4.02	(0.01)	(2.23)	(2.24)	30.64	14.18		217,328	1.42		1.42		1.52	(e)	17
Year ended 10/31/22	45.47	0.46		(13.20)	(12.74)	(1.04)	(2.83)	(3.87)	28.86	(30.38)		213,529	1.37		1.37		1.32		24
Year ended 10/31/21	33.73	0.44		11.81	12.25	(0.51)	–	(0.51)	45.47	36.58		359,154	1.35		1.35		1.02		18
Year ended 10/31/20	38.76	0.30		(4.31)	(4.01)	(1.02)	–	(1.02)	33.73	(10.74)		287,960	1.36		1.37		0.84		27
Year ended 10/31/19	35.55	0.74		2.94	3.68	(0.47)	–	(0.47)	38.76	10.57		386,369	1.35		1.36		2.02		10
Class C
Six months ended 04/30/24	27.93	(0.05)		5.09	5.04	(0.21)	(0.38)	(0.59)	32.38	18.09		5,344	2.18	(d)	2.19	(d)	(0.28	)(d)	10
Year ended 10/31/23	26.66	0.23	(e)	3.27	3.50	–	(2.23)	(2.23)	27.93	13.33		5,925	2.17		2.17		0.77	(e)	17
Year ended 10/31/22	42.22	0.18		(12.24)	(12.06)	(0.67)	(2.83)	(3.50)	26.66	(30.89)		8,844	2.12		2.12		0.57		24
Year ended 10/31/21	31.31	0.11		11.00	11.11	(0.20)	–	(0.20)	42.22	35.56		20,596	2.10		2.10		0.27		18
Year ended 10/31/20	35.97	0.03		(4.04)	(4.01)	(0.65)	–	(0.65)	31.31	(11.43)		22,166	2.11		2.12		0.09		27
Year ended 10/31/19	32.94	0.43		2.75	3.18	(0.15)	–	(0.15)	35.97	9.72		38,236	2.10		2.11		1.27		10
Class R
Six months ended 04/30/24	30.46	0.04		5.54	5.58	(0.42)	(0.38)	(0.80)	35.24	18.40		4,218	1.68	(d)	1.69	(d)	0.22	(d)	10
Year ended 10/31/23	28.76	0.41	(e)	3.52	3.93	–	(2.23)	(2.23)	30.46	13.89		3,571	1.67		1.67		1.27	(e)	17
Year ended 10/31/22	45.29	0.37		(13.15)	(12.78)	(0.92)	(2.83)	(3.75)	28.76	(30.53)		4,661	1.62		1.62		1.07		24
Year ended 10/31/21	33.59	0.33		11.78	12.11	(0.41)	–	(0.41)	45.29	36.25		7,420	1.60		1.60		0.77		18
Year ended 10/31/20	38.59	0.21		(4.32)	(4.11)	(0.89)	–	(0.89)	33.59	(10.98)		6,092	1.61		1.62		0.59		27
Year ended 10/31/19	35.38	0.64		2.93	3.57	(0.36)	–	(0.36)	38.59	10.26		7,803	1.60		1.61		1.77		10
Class Y
Six months ended 04/30/24	30.70	0.12		5.59	5.71	(0.61)	(0.38)	(0.99)	35.42	18.70		120,622	1.18	(d)	1.19	(d)	0.72	(d)	10
Year ended 10/31/23	28.93	0.58	(e)	3.53	4.11	(0.11)	(2.23)	(2.34)	30.70	14.47		127,534	1.17		1.17		1.77	(e)	17
Year ended 10/31/22	45.58	0.56		(13.23)	(12.67)	(1.15)	(2.83)	(3.98)	28.93	(30.21)		199,354	1.12		1.12		1.57		24
Year ended 10/31/21	33.81	0.54		11.84	12.38	(0.61)	–	(0.61)	45.58	36.93		628,317	1.10		1.10		1.27		18
Year ended 10/31/20	38.85	0.39		(4.31)	(3.92)	(1.12)	–	(1.12)	33.81	(10.51)		524,899	1.11		1.12		1.09		27
Year ended 10/31/19	35.67	0.83		2.93	3.76	(0.58)	–	(0.58)	38.85	10.81		700,808	1.10		1.11		2.27		10
Investor Class
Six months ended 04/30/24	30.55	0.10		5.56	5.66	(0.55)	(0.38)	(0.93)	35.28	18.64	(f)	92,460	1.31	(d)(f)	1.32	(d)(f)	0.59	(d)(f)	10
Year ended 10/31/23	28.78	0.52	(e)	3.52	4.04	(0.04)	(2.23)	(2.27)	30.55	14.29	(f)	83,597	1.33	(f)	1.33	(f)	1.61	(e)(f)	17
Year ended 10/31/22	45.37	0.48		(13.16)	(12.68)	(1.08)	(2.83)	(3.91)	28.78	(30.33	)(f)	80,989	1.30	(f)	1.30	(f)	1.39	(f)	24
Year ended 10/31/21	33.65	0.48		11.79	12.27	(0.55)	–	(0.55)	45.37	36.73	(f)	128,214	1.24	(f)	1.24	(f)	1.13	(f)	18
Year ended 10/31/20	38.67	0.33		(4.31)	(3.98)	(1.04)	–	(1.04)	33.65	(10.68	)(f)	103,954	1.27	(f)	1.28	(f)	0.93	(f)	27
Year ended 10/31/19	35.48	0.76		2.93	3.69	(0.50)	–	(0.50)	38.67	10.61	(f)	133,149	1.29	(f)	1.30	(f)	2.08	(f)	10
Class R6
Six months ended 04/30/24	30.68	0.15		5.58	5.73	(0.66)	(0.38)	(1.04)	35.37	18.78		2,829	1.05	(d)	1.05	(d)	0.85	(d)	10
Year ended 10/31/23	28.93	0.62	(e)	3.53	4.15	(0.17)	(2.23)	(2.40)	30.68	14.63		2,613	1.04		1.04		1.90	(e)	17
Year ended 10/31/22	45.58	0.60		(13.22)	(12.62)	(1.20)	(2.83)	(4.03)	28.93	(30.11)		3,048	1.00		1.00		1.69		24
Year ended 10/31/21	33.81	0.59		11.84	12.43	(0.66)	–	(0.66)	45.58	37.08		7,026	0.98		0.98		1.39		18
Year ended 10/31/20	38.86	0.43		(4.32)	(3.89)	(1.16)	–	(1.16)	33.81	(10.43)		8,477	0.99		1.00		1.21		27
Year ended 10/31/19	35.68	0.87		2.94	3.81	(0.63)	–	(0.63)	38.86	10.96		8,613	0.98		0.99		2.39		10

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended October 31, 2023. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.29 and 0.91%, $0.03 and 0.16%, $0.21 and 0.66%, $0.38 and 1.16%, $0.32 and 1.00%, $0.42 and 1.29% for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.13%, 0.16%, 0.18%, 0.14%, 0.16% and 0.19% for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco EQV European Equity Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco EQV European Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11	Invesco EQV European Equity Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

12	Invesco EQV European Equity Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.910%

Next $500 million	0.885%

Next $1.5 billion	0.860%

Next $2.5 billion	0.835%

Next $2.5 billion	0.810%

Next $2.5 billion	0.785%

Over $10 billion	0.760%

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.92%.

13	Invesco EQV European Equity Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.25% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $4,615.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R, Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $7,326 in front-end sales commissions from the sale of Class A shares and $18 and $200 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2024, the Fund incurred $232 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	- Prices are determined using quoted prices in an active market for identical assets.
Level 2

-  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

-  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

14	Invesco EQV European Equity Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

China	$–	$8,052,306	$–	$8,052,306

Denmark	–	27,446,869	–	27,446,869

France	–	87,137,247	–	87,137,247

Germany	–	17,387,562	–	17,387,562

Hungary	–	13,619,670	–	13,619,670

Ireland	6,993,318	6,765,531	–	13,758,849

Italy	–	24,413,462	–	24,413,462

Netherlands	–	37,313,965	–	37,313,965

Poland	–	3,851,156	–	3,851,156

Russia	–	–	11	11

Singapore	–	5,786,993	–	5,786,993

Spain	–	5,540,603	–	5,540,603

Sweden	–	28,320,123	–	28,320,123

Switzerland	–	21,641,642	–	21,641,642

United Kingdom	–	106,765,859	–	106,765,859

United States	26,561,883	27,052,003	–	53,613,886

Money Market Funds	6,484,393	–	–	6,484,393

Total Investments	$40,039,594	$421,094,991	$11	$461,134,596

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $12,591.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2023.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $45,380,454 and $98,380,971, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$146,144,544

Aggregate unrealized (depreciation) of investments	(27,699,856)

Net unrealized appreciation of investments	$118,444,688

Cost of investments for tax purposes is $ 342,689,908.

15	Invesco EQV European Equity Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2024(a)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	96,377	$3,361,468	317,637	$10,393,858

Class C	8,330	262,880	18,611	538,789

Class R	9,132	316,578	20,703	669,724

Class Y	119,347	4,245,233	480,177	15,275,384

Investor Class	13,644	471,596	19,267	612,252

Class R6	5,574	195,367	110,414	3,709,892

Issued as reinvestment of dividends:
Class A	162,551	5,567,362	486,919	14,442,006

Class C	3,362	105,643	23,740	645,962

Class R	2,691	91,856	12,180	359,923

Class Y	66,546	2,277,871	334,307	9,912,191

Investor Class	65,158	2,223,201	188,928	5,582,808

Class R6	2,206	75,388	7,449	220,487

Automatic conversion of Class C shares to Class A shares:
Class A	31,135	1,089,237	81,421	2,630,214

Class C	(34,011)	(1,089,237)	(89,004)	(2,630,214)

Reacquired:
Class A	(665,570)	(23,300,754)	(1,192,638)	(38,437,621)

Class C	(24,799)	(777,889)	(72,974)	(2,159,705)

Class R	(9,389)	(326,483)	(77,723)	(2,480,402)

Class Y	(934,475)	(32,783,612)	(3,551,916)	(114,214,574)

Investor Class	(194,019)	(6,747,591)	(286,065)	(9,095,779)

Class R6	(12,961)	(447,658)	(138,071)	(4,569,924)

Net increase (decrease) in share activity	(1,289,171)	$(45,189,544)	(3,306,638)	$(108,594,729)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco EQV European Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,185.30	$7.77	$1,017.75	$7.17	1.43%
Class C	1,000.00	1,180.90	11.82	1,014.02	10.92	2.18
Class R	1,000.00	1,183.60	9.12	1,016.51	8.42	1.68
Class Y	1,000.00	1,187.00	6.42	1,019.00	5.92	1.18
Investor Class	1,000.00	1,186.00	7.12	1,018.35	6.57	1.31
Class R6	1,000.00	1,187.40	5.71	1,019.64	5.27	1.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17	Invesco EQV European Equity Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1) Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	418,524,361.66	6,547,075.67
	Carol Deckbar	418,434,561.61	6,636,875.73
	Cynthia Hostetler	418,206,937.03	6,864,500.31
	Dr. Eli Jones	417,798,112.17	7,273,325.17
	Elizabeth Krentzman	418,433,936.89	6,637,500.44
	Jeffrey H. Kupor	417,798,893.62	7,272,543.72
	Anthony J. LaCava, Jr.	417,678,354.58	7,393,082.75
	James Liddy	417,757,935.26	7,313,502.08
	Dr. Prema Mathai-Davis	411,009,973.62	14,061,463.72
	Joel W. Motley	417,452,943.65	7,618,493.69
	Teresa M. Ressel	418,422,438.02	6,648,999.32
	Douglas Sharp	417,790,161.67	7,281,275.67
	Robert C. Troccoli	417,448,995.31	7,622,442.02
	Daniel S. Vandivort	417,635,361.82	7,436,075.52

* Proposal 1 required approval by a combined vote of all the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

18	Invesco EQV European Equity Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	EGR-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco EQV International Equity Fund

Nasdaq:

A: AIIEX ∎ C: AIECX ∎ R: AIERX ∎ Y: AIIYX ∎ R5: AIEVX ∎ R6: IGFRX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
19	Fund Expenses
20	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.61%
Class C Shares	14.20
Class R Shares	14.48
Class Y Shares	14.77
Class R5 Shares	14.78
Class R6 Shares	14.87
MSCI All Country World ex USA Index▼ (Broad Market Index)	17.69
Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco EQV International Equity Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (4/7/92)	6.67%
10 Years	3.12
5 Years	3.21
1 Year	0.26

Class C Shares
Inception (8/4/97)	4.78%
10 Years	3.09
5 Years	3.61
1 Year	4.24

Class R Shares
Inception (6/3/02)	6.03%
10 Years	3.45
5 Years	4.13
1 Year	5.80

Class Y Shares
Inception (10/3/08)	6.06%
10 Years	3.97
5 Years	4.66
1 Year	6.37

Class R5 Shares
Inception (3/15/02)	6.73%
10 Years	4.06
5 Years	4.75
1 Year	6.40

Class R6 Shares
Inception (9/24/12)	5.58%
10 Years	4.14
5 Years	4.82
1 Year	6.49

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco EQV International Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco EQV International Equity Fund

Schedule of Investments

April 30, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.96%
Australia–2.11%
Aristocrat Leisure Ltd.	1,040,964	$26,565,391

CSL Ltd.	169,969	30,199,426

		56,764,817

Brazil–2.06%
MercadoLibre, Inc.(a)	19,150	27,934,105

TOTVS S.A.	5,221,700	27,694,338

		55,628,443

Canada–5.31%
Canadian Pacific Kansas City Ltd.	502,024	39,384,442

CGI, Inc., Class A(a)	613,351	62,148,208

RB Global, Inc.	581,917	41,636,454

		143,169,104

China–3.80%
Airtac International Group	1,198,000	42,416,181

China Mengniu Dairy Co. Ltd.	6,860,000	14,210,326

China Resources Beer (Holdings) Co. Ltd.	5,010,500	22,838,165

Wuliangye Yibin Co. Ltd., A Shares	1,106,776	22,888,135

		102,352,807

Denmark–4.34%
Coloplast A/S, Class B(b)	275,678	33,237,146

Novo Nordisk A/S, Class B	653,695	83,831,281

		117,068,427

France–13.09%
Air Liquide S.A.	207,432	40,569,272

Arkema S.A.	318,027	32,816,167

Capgemini SE	165,897	34,868,399

LVMH Moet Hennessy Louis Vuitton SE	68,506	56,273,296

Pernod Ricard S.A.(b)	245,606	37,145,973

Publicis Groupe S.A.	407,983	45,019,611

Schneider Electric SE	240,650	54,871,419

TotalEnergies SE	708,190	51,413,715

		352,977,852

Germany–0.80%
Deutsche Boerse AG	111,689	21,532,738

Hong Kong–3.57%
AIA Group Ltd.	3,098,800	22,696,704

Techtronic Industries Co. Ltd.	5,321,500	73,539,350

		96,236,054

India–3.35%
HDFC Bank Ltd., ADR	990,186	57,034,713

SBI Life Insurance Co. Ltd.(c)	1,933,052	33,256,979

		90,291,692

Ireland–2.62%
Flutter Entertainment PLC(a)	204,093	38,014,362

Kingspan Group PLC	368,140	32,745,166

		70,759,528

	Shares	Value

Italy–1.87%
FinecoBank Banca Fineco S.p.A.	3,287,652	$50,366,047

Japan–11.63%
Asahi Group Holdings Ltd.	1,435,300	49,100,115

FANUC Corp.	1,732,160	51,305,338

Hoya Corp.	324,500	37,622,470

Keyence Corp.	33,100	14,556,373

M3, Inc.	1,685,100	17,825,280

Shimano, Inc.(b)	315,700	51,305,344

SMC Corp.	40,300	21,172,272

Sony Group Corp.	487,000	40,251,201

Tokyo Electron Ltd.	139,000	30,489,058

		313,627,451

Mexico–2.56%
Wal-Mart de Mexico S.A.B. de C.V., Series V	18,522,702	69,113,793

Netherlands–4.89%
ASML Holding N.V.	59,409	51,745,994

Heineken N.V.	369,050	35,915,819

Wolters Kluwer N.V.	294,647	44,110,566

		131,772,379

Singapore–2.04%
STMicroelectronics N.V.	641,217	25,382,497

United Overseas Bank Ltd.	1,340,566	29,748,213

		55,130,710

South Korea–1.89%
Samsung Electronics Co. Ltd.	917,680	51,010,746

Sweden–4.63%
Investor AB, Class B(b)	3,768,819	92,308,713

Svenska Handelsbanken AB, Class A	3,805,633	32,634,531

		124,943,244

Switzerland–3.15%
Cie Financiere Richemont S.A.	292,103	40,376,530

Nestle S.A.	444,575	44,635,400

		85,011,930

Taiwan–3.08%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,465,887	82,986,347

United Kingdom–10.49%
Ashtead Group PLC	630,209	45,760,673

BAE Systems PLC	1,870,406	31,108,999

DCC PLC	481,776	32,900,810

Haleon PLC	9,430,269	39,827,228

London Stock Exchange Group PLC	240,154	26,474,596

Reckitt Benckiser Group PLC	323,305	18,075,013

RELX PLC	1,718,714	70,616,583

Rentokil Initial PLC	3,579,946	18,071,470

		282,835,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco EQV International Equity Fund

	Shares	Value

United States–10.68%
Broadcom, Inc.	59,538	$77,415,475

CRH PLC	623,863	48,299,473

ICON PLC(a)(b)	230,119	68,547,848

Linde PLC	104,135	45,919,370

Shell PLC	1,345,303	47,823,633

		288,005,799

Total Common Stocks & Other Equity Interests (Cost $1,860,735,200)		2,641,585,280

Money Market Funds–1.70%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	16,007,344	16,007,344

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(d)(e)	11,396,407	11,399,826

Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	18,294,107	18,294,107

Total Money Market Funds (Cost $45,700,211)		45,701,277

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.66% (Cost $1,906,435,411)		2,687,286,557

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.53%
Invesco Private Government Fund, 5.29%(d)(e)(f)	11,555,375	$11,555,375

Invesco Private Prime Fund, 5.46%(d)(e)(f)	29,705,714	29,714,626

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,270,780)		41,270,001

TOTAL INVESTMENTS IN SECURITIES–101.19% (Cost $1,947,706,191)		2,728,556,558

OTHER ASSETS LESS LIABILITIES–(1.19)%		(32,092,365)

NET ASSETS–100.00%		$2,696,464,193

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2024.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2024 represented 1.23% of the Fund’s Net Assets.

(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,896,297	$101,253,509	$(98,142,462)	$ -	$-	$16,007,344	$517,308
Invesco Liquid Assets Portfolio, Institutional Class	9,177,617	72,323,936	(70,101,758)	(449)	480	11,399,826	377,651
Invesco Treasury Portfolio, Institutional Class	14,738,625	115,718,297	(112,162,815)	-	-	18,294,107	586,645
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,296,305	110,011,345	(124,752,275)	-	-	11,555,375	414,858*
Invesco Private Prime Fund	67,627,586	231,267,315	(269,203,598)	(1,035)	24,358	29,714,626	1,082,932*
Total	$130,736,430	$630,574,402	$(674,362,908)	$(1,484)	$24,838	$86,971,278	$2,979,394

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco EQV International Equity Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Industrials	22.24%

Information Technology	17.00

Financials	13.57

Consumer Staples	13.12

Consumer Discretionary	10.41

Health Care	10.06

Materials	6.22

Energy	3.68

Communication Services	1.67

Money Market Funds Plus Other Assets Less Liabilities	2.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco EQV International Equity Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,860,735,200)*	$2,641,585,280

Investments in affiliated money market funds, at value (Cost $86,970,991)	86,971,278

Foreign currencies, at value (Cost $2,173,545)	2,158,440

Receivable for:
Fund shares sold	1,189,529

Dividends	11,426,965

Foreign withholding tax claims	334,745

Investment for trustee deferred compensation and retirement plans	661,565

Other assets	80,093

Total assets	2,744,407,895

Liabilities:
Payable for:
Fund shares reacquired	2,723,765

Amount due custodian	2,000

Accrued foreign taxes	462,145

Collateral upon return of securities loaned	41,270,780

Accrued fees to affiliates	1,007,215

Accrued trustees’ and officers’ fees and benefits	4,019

Accrued other operating expenses	106,185

IRS closing agreement fees for foreign withholding tax claims	1,610,028

Trustee deferred compensation and retirement plans	757,565

Total liabilities	47,943,702

Net assets applicable to shares outstanding	$2,696,464,193

Net assets consist of:
Shares of beneficial interest	$1,913,105,747

Distributable earnings	783,358,446

$2,696,464,193

Net Assets:
Class A	$1,071,847,980

Class C	$19,214,960

Class R	$56,413,022

Class Y	$338,050,475

Class R5	$113,911,967

Class R6	$1,097,025,789

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	46,899,688

Class C	999,581

Class R	2,531,517

Class Y	14,718,812

Class R5	4,827,858

Class R6	46,692,622

Class A:
Net asset value per share	$22.85

Maximum offering price per share (Net asset value of $22.85 ÷ 94.50%)	$24.18

Class C:
Net asset value and offering price per share	$19.22

Class R:
Net asset value and offering price per share	$22.28

Class Y:
Net asset value and offering price per share	$22.97

Class R5:
Net asset value and offering price per share	$23.59

Class R6:
Net asset value and offering price per share	$23.49

*	At April 30, 2024, securities with an aggregate value of $ 39,183,490 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco EQV International Equity Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $2,169,188)	$22,993,826

Dividends from affiliated money market funds (includes net securities lending income of $174,619)	1,656,223

Foreign withholding tax claims	940,619

Total investment income	25,590,668

Expenses:

Advisory fees	10,755,110

Administrative services fees	209,119

Custodian fees	134,373

Distribution fees:
Class A	1,356,332

Class C	102,333

Class R	141,939

Transfer agent fees – A, C, R and Y	1,483,547

Transfer agent fees – R5	57,179

Transfer agent fees – R6	170,204

Trustees’ and officers’ fees and benefits	27,402

Registration and filing fees	60,513

Reports to shareholders	462,072

Professional services fees	50,115

Other	24,315

Total expenses	15,034,553

Less: Fees waived and/or expense offset arrangement(s)	(59,536)

Net expenses	14,975,017

Net investment income	10,615,651

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $2,824)	66,399,660

Affiliated investment securities	24,838

Foreign currencies	(346,088)

66,078,410

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $207,261)	298,698,861

Affiliated investment securities	(1,484)

Foreign currencies	12,826

298,710,203

Net realized and unrealized gain	364,788,613

Net increase in net assets resulting from operations	$375,404,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco EQV International Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:

Net investment income	$10,615,651	$19,008,802

Net realized gain	66,078,410	17,859,667

Change in net unrealized appreciation	298,710,203	114,372,090

Net increase in net assets resulting from operations	375,404,264	151,240,559

Distributions to shareholders from distributable earnings:

Class A	(17,247,141)	(98,094,559)

Class C	(267,514)	(1,912,258)

Class R	(820,507)	(3,534,697)

Class Y	(6,780,324)	(36,124,026)

Class R5	(2,158,596)	(11,669,366)

Class R6	(22,523,947)	(60,952,005)

Total distributions from distributable earnings	(49,798,029)	(212,286,911)

Share transactions–net:

Class A	(47,834,150)	129,098,707

Class C	(2,537,209)	5,494,619

Class R	(1,736,988)	23,890,337

Class Y	(49,899,849)	(8,718,276)

Class R5	(2,871,163)	(725,360)

Class R6	(82,329,092)	655,972,473

Net increase (decrease) in net assets resulting from share transactions	(187,208,451)	805,012,500

Net increase in net assets	138,397,784	743,966,148

Net assets:

Beginning of period	2,558,066,409	1,814,100,261

End of period	$2,696,464,193	$2,558,066,409

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco EQV International Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/24	$20.26	$0.06	$2.88	$2.94	$(0.14)	$(0.21)	$(0.35)	$22.85	14.61%	$1,071,848	1.28	%(d)	1.28	%(d)	0.56	%(d)	14%
Year ended 10/31/23	20.15	0.14	2.32	2.46	–	(2.35)	(2.35)	20.26	12.52	992,449	1.34		1.34		0.67		32
Year ended 10/31/22	33.82	0.19	(6.92)	(6.73)	(0.55)	(6.39)	(6.94)	20.15	(24.90)	866,495	1.35		1.35		0.80		39
Year ended 10/31/21	31.34	0.05	6.54	6.59	(0.30)	(3.81)	(4.11)	33.82	21.99	1,338,896	1.32		1.32		0.14		25
Year ended 10/31/20	34.10	0.11	0.62	0.73	(0.65)	(2.84)	(3.49)	31.34	1.97	1,262,456	1.35		1.35		0.36		35
Year ended 10/31/19	31.92	0.38	4.55	4.93	(0.29)	(2.46)	(2.75)	34.10	17.23	1,534,830	1.33		1.33		1.20		22
Class C
Six months ended 04/30/24	17.05	(0.02)	2.43	2.41	(0.03)	(0.21)	(0.24)	19.22	14.20	19,215	2.03	(d)	2.03	(d)	(0.19	)(d)	14
Year ended 10/31/23	17.42	(0.01)	1.99	1.98	–	(2.35)	(2.35)	17.05	11.63	19,287	2.09		2.09		(0.08)		32
Year ended 10/31/22	30.08	0.01	(6.01)	(6.00)	(0.27)	(6.39)	(6.66)	17.42	(25.45)	14,712	2.10		2.10		0.05		39
Year ended 10/31/21	28.22	(0.19)	5.88	5.69	(0.02)	(3.81)	(3.83)	30.08	21.09	27,874	2.07		2.07		(0.61)		25
Year ended 10/31/20	31.01	(0.11)	0.56	0.45	(0.40)	(2.84)	(3.24)	28.22	1.20	36,108	2.10		2.10		(0.39)		35
Year ended 10/31/19	29.20	0.13	4.16	4.29	(0.02)	(2.46)	(2.48)	31.01	16.37	55,768	2.08		2.08		0.45		22
Class R
Six months ended 04/30/24	19.75	0.03	2.81	2.84	(0.10)	(0.21)	(0.31)	22.28	14.48	56,413	1.53	(d)	1.53	(d)	0.31	(d)	14
Year ended 10/31/23	19.75	0.09	2.26	2.35	–	(2.35)	(2.35)	19.75	12.19	51,541	1.59		1.59		0.42		32
Year ended 10/31/22	33.25	0.13	(6.79)	(6.66)	(0.45)	(6.39)	(6.84)	19.75	(25.06)	29,868	1.60		1.60		0.55		39
Year ended 10/31/21	30.87	(0.04)	6.44	6.40	(0.21)	(3.81)	(4.02)	33.25	21.66	44,016	1.57		1.57		(0.11)		25
Year ended 10/31/20	33.64	0.03	0.61	0.64	(0.57)	(2.84)	(3.41)	30.87	1.71	47,493	1.60		1.60		0.11		35
Year ended 10/31/19	31.49	0.30	4.51	4.81	(0.20)	(2.46)	(2.66)	33.64	16.99	62,045	1.58		1.58		0.95		22
Class Y
Six months ended 04/30/24	20.38	0.09	2.91	3.00	(0.20)	(0.21)	(0.41)	22.97	14.82	338,050	1.03	(d)	1.03	(d)	0.81	(d)	14
Year ended 10/31/23	20.24	0.20	2.31	2.51	(0.02)	(2.35)	(2.37)	20.38	12.74	344,435	1.09		1.09		0.92		32
Year ended 10/31/22	33.96	0.26	(6.95)	(6.69)	(0.64)	(6.39)	(7.03)	20.24	(24.71)	350,174	1.10		1.10		1.05		39
Year ended 10/31/21	31.46	0.13	6.56	6.69	(0.38)	(3.81)	(4.19)	33.96	22.30	738,512	1.07		1.07		0.39		25
Year ended 10/31/20	34.21	0.19	0.62	0.81	(0.72)	(2.84)	(3.56)	31.46	2.22	751,518	1.10		1.10		0.61		35
Year ended 10/31/19	32.05	0.46	4.55	5.01	(0.39)	(2.46)	(2.85)	34.21	17.51	1,091,697	1.08		1.08		1.45		22
Class R5
Six months ended 04/30/24	20.94	0.10	2.99	3.09	(0.23)	(0.21)	(0.44)	23.59	14.83	113,912	0.94	(d)	0.94	(d)	0.90	(d)	14
Year ended 10/31/23	20.74	0.23	2.37	2.60	(0.05)	(2.35)	(2.40)	20.94	12.86	103,658	0.99		0.99		1.02		32
Year ended 10/31/22	34.62	0.29	(7.11)	(6.82)	(0.67)	(6.39)	(7.06)	20.74	(24.63)	102,737	1.02		1.02		1.13		39
Year ended 10/31/21	32.02	0.16	6.67	6.83	(0.42)	(3.81)	(4.23)	34.62	22.35	392,893	0.99		0.99		0.47		25
Year ended 10/31/20	34.76	0.22	0.63	0.85	(0.75)	(2.84)	(3.59)	32.02	2.32	486,808	1.00		1.00		0.71		35
Year ended 10/31/19	32.48	0.50	4.63	5.13	(0.39)	(2.46)	(2.85)	34.76	17.66	735,592	0.98		0.98		1.55		22
Class R6
Six months ended 04/30/24	20.86	0.11	2.97	3.08	(0.24)	(0.21)	(0.45)	23.49	14.87	1,097,026	0.87	(d)	0.87	(d)	0.97	(d)	14
Year ended 10/31/23	20.68	0.24	2.36	2.60	(0.07)	(2.35)	(2.42)	20.86	12.92	1,046,696	0.93		0.93		1.08		32
Year ended 10/31/22	34.56	0.30	(7.09)	(6.79)	(0.70)	(6.39)	(7.09)	20.68	(24.59)	450,115	0.95		0.95		1.20		39
Year ended 10/31/21	31.97	0.19	6.66	6.85	(0.45)	(3.81)	(4.26)	34.56	22.48	794,749	0.91		0.91		0.55		25
Year ended 10/31/20	34.71	0.25	0.63	0.88	(0.78)	(2.84)	(3.62)	31.97	2.41	914,873	0.91		0.91		0.80		35
Year ended 10/31/19	32.49	0.53	4.61	5.14	(0.46)	(2.46)	(2.92)	34.71	17.74	1,522,977	0.90		0.90		1.63		22

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year months ended October 31, 2023, the portfolio turnover calculation excludes the value of securities purchased of $679,923,194 in connection with the acquisition of Invesco International Equity Fund into the Fund.

(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco EQV International Equity Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco EQV International Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12	Invesco EQV International Equity Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2024, the Fund did not enter into any closing agreements.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds

13	Invesco EQV International Equity Fund

(collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Other Risks – Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

14	Invesco EQV International Equity Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.850%

Next $250 million	0.825%

Next $500 million	0.785%

Next $1.5 billion	0.760%

Next $2.5 billion	0.720%

Over $5 billion	0.690%

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.77%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.30%, 2.05%, 1.55%, 1.05%, 1.05% and 1.05%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $28,543.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $56,885 in front-end sales commissions from the sale of Class A shares and $4,774 and $1,038 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2024, the Fund incurred $2,321 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s

15	Invesco EQV International Equity Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$56,764,817	$–	$56,764,817

Brazil	55,628,443	–	–	55,628,443

Canada	143,169,104	–	–	143,169,104

China	–	102,352,807	–	102,352,807

Denmark	–	117,068,427	–	117,068,427

France	–	352,977,852	–	352,977,852

Germany	–	21,532,738	–	21,532,738

Hong Kong	–	96,236,054	–	96,236,054

India	57,034,713	33,256,979	–	90,291,692

Ireland	38,014,362	32,745,166	–	70,759,528

Italy	–	50,366,047	–	50,366,047

Japan	–	313,627,451	–	313,627,451

Mexico	69,113,793	–	–	69,113,793

Netherlands	–	131,772,379	–	131,772,379

Singapore	–	55,130,710	–	55,130,710

South Korea	–	51,010,746	–	51,010,746

Sweden	–	124,943,244	–	124,943,244

Switzerland	–	85,011,930	–	85,011,930

Taiwan	–	82,986,347	–	82,986,347

United Kingdom	–	282,835,372	–	282,835,372

United States	240,182,166	47,823,633	–	288,005,799

Money Market Funds	45,701,277	41,270,001	–	86,971,278

Total Investments	$648,843,858	$2,079,712,700	$–	$2,728,556,558

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $30,993.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2023.

16	Invesco EQV International Equity Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $370,778,447 and $603,467,529, respectively. Cost of investments, including any derivatives,on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$780,487,475

Aggregate unrealized (depreciation) of investments	(66,854,449)

Net unrealized appreciation of investments	$713,633,026

Cost of investments for tax purposes is $2,014,923,532.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	1,538,725	$34,886,038	2,740,206	$58,557,362

Class C	61,217	1,172,053	118,760	2,145,590

Class R	188,771	4,196,319	290,572	6,079,236

Class Y	1,275,076	29,235,874	2,677,180	56,728,039

Class R5	348,967	8,167,950	753,941	16,536,875

Class R6	2,671,465	62,783,957	7,875,597	174,601,019

Issued as reinvestment of dividends:
Class A	755,625	16,676,649	4,635,096	91,404,102

Class C	14,112	262,768	108,492	1,812,907

Class R	38,080	820,238	183,420	3,534,504

Class Y	252,286	5,590,655	1,235,334	24,459,610

Class R5	86,178	1,961,403	553,998	11,262,780

Class R6	967,389	21,911,368	2,860,784	57,902,265

Automatic conversion of Class C shares to Class A shares:
Class A	67,569	1,549,024	162,304	3,451,978

Class C	(80,232)	(1,549,024)	(191,925)	(3,451,978)

Issued in connection with acquisitions:(b)
Class A	-	-	6,532,262	147,812,108

Class C	-	-	443,936	8,470,592

Class R	-	-	1,032,539	22,794,466

Class Y	-	-	2,303,183	52,409,731

Class R5	-	-	56,786	1,327,353

Class R6	-	-	26,197,678	609,992,929

17	Invesco EQV International Equity Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(4,455,835)	$(100,945,861)	(8,073,414)	$(172,126,843)

Class C	(126,832)	(2,423,006)	(192,511)	(3,482,492)

Class R	(305,140)	(6,753,545)	(409,321)	(8,517,869)

Class Y	(3,706,069)	(84,726,378)	(6,620,529)	(142,315,656)

Class R5	(556,941)	(13,000,516)	(1,368,746)	(29,852,368)

Class R6	(7,119,370)	(167,024,417)	(8,527,279)	(186,523,740)

Net increase (decrease) in share activity	(8,084,959)	$(187,208,451)	35,378,343	$805,012,500

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 18% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)

After the close of business on July 28, 2023, the Fund acquired all the net assets of Invesco International Equity Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on March 17, 2023 and by the shareholders of the Target Fund on July 12, 2023. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 36,566,384 shares of the Fund for 38,849,581 shares outstanding of the Target Fund as of the close of business on July 28, 2023. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, July 28, 2023. The Target Fund’s net assets as of the close of business on July 28, 2023 of $842,807,179, including $99,747,081 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $2,129,529,183 and $2,972,336,362 immediately after the acquisition.

The pro forma results of operations for the October 31, 2023 assuming the reorganization had been completed on November 1, 2022, the beginning of the annual reporting period are as follows:

Net investment income	$26,799,964

Net realized/unrealized gains	308,877,934

Change in net assets resulting from operations	$335,677,898

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since July 31, 2023.

18	Invesco EQV International Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,146.10	$6.83	$1,018.50	$6.42	1.28%
Class C	1,000.00	1,142.00	10.81	1,014.77	10.17	2.03
Class R	1,000.00	1,144.80	8.16	1,017.26	7.67	1.53
Class Y	1,000.00	1,147.70	5.50	1,019.74	5.17	1.03
Class R5	1,000.00	1,147.80	5.02	1,020.19	4.72	0.94
Class R6	1,000.00	1,148.70	4.65	1,020.54	4.37	0.87

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19	Invesco EQV International Equity Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	418,524,361.66	6,547,075.67
	Carol Deckbar	418,434,561.61	6,636,875.73
	Cynthia Hostetler	418,206,937.03	6,864,500.31
	Dr. Eli Jones	417,798,112.17	7,273,325.17
	Elizabeth Krentzman	418,433,936.89	6,637,500.44
	Jeffrey H. Kupor	417,798,893.62	7,272,543.72
	Anthony J. LaCava, Jr.	417,678,354.58	7,393,082.75
	James Liddy	417,757,935.26	7,313,502.08
	Dr. Prema Mathai-Davis	411,009,973.62	14,061,463.72
	Joel W. Motley	417,452,943.65	7,618,493.69
	Teresa M. Ressel	418,422,438.02	6,648,999.32
	Douglas Sharp	417,790,161.67	7,281,275.67
	Robert C. Troccoli	417,448,995.31	7,622,442.02
	Daniel S. Vandivort	417,635,361.82	7,436,075.52

* Proposal 1 required approval by a combined vote of all the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

20	Invesco EQV International Equity Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s):811-06463 and 033-44611	Invesco Distributors, Inc.	IGR-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Global Fund

Nasdaq:

A: OPPAX ∎ C: OGLCX ∎ R: OGLNX ∎ Y: OGLYX ∎ R5: GFDDX ∎ R6: OGLIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

19	Fund Expenses

20	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	25.68%
Class C Shares	25.18
Class R Shares	25.49
Class Y Shares	25.83
Class R5 Shares	25.88
Class R6 Shares	25.88
MSCI All Country World Index▼	19.77
MSCI All Country World Growth Index▼	22.17
Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The MSCI All Country World Growth Index is an unmanaged index considered representative of large- and mid-cap growth stocks of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their in-sights about market and economic news and trends.

2	Invesco Global Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (12/22/69)	11.03%
10 Years	8.29
5 Years	7.84
1 Year	17.16

Class C Shares
Inception (10/2/95)	9.38%
10 Years	8.24
5 Years	8.24
1 Year	22.03

Class R Shares
Inception (3/1/01)	7.25%
10 Years	8.62
5 Years	8.78
1 Year	23.63

Class Y Shares
Inception (11/17/98)	9.42%
10 Years	9.16
5 Years	9.33
1 Year	24.27

Class R5 Shares
10 Years	9.09%
5 Years	9.45
1 Year	24.37

Class R6 Shares
Inception (1/27/12)	10.97%
10 Years	9.33
5 Years	9.47
1 Year	24.41

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppen-heimer Global Fund. Note: The Fund was subsequently renamed the Invesco Global Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Fund

Schedule of Investments

April 30, 2024

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–100.29%
Argentina–0.12%
Ciro Holding S.A.(a)	11,660,215,623	$11,380,371

Canada–0.58%
Canadian Pacific Kansas City Ltd.	676,298	53,042,052

China–2.68%
JD.com, Inc., ADR(b)	6,478,091	187,152,049
Tencent Holdings Ltd.	1,159,100	50,864,997
Yum China Holdings, Inc.(b)	133,301	4,866,819
		242,883,865

Denmark–5.15%
Novo Nordisk A/S, Class B	3,647,789	467,800,465

France–10.55%
Airbus SE	2,627,212	432,328,048
Dassault Systemes SE	886,284	34,788,352
EssilorLuxottica S.A.	349,818	74,592,257
Kering S.A.	150,788	52,846,547
LVMH Moet Hennessy Louis Vuitton SE	442,146	363,194,647
		957,749,851

Germany–3.51%
Allianz SE	178,922	50,775,385
SAP SE	1,484,523	268,056,075
		318,831,460

India–7.61%
DLF Ltd.	48,162,657	513,154,451
HDFC Bank Ltd.	2,157,058	39,173,429
ICICI Bank Ltd., ADR	5,015,935	138,088,690
		690,416,570

Israel–1.28%
Nice Ltd., ADR(b)(c)	520,172	116,263,644
Italy–1.04%
Brunello Cucinelli S.p.A.	768,461	78,430,983
Ferrari N.V.	39,855	16,391,350
		94,822,333

Japan–4.10%
Hoya Corp.	343,400	39,813,732
Keyence Corp.	530,712	233,391,000
TDK Corp.	2,212,300	98,692,885
		371,897,617

Netherlands–2.03%
ASML Holding N.V.	155,111	135,103,652
BE Semiconductor Industries N.V.	184,183	24,436,299
Universal Music Group N.V.	836,649	24,610,185
		184,150,136

Spain–1.20%
Amadeus IT Group S.A.	1,717,771	109,033,669

	Shares	Value
Sweden–4.77%
Assa Abloy AB, Class B(b)	6,196,487	$163,719,886
Atlas Copco AB, Class A(b)	15,353,079	268,925,802
		432,645,688

Switzerland–0.79%
Lonza Group AG	129,201	71,318,077

United States–54.88%
Adobe, Inc.(b)(c)	557,882	258,204,526
Alphabet, Inc., Class A(b)(c)	6,481,200	1,055,009,736
Amazon.com, Inc.(b)(c)	729,381	127,641,675
Analog Devices, Inc.(b)	2,137,151	428,733,862
Avantor, Inc.(b)(c)	1,434,833	34,766,004
Boston Scientific Corp.(c)	552,084	39,678,277
Broadcom, Inc.	13,606	17,691,474
Charles River Laboratories International, Inc.(b)(c)	134,967	30,907,443
Danaher Corp.	175,562	43,297,100
Ecolab, Inc.	168,790	38,171,859
Edwards Lifesciences Corp.(b)(c)	382,293	32,368,748
Eli Lilly and Co.	49,910	38,984,701
Equifax, Inc.(b)	579,175	127,528,543
IDEXX Laboratories, Inc.(c)	71,597	35,280,138
Illumina, Inc.(c)	296,154	36,441,750
Intuit, Inc.	636,052	397,926,852
Intuitive Surgical, Inc.(b)(c)	261,302	96,843,747
IQVIA Holdings, Inc.(b)(c)	400,033	92,715,648
Lam Research Corp.	44,115	39,456,897
Linde PLC(b)	63,721	28,098,412
Marriott International, Inc., Class A(b)	338,455	79,919,379
Marvell Technology, Inc.(b)	2,402,428	158,344,029
Meta Platforms, Inc., Class A(b)	1,618,215	696,107,547
Microsoft Corp.	486,218	189,299,254
Netflix, Inc.(b)(c)	85,273	46,954,725
NVIDIA Corp.	253,579	219,097,328
Phathom Pharmaceuticals, Inc.(b)(c)	1,723,301	15,561,408
S&P Global, Inc.	788,136	327,730,593
Synopsys, Inc.(c)	17,555	9,314,507
Thermo Fisher Scientific, Inc.	39,612	22,528,137
Veralto Corp.	58,519	5,482,060
Visa, Inc., Class A(b)	789,207	211,988,892
		4,982,075,251
Total Common Stocks & Other Equity Interests (Cost $3,248,754,302)		9,104,311,049

Money Market Funds–0.31%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	9,943,523	9,943,523
Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(d)(e)	7,100,139	7,102,269

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Global Fund

	Shares	Value
Money Market Funds–(continued)

Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	11,364,026	$11,364,026
Total Money Market Funds (Cost $28,410,066)		28,409,818
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.60% (Cost $3,277,164,368)		9,132,720,867

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.61%
Invesco Private Government Fund, 5.29%(d)(e)(f)	66,215,673	66,215,673

	Shares	Value
Money Market Funds–(continued)

Invesco Private Prime Fund, 5.46%(d)(e)(f)	170,247,402	$170,298,476
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $236,522,651)		236,514,149
TOTAL INVESTMENTS IN SECURITIES–103.21% (Cost $3,513,687,019)		9,369,235,016
OTHER ASSETS LESS LIABILITIES–(3.21)%		(291,709,530)
NET ASSETS–100.00%		$9,077,525,486

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(b)	All or a portion of this security was out on loan at April 30, 2024.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 227,675	$30,863,696	$(21,147,848)	$-	$-	$9,943,523	$ 36,460
Invesco Liquid Assets Portfolio, Institutional Class	162,637	22,045,498	(15,105,310)	(248)	(308)	7,102,269	7,224
Invesco Treasury Portfolio, Institutional Class	260,200	35,272,796	(24,168,970)	-	-	11,364,026	11,243
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,927,977	230,285,028	(167,997,332)	-	-	66,215,673	645,772	*
Invesco Private Prime Fund	10,111,019	554,790,000	(394,584,925)	(8,502)	(9,116)	170,298,476	1,729,556	*
Investments in Other Affiliates:
Caption Reservas de Maternidad - Swiss Medical	28,521,445	-	(11,657,334)	1,868,555	(18,732,666)	-	-
Total	$43,210,953	$873,257,018	$(634,661,719)	$1,859,805	$(18,742,090)	$264,923,967	$2,430,255

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Global Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Information Technology	28.96%

Communication Services	20.64

Health Care	12.92

Industrials	11.70

Consumer Discretionary	11.23

Financials	8.46

Real Estate	5.65

Other Sectors, Each Less than 2% of Net Assets	0.73

Money Market Funds Plus Other Assets Less Liabilities	(0.29)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Global Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $3,248,754,302)*	$9,104,311,049

Investments in affiliated money market funds, at value (Cost $264,932,717)	264,923,967

Cash	7,000,000
Foreign currencies, at value (Cost $4,224,805)	4,205,633

Receivable for:
Investments sold	8,672,519

Fund shares sold	2,164,899

Dividends	8,454,301

Investment for trustee deferred compensation and retirement plans	954,621

Other assets	121,398

Total assets	9,400,808,387

Liabilities:
Payable for:
Investments purchased	9,254,694

Fund shares reacquired	23,491,692

Accrued foreign taxes	45,032,293

Collateral upon return of securities loaned	236,522,651

Accrued fees to affiliates	3,757,136

Accrued trustees’ and officers’ fees and benefits	459,426

Accrued other operating expenses	542,218

IRS closing agreement fees for foreign withholding tax claims	3,256,155

Trustee deferred compensation and retirement plans	966,636

Total liabilities	323,282,901

Net assets applicable to shares outstanding	$9,077,525,486

Net assets consist of:
Shares of beneficial interest	$2,943,728,628

Distributable earnings	6,133,796,858

$9,077,525,486

Net Assets:

Class A	$6,019,950,299

Class C	$127,098,453

Class R	$183,243,651

Class Y	$1,345,982,959

Class R5	$10,232,283

Class R6	$1,391,017,841

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	62,845,186

Class C	1,612,812

Class R	1,962,019

Class Y	13,825,384

Class R5	104,461

Class R6	14,166,496

Class A:
Net asset value per share	$95.79

Maximum offering price per share (Net asset value of $95.79 ÷ 94.50%)	$101.37

Class C:
Net asset value and offering price per share	$78.81

Class R:
Net asset value and offering price per share	$93.40

Class Y:
Net asset value and offering price per share	$97.36

Class R5:
Net asset value and offering price per share	$97.95

Class R6:
Net asset value and offering price per share	$98.19

*	At April 30, 2024, securities with an aggregate value of $226,598,499 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Global Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $2,942,907)	$41,314,781

Dividends from affiliated money market funds (includes net securities lending income of $177,901)	232,828

Foreign withholding tax claims	375,391

Total investment income	41,923,000

Expenses:

Advisory fees	29,130,357
Administrative services fees	652,620

Custodian fees	362,607

Distribution fees:
Class A	6,853,819

Class C	658,625

Class R	450,234

Transfer agent fees – A, C, R and Y	5,120,468

Transfer agent fees – R5	2,619

Transfer agent fees – R6	213,882

Trustees’ and officers’ fees and benefits	120,021

Registration and filing fees	86,382

Reports to shareholders	475,794

Professional services fees	81,139

Other	60,410

Total expenses	44,268,977

Less: Fees waived and/or expense offset arrangement(s)	(132,212)

Net expenses	44,136,765

Net investment income (loss)	(2,213,765)

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $5,643,747)	465,769,827

Affiliated investment securities	(18,742,090)

Foreign currencies	(16,272)

447,011,465

Change in net unrealized appreciation of:
Unaffiliated investment securities (net of foreign taxes of $23,046,738)	1,527,072,221

Affiliated investment securities	1,859,805

Foreign currencies	18,696

1,528,950,722

Net realized and unrealized gain	1,975,962,187

Net increase in net assets resulting from operations	$1,973,748,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Global Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:

Net investment income (loss)	$(2,213,765)	$2,475,783

Net realized gain	447,011,465	790,629,381

Change in net unrealized appreciation	1,528,950,722	787,014,903

Net increase in net assets resulting from operations	1,973,748,422	1,580,120,067

Distributions to shareholders from distributable earnings:

Class A	(571,160,075)	(589,886,821)

Class C	(15,496,785)	(18,183,402)

Class R	(17,759,400)	(18,897,610)

Class Y	(127,890,291)	(170,490,867)

Class R5	(1,061,940)	(889,028)

Class R6	(137,236,150)	(195,083,841)

Total distributions from distributable earnings	(870,604,641)	(993,431,569)

Share transactions–net:

Class A	203,484,585	213,331,287

Class C	(3,550,771)	(11,002,979)

Class R	7,331,889	2,390,554

Class Y	10,381,360	(342,022,486)

Class R5	(408,873)	1,578,614

Class R6	(44,994,489)	(384,588,279)

Net increase (decrease) in net assets resulting from share transactions	172,243,701	(520,313,289)

Net increase in net assets	1,275,387,482	66,375,209

Net assets:

Beginning of period	7,802,138,004	7,735,762,795

End of period	$9,077,525,486	$7,802,138,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Global Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/24	$84.62	$(0.06)	$20.85	$20.79	$ –	$(9.62)	$(9.62)	$95.79	25.68	%(e)	$6,019,950	1.06	%(e)(f)	1.06	%(e)(f)	(0.13	)%(e)(f)	2%
Year ended 10/31/23	79.63	(0.05)	15.59	15.54	–	(10.55)	(10.55)	84.62	20.54		5,099,198	1.06	(e)	1.06	(e)	(0.05	)(e)	7
Year ended 10/31/22	135.11	(0.10)	(46.46)	(46.56)	–	(8.92)	(8.92)	79.63	(36.79	)(e)	4,538,019	1.04	(e)	1.04	(e)	(0.09	)(e)	9
Year ended 10/31/21	101.84	(0.52)	40.40	39.88	–	(6.61)	(6.61)	135.11	40.51	(e)	8,073,179	1.03	(e)	1.03	(e)	(0.42	)(e)	7
Year ended 10/31/20	90.42	(0.23)	12.95	12.72	(0.51)	(0.79)	(1.30)	101.84	14.17		6,256,292	1.06		1.06		(0.25)		8
One month ended 10/31/19	86.02	(0.02)	4.42	4.40	–	–	–	90.42	5.11		6,250,324	1.06	(f)	1.06	(f)	(0.23	)(f)	1
Year ended 09/30/19	98.63	0.42	(3.48)	(3.06)	(0.40)	(9.15)	(9.55)	86.02	(2.09)		6,026,243	1.09		1.09		0.49		10
Class C
Six months ended 04/30/24	71.35	(0.34)	17.42	17.08	–	(9.62)	(9.62)	78.81	25.20		127,098	1.83	(f)	1.83	(f)	(0.90	)(f)	2
Year ended 10/31/23	69.09	(0.59)	13.40	12.81	–	(10.55)	(10.55)	71.35	19.61		117,135	1.83		1.83		(0.82)		7
Year ended 10/31/22	119.28	(0.77)	(40.50)	(41.27)	–	(8.92)	(8.92)	69.09	(37.26)		122,529	1.81		1.81		(0.86)		9
Year ended 10/31/21	91.23	(1.30)	35.96	34.66	–	(6.61)	(6.61)	119.28	39.44		248,647	1.80		1.80		(1.19)		7
Year ended 10/31/20	81.75	(0.85)	11.63	10.78	(0.51)	(0.79)	(1.30)	91.23	13.28		243,600	1.83		1.83		(1.02)		8
One month ended 10/31/19	77.82	(0.07)	4.00	3.93	–	–	–	81.75	5.05		274,378	1.82	(f)	1.82	(f)	(0.99	)(f)	1
Year ended 09/30/19	90.43	(0.22)	(3.24)	(3.46)	–	(9.15)	(9.15)	77.82	(2.85)		267,208	1.86		1.86		(0.28)		10
Class R
Six months ended 04/30/24	82.82	(0.18)	20.38	20.20	–	(9.62)	(9.62)	93.40	25.50		183,244	1.33	(f)	1.33	(f)	(0.40	)(f)	2
Year ended 10/31/23	78.33	(0.27)	15.31	15.04	–	(10.55)	(10.55)	82.82	20.21		154,644	1.33		1.33		(0.32)		7
Year ended 10/31/22	133.38	(0.36)	(45.77)	(46.13)	–	(8.92)	(8.92)	78.33	(36.95)		142,467	1.31		1.31		(0.36)		9
Year ended 10/31/21	100.86	(0.84)	39.97	39.13	–	(6.61)	(6.61)	133.38	40.16		247,549	1.30		1.30		(0.69)		7
Year ended 10/31/20	89.81	(0.48)	12.83	12.35	(0.51)	(0.79)	(1.30)	100.86	13.85		197,067	1.33		1.33		(0.52)		8
One month ended 10/31/19	85.46	(0.04)	4.39	4.35	–	–	–	89.81	5.09		209,838	1.32	(f)	1.32	(f)	(0.49	)(f)	1
Year ended 09/30/19	98.01	0.19	(3.44)	(3.25)	(0.15)	(9.15)	(9.30)	85.46	(2.35)		202,819	1.35		1.35		0.22		10
Class Y
Six months ended 04/30/24	85.77	0.05	21.16	21.21	–	(9.62)	(9.62)	97.36	25.83		1,345,983	0.83	(f)	0.83	(f)	0.10	(f)	2
Year ended 10/31/23	80.42	0.16	15.74	15.90	–	(10.55)	(10.55)	85.77	20.82		1,168,865	0.83		0.83		0.18		7
Year ended 10/31/22	136.06	0.14	(46.86)	(46.72)	–	(8.92)	(8.92)	80.42	(36.63)		1,405,313	0.81		0.81		0.14		9
Year ended 10/31/21	102.29	(0.23)	40.61	40.38	–	(6.61)	(6.61)	136.06	40.84		2,713,045	0.80		0.80		(0.19)		7
Year ended 10/31/20	90.61	(0.01)	12.99	12.98	(0.51)	(0.79)	(1.30)	102.29	14.42		2,093,441	0.83		0.83		(0.02)		8
One month ended 10/31/19	86.18	0.00	4.43	4.43	–	–	–	90.61	5.14		1,985,139	0.82	(f)	0.82	(f)	0.00	(f)	1
Year ended 09/30/19	98.88	0.62	(3.51)	(2.89)	(0.66)	(9.15)	(9.81)	86.18	(1.88)		1,899,009	0.86		0.86		0.72		10
Class R5
Six months ended 04/30/24	86.21	0.09	21.27	21.36	–	(9.62)	(9.62)	97.95	25.88		10,232	0.74	(f)	0.74	(f)	0.19	(f)	2
Year ended 10/31/23	80.72	0.23	15.81	16.04	–	(10.55)	(10.55)	86.21	20.93		9,306	0.74		0.74		0.27		7
Year ended 10/31/22	136.38	0.21	(46.95)	(46.74)	–	(8.92)	(8.92)	80.72	(36.56)		7,132	0.69		0.69		0.26		9
Year ended 10/31/21	102.39	(0.06)	40.66	40.60	–	(6.61)	(6.61)	136.38	41.03		16	0.66		0.66		(0.05)		7
Year ended 10/31/20	90.55	0.14	13.00	13.14	(0.51)	(0.79)	(1.30)	102.39	14.62		12	0.68		0.68		0.13		8
One month ended 10/31/19	86.12	0.01	4.42	4.43	–	–	–	90.55	5.15		11	0.66	(f)	0.66	(f)	0.17	(f)	1
Period ended 09/30/19(g)	84.75	0.26	1.11	1.37	–	–	–	86.12	1.61		10	0.75	(f)	0.75	(f)	0.83	(f)	10
Class R6
Six months ended 04/30/24	86.39	0.10	21.32	21.42	–	(9.62)	(9.62)	98.19	25.88		1,391,018	0.72	(f)	0.72	(f)	0.21	(f)	2
Year ended 10/31/23	80.86	0.25	15.83	16.08	–	(10.55)	(10.55)	86.39	20.94		1,252,990	0.72		0.72		0.29		7
Year ended 10/31/22	136.59	0.26	(47.07)	(46.81)	–	(8.92)	(8.92)	80.86	(36.56)		1,520,303	0.69		0.69		0.26		9
Year ended 10/31/21	102.54	(0.07)	40.73	40.66	–	(6.61)	(6.61)	136.59	41.02		2,629,798	0.66		0.66		(0.05)		7
Year ended 10/31/20	90.69	0.13	13.02	13.15	(0.51)	(0.79)	(1.30)	102.54	14.61		1,934,295	0.68		0.68		0.13		8
One month ended 10/31/19	86.25	0.01	4.43	4.44	–	–	–	90.69	5.15		2,051,628	0.67	(f)	0.67	(f)	0.16	(f)	1
Year ended 09/30/19	98.97	0.76	(3.51)	(2.75)	(0.82)	(9.15)	(9.97)	86.25	(1.70)		1,957,302	0.69		0.69		0.88		10

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the one month ended October 31, 2019 and the year ended September 30, 2019.
(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2023, the portfolio turnover calculation excludes the value of securities purchased of $580,042,718 in connection with the acquisition of Invesco Global Growth Fund into the Fund.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, and 2021, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Global Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12	Invesco Global Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2024, the Fund did not enter into any closing agreements.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds

13	Invesco Global Fund

(collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, the Fund paid the Adviser $11,951 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

14	Invesco Global Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $250 million	0.800%

Next $250 million	0.770%

Next $500 million	0.750%

Next $1 billion	0.690%

Next $1.5 billion	0.670%

Next $2.5 billion	0.650%

Next $2.5 billion	0.630%

Next $2.5 billion	0.600%

Next $4 billion	0.580%

Next $8 billion	0.560%

Over $23 billion	0.540%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.65%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $495.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $131,256 in front-end sales commissions from the sale of Class A shares and $1,695 and $1,842 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2024, the Fund incurred $908 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

15	Invesco Global Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Argentina	$–	$–	$11,380,371	$11,380,371

Canada	53,042,052	–	–	53,042,052

China	192,018,868	50,864,997	–	242,883,865

Denmark	–	467,800,465	–	467,800,465

France	–	957,749,851	–	957,749,851

Germany	–	318,831,460	–	318,831,460

India	138,088,690	552,327,880	–	690,416,570

Israel	116,263,644	–	–	116,263,644

Italy	–	94,822,333	–	94,822,333

Japan	–	371,897,617	–	371,897,617

Netherlands	–	184,150,136	–	184,150,136

Spain	–	109,033,669	–	109,033,669

Sweden	–	432,645,688	–	432,645,688

Switzerland	–	71,318,077	–	71,318,077

United States	4,982,075,251	–	–	4,982,075,251

Money Market Funds	28,409,818	236,514,149	–	264,923,967

Total Investments	$5,509,898,323	$3,847,956,322	$11,380,371	$9,369,235,016

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $131,717.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

16	Invesco Global Fund

The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$16,077,238	$98,425,560	$114,502,798

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $208,012,065 and $917,572,961, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,980,910,233

Aggregate unrealized (depreciation) of investments	(175,531,955)

Net unrealized appreciation of investments	$5,805,378,278

Cost of investments for tax purposes is $3,563,856,738.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	1,348,092	$126,981,684	2,368,224	$202,165,910

Class C	87,885	6,854,548	178,803	12,954,616

Class R	143,147	13,205,308	244,691	20,588,467

Class Y	898,306	86,156,663	2,065,695	179,124,098

Class R5	8,600	803,204	20,128	1,736,814

Class R6	894,267	86,720,259	2,000,432	175,551,005

Issued as reinvestment of dividends:
Class A	6,183,143	540,283,021	6,958,562	546,525,437

Class C	212,218	15,298,852	264,391	17,626,964

Class R	207,489	17,694,649	244,159	18,812,469

Class Y	1,277,123	113,319,104	1,891,593	150,268,110

Class R5	11,881	1,060,291	11,125	887,783

Class R6	1,520,600	136,017,676	2,413,503	192,959,584

Automatic conversion of Class C shares to Class A shares:
Class A	135,045	12,805,990	245,439	20,848,439

Class C	(163,369)	(12,805,990)	(289,810)	(20,848,439)

Issued in connection with acquisitions:(b)
Class A	-	-	5,602,786	453,714,248

Class C	-	-	113,708	7,806,679

Class Y	-	-	199,215	16,324,792

Class R5	-	-	5,997	493,612

Class R6	-	-	38,915	3,209,638

17	Invesco Global Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(5,082,778)	$(476,586,110)	(11,899,292)	$(1,009,922,747)

Class C	(165,603)	(12,898,181)	(398,939)	(28,542,799)

Class R	(255,962)	(23,568,068)	(440,391)	(37,010,382)

Class Y	(1,977,664)	(189,094,407)	(8,003,139)	(687,739,486)

Class R5	(23,966)	(2,272,368)	(17,649)	(1,539,595)

Class R6	(2,751,421)	(267,732,424)	(8,752,110)	(756,308,506)

Net increase (decrease) in share activity	2,507,033	$172,243,701	(4,933,964)	$(520,313,289)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

(b)

After the close of business on February 10, 2023, the Fund acquired all the net assets of Invesco Global Growth Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on September 20, 2022. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 5,960,621 shares of the Fund for 35,248,894 shares outstanding of the Target Fund as of the close of business on February 10, 2023. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, February 10, 2023. The Target Fund’s net assets as of the close of business on February 10, 2023 of $481,548,969, including $(101,789,047) of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $8,276,255,502 and $8,757,804,471 immediately after the acquisition.

 The pro forma results of operations for the year ended October 31, 2023 assuming the reorganization had been completed on November 1, 2022, the beginning of the semi-annual reporting period are as follows:

Net investment income	$1,569,270

Net realized/unrealized gains	1,645,516,904

Change in net assets resulting from operations	$1,647,086,174

 As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since February 11, 2023.

18	Invesco Global Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,256.80	$5.95	$1,019.59	$5.32	1.06%
Class C	1,000.00	1,251.80	10.25	1,015.76	9.17	1.83
Class R	1,000.00	1,254.90	7.46	1,018.25	6.67	1.33
Class Y	1,000.00	1,258.30	4.66	1,020.74	4.17	0.83
Class R5	1,000.00	1,258.80	4.16	1,021.18	3.72	0.74
Class R6	1,000.00	1,258.80	4.04	1,021.28	3.62	0.72

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19	Invesco Global Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	418,524,361.66	6,547,075.67
	Carol Deckbar	418,434,561.61	6,636,875.73
	Cynthia Hostetler	418,206,937.03	6,864,500.31
	Dr. Eli Jones	417,798,112.17	7,273,325.17
	Elizabeth Krentzman	418,433,936.89	6,637,500.44
	Jeffrey H. Kupor	417,798,893.62	7,272,543.72
	Anthony J. LaCava, Jr.	417,678,354.58	7,393,082.75
	James Liddy	417,757,935.26	7,313,502.08
	Dr. Prema Mathai-Davis	411,009,973.62	14,061,463.72
	Joel W. Motley	417,452,943.65	7,618,493.69
	Teresa M. Ressel	418,422,438.02	6,648,999.32
	Douglas Sharp	417,790,161.67	7,281,275.67
	Robert C. Troccoli	417,448,995.31	7,622,442.02
	Daniel S. Vandivort	417,635,361.82	7,436,075.52

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

20	Invesco Global Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLBL-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Global Focus Fund

Nasdaq:

A: GLVAX ∎ C: GLVCX ∎ R: GLVNX ∎ Y: GLVYX ∎ R5: GFFDX ∎ R6: GLVIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

16	Fund Expenses

17	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	28.95%
Class C Shares	28.45
Class R Shares	28.80
Class Y Shares	29.11
Class R5 Shares	29.21
Class R6 Shares	29.19
MSCI All Country World Index▼	19.77
MSCI All Country World Growth Index▼	22.17

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The MSCI All Country World Growth Index is an unmanaged index considered representative of large- and mid-cap growth stocks of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Focus Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (10/1/07)	7.02%
10 Years	7.69
5 Years	8.55
1 Year	16.49

Class C Shares
Inception (10/1/07)	7.04%
10 Years	7.65
5 Years	8.96
1 Year	21.32

Class R Shares
Inception (10/1/07)	7.17%
10 Years	8.04
5 Years	9.52
1 Year	22.97

Class Y Shares
Inception (10/1/07)	7.74%
10 Years	8.57
5 Years	10.05
1 Year	23.56

Class R5 Shares
10 Years	8.50%
5 Years	10.19
1 Year	23.76

Class R6 Shares
Inception (8/28/12)	11.15%
10 Years	8.74
5 Years	10.21
1 Year	23.70

Effective May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the Oppenheimer Global Focus Fund (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Focus Fund. The Fund was subsequently renamed the Invesco Global Focus Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Focus Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Focus Fund

Schedule of Investments(a)

April 30, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.67%
Apparel, Accessories & Luxury Goods–7.29%
Hermes International S.C.A. (France)	15,100	$36,149,252

Moncler S.p.A. (Italy)	78,456	5,341,455

		41,490,707

Application Software–5.79%
Nice Ltd., ADR (Israel)(b)	74,264	16,598,747

Salesforce, Inc.	60,791	16,349,131

		32,947,878

Biotechnology–0.80%
BeiGene Ltd., ADR (China)(b)	29,610	4,558,163

Broadline Retail–8.32%
Amazon.com, Inc.(b)	223,488	39,110,400

JD.com, Inc., ADR (China)	286,010	8,262,829

		47,373,229

Financial Exchanges & Data–1.65%
S&P Global, Inc.	22,603	9,399,006

Health Care Equipment–8.82%
Boston Scientific Corp.(b)	66,695	4,793,370

Edwards Lifesciences Corp.(b)	144,018	12,194,004

IDEXX Laboratories, Inc.(b)	30,517	15,037,557

Stryker Corp.	54,053	18,188,834

		50,213,765

Hotels, Resorts & Cruise Lines–4.75%
Airbnb, Inc., Class A(b)	70,409	11,164,755

Amadeus IT Group S.A. (Spain)	250,269	15,885,556

		27,050,311

Industrial Gases–1.09%
Linde PLC	14,051	6,195,929

Interactive Media & Services–20.39%
Alphabet, Inc., Class A(b)	249,628	40,634,446

Meta Platforms, Inc., Class A	135,365	58,229,962

Tencent Holdings Ltd. (China)	392,400	17,219,761

		116,084,169

Life Sciences Tools & Services–7.07%
Illumina, Inc.(b)	61,163	7,526,107

Lonza Group AG (Switzerland)	21,126	11,661,409

Thermo Fisher Scientific, Inc.	36,982	21,032,403

		40,219,919

Movies & Entertainment–1.38%
Netflix, Inc.(b)	14,238	7,840,012

Investment Abbreviations:

ADR – American Depositary Receipt

	Shares	Value

Passenger Ground Transportation–4.42%
Uber Technologies, Inc.(b)	379,624	$25,157,683

Pharmaceuticals–6.01%
Eli Lilly and Co.	3,049	2,381,574

Novo Nordisk A/S, Class B (Denmark)	248,407	31,856,259

		34,237,833

Semiconductor Materials & Equipment–3.29%
ASML Holding N.V. (Netherlands)	17,115	14,907,383

BE Semiconductor Industries N.V. (Netherlands)	28,657	3,802,039

		18,709,422

Semiconductors–2.98%
Broadcom, Inc.	2,186	2,842,390

Infineon Technologies AG (Germany)	46,625	1,618,029

Marvell Technology, Inc.	130,995	8,633,881

NXP Semiconductors N.V. (China)	15,198	3,893,576

		16,987,876

Specialty Chemicals–0.60%
Symrise AG (Germany)	32,018	3,432,062

Systems Software–7.21%
CrowdStrike Holdings, Inc., Class A(b)	57,676	16,872,537

Microsoft Corp.	13,683	5,327,202

ServiceNow, Inc.(b)	27,142	18,818,363

		41,018,102

Transaction & Payment Processing Services–7.81%
Adyen N.V. (Netherlands)(b)(c)	4,393	5,262,815

Mastercard, Inc., Class A	60,120	27,126,144

Visa, Inc., Class A	45,022	12,093,359

		44,482,318

Total Common Stocks & Other Equity Interests (Cost $302,753,902)		567,398,384

Money Market Funds–0.41%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	820,439	820,439

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(d)(e)	585,808	585,984

Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	937,644	937,644

Total Money Market Funds (Cost $2,344,067)		2,344,067

TOTAL INVESTMENTS IN SECURITIES–100.08% (Cost $305,097,969)		569,742,451

OTHER ASSETS LESS LIABILITIES–(0.08)%		(465,157)

NET ASSETS–100.00%		$569,277,294

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Global Focus Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $5,262,815, which represented less than 1% of the Fund’s Net Assets.

(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,046,863	$14,464,780	$(14,691,204)	$ -	$ -	$ 820,439	$17,217
Invesco Liquid Assets Portfolio, Institutional Class	747,833	10,331,985	(10,494,008)	(151)	325	585,984	12,626
Invesco Treasury Portfolio, Institutional Class	1,196,415	16,531,176	(16,789,947)	-	-	937,644	19,567
Total	$2,991,111	$41,327,941	$(41,975,159)	$(151)	$325	$2,344,067	$49,410

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Health Care	22.70%
Communication Services	21.77
Consumer Discretionary	20.36
Information Technology	19.26
Financials	9.47
Industrials	4.42
Materials	1.69
Money Market Funds Plus Other Assets Less Liabilities	0.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Global Focus Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $302,753,902)	$567,398,384

Investments in affiliated money market funds, at value (Cost $2,344,067)	2,344,067

Cash	100,000

Foreign currencies, at value (Cost $3,617)	3,577

Receivable for:
Fund shares sold	326,946

Dividends	468,359

Investment for trustee deferred compensation and retirement plans	30,688

Other assets	44,143

Total assets	570,716,164

Liabilities:
Payable for:
Investments purchased	853,115

Fund shares reacquired	257,131

Accrued fees to affiliates	256,350

Accrued other operating expenses	41,586

Trustee deferred compensation and retirement plans	30,688

Total liabilities	1,438,870

Net assets applicable to shares outstanding	$569,277,294

Net assets consist of:
Shares of beneficial interest	$328,256,129

Distributable earnings	241,021,165

$569,277,294

Net Assets:
Class A	$306,739,660

Class C	$27,956,185

Class R	$31,289,086

Class Y	$163,297,405

Class R5	$10,781

Class R6	$39,984,177

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,263,946

Class C	443,236

Class R	454,841

Class Y	2,184,065

Class R5	147

Class R6	523,615

Class A:
Net asset value per share	$71.94

Maximum offering price per share (Net asset value of $71.94 ÷ 94.50%)	$76.13

Class C:
Net asset value and offering price per share	$63.07

Class R:
Net asset value and offering price per share	$68.79

Class Y:
Net asset value and offering price per share	$74.77

Class R5:
Net asset value and offering price per share	$73.34

Class R6:
Net asset value and offering price per share	$76.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Global Focus Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:
Interest	$995

Dividends (net of foreign withholding taxes of $94,293)	1,223,829

Dividends from affiliated money market funds	49,410

Foreign withholding tax claims	20,265

Total investment income	1,294,499

Expenses:
Advisory fees	2,188,179

Administrative services fees	40,723

Custodian fees	13,847

Distribution fees:
Class A	367,124

Class C	140,381

Class R	80,722

Transfer agent fees – A, C, R and Y	381,311

Transfer agent fees – R5	1

Transfer agent fees – R6	5,730

Trustees’ and officers’ fees and benefits	10,674

Registration and filing fees	47,122

Reports to shareholders	104,341

Professional services fees	30,168

Other	9,944

Total expenses	3,420,267

Less: Fees waived and/or expense offset arrangement(s)	(13,562)

Net expenses	3,406,705

Net investment income (loss)	(2,112,206)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	8,753,329

Affiliated investment securities	325

Foreign currencies	1,229

8,754,883

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	129,019,521

Affiliated investment securities	(151)

Foreign currencies	(1,467)

129,017,903

Net realized and unrealized gain	137,772,786

Net increase in net assets resulting from operations	$135,660,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Global Focus Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30,	October 31,
	2024	2023

Operations:
Net investment income (loss)	$(2,112,206)	$(4,072,870)

Net realized gain (loss)	8,754,883	(2,396,064)

Change in net unrealized appreciation	129,017,903	108,167,018

Net increase in net assets resulting from operations	135,660,580	101,698,084

Share transactions–net:
Class A	(12,320,863)	(5,772,182)

Class C	(2,638,965)	(4,092,133)

Class R	(3,346,231)	409,007

Class Y	(27,319,748)	(62,448,633)

Class R5	(105)	(169)

Class R6	203,945	(2,477,874)

Net increase (decrease) in net assets resulting from share transactions	(45,421,967)	(74,381,984)

Net increase in net assets	90,238,613	27,316,100

Net assets:
Beginning of period	479,038,681	451,722,581

End of period	$569,277,294	$479,038,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Global Focus Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/24	$55.79	$(0.27)		$16.42	$16.15	$–	$71.94	28.95%	$306,740	1.27	%(e)	1.27	%(e)	(0.81	)%(e)	7%
Year ended 10/31/23	45.11	(0.48)		11.16	10.68	–	55.79	23.68	247,965	1.28		1.28		(0.86)		9
Year ended 10/31/22	85.76	(0.51	)(f)	(37.02)	(37.53)	(3.12)	45.11	(45.25)	206,115	1.23		1.23		(0.85	)(f)	25
Year ended 10/31/21	72.26	(0.84)		17.88	17.04	(3.54)	85.76	24.30 (g)	414,186	1.18	(g)	1.18	(g)	(1.03	)(g)	24
Year ended 10/31/20	52.99	(0.51)		25.00	24.49	(5.22)	72.26	50.31 (g)	273,684	1.26	(g)	1.26	(g)	(0.84	)(g)	43
Six months ended 10/31/19	54.20	(0.16)		(1.05)	(1.21)	–	52.99	(2.23)	145,332	1.27	(e)	1.31	(e)	(0.60	)(e)	20
Year ended 04/30/19	51.71	(0.13)		4.48	4.35	(1.86)	54.20	9.11	155,251	1.25		1.25		(0.26)		46
Class C
Six months ended 04/30/24	49.10	(0.47)		14.44	13.97	–	63.07	28.45	27,956	2.02	(e)	2.02	(e)	(1.56	)(e)	7
Year ended 10/31/23	40.00	(0.80)		9.90	9.10	–	49.10	22.75	23,898	2.03		2.03		(1.61)		9
Year ended 10/31/22	77.00	(0.89	)(f)	(32.99)	(33.88)	(3.12)	40.00	(45.66)	22,964	1.98		1.98		(1.60	)(f)	25
Year ended 10/31/21	65.69	(1.31)		16.16	14.85	(3.54)	77.00	23.36	70,996	1.94		1.94		(1.79)		24
Year ended 10/31/20	48.95	(0.88)		22.84	21.96	(5.22)	65.69	49.20	73,587	2.01		2.02		(1.59)		43
Six months ended 10/31/19	50.26	(0.33)		(0.98)	(1.31)	–	48.95	(2.60)	43,574	2.01	(e)	2.07	(e)	(1.34	)(e)	20
Year ended 04/30/19	48.45	(0.49)		4.16	3.67	(1.86)	50.26	8.28	55,891	2.01		2.01		(1.02)		46
Class R
Six months ended 04/30/24	53.41	(0.34)		15.72	15.38	–	68.79	28.80	31,289	1.52	(e)	1.52	(e)	(1.06	)(e)	7
Year ended 10/31/23	43.29	(0.60)		10.72	10.12	–	53.41	23.38	26,757	1.53		1.53		(1.11)		9
Year ended 10/31/22	82.63	(0.64	)(f)	(35.58)	(36.22)	(3.12)	43.29	(45.38)	21,519	1.48		1.48		(1.10	)(f)	25
Year ended 10/31/21	69.91	(1.02)		17.28	16.26	(3.54)	82.63	23.99	39,611	1.44		1.44		(1.29)		24
Year ended 10/31/20	51.54	(0.65)		24.24	23.59	(5.22)	69.91	49.95	22,854	1.52		1.52		(1.10)		43
Six months ended 10/31/19	52.79	(0.22)		(1.03)	(1.25)	–	51.54	(2.37)	9,692	1.52	(e)	1.57	(e)	(0.85	)(e)	20
Year ended 04/30/19	50.53	(0.26)		4.38	4.12	(1.86)	52.79	8.84	9,895	1.51		1.51		(0.52)		46
Class Y
Six months ended 04/30/24	57.91	(0.20)		17.06	16.86	–	74.77	29.11	163,297	1.02	(e)	1.02	(e)	(0.56	)(e)	7
Year ended 10/31/23	46.71	(0.35)		11.55	11.20	–	57.91	23.98	149,616	1.03		1.03		(0.61)		9
Year ended 10/31/22	88.48	(0.38	)(f)	(38.27)	(38.65)	(3.12)	46.71	(45.11)	174,208	0.98		0.98		(0.60	)(f)	25
Year ended 10/31/21	74.28	(0.66)		18.40	17.74	(3.54)	88.48	24.60	453,276	0.94		0.94		(0.79)		24
Year ended 10/31/20	54.21	(0.38)		25.67	25.29	(5.22)	74.28	50.68	304,779	1.02		1.02		(0.60)		43
Six months ended 10/31/19	55.39	(0.10)		(1.08)	(1.18)	–	54.21	(2.13)	138,470	1.02	(e)	1.07	(e)	(0.36	)(e)	20
Year ended 04/30/19	52.67	(0.01)		4.59	4.58	(1.86)	55.39	9.36	301,919	1.02		1.02		(0.03)		46
Class R5
Six months ended 04/30/24	56.76	(0.15)		16.73	16.58	–	73.34	29.21	11	0.89	(e)	0.89	(e)	(0.43	)(e)	7
Year ended 10/31/23	45.71	(0.27)		11.32	11.05	–	56.76	24.17	8	0.88		0.88		(0.46)		9
Year ended 10/31/22	86.56	(0.29	)(f)	(37.44)	(37.73)	(3.12)	45.71	(45.05)	7	0.85		0.85		(0.47	)(f)	25
Year ended 10/31/21	72.67	(0.56)		17.99	17.43	(3.54)	86.56	24.72	13	0.84		0.84		(0.69)		24
Year ended 10/31/20	53.08	(0.28)		25.09	24.81	(5.22)	72.67	50.88	14	0.89		0.89		(0.47)		43
Period ended 10/31/19(h)	51.06	(0.05)		2.07	2.02	–	53.08	3.96	10	0.90	(e)	0.92	(e)	(0.23	)(e)	20
Class R6
Six months ended 04/30/24	59.11	(0.16)		17.41	17.25	–	76.36	29.19	39,984	0.90	(e)	0.90	(e)	(0.44	)(e)	7
Year ended 10/31/23	47.62	(0.28)		11.77	11.49	–	59.11	24.13	30,794	0.90		0.90		(0.48)		9
Year ended 10/31/22	90.02	(0.30	)(f)	(38.98)	(39.28)	(3.12)	47.62	(45.04)	26,910	0.85		0.85		(0.47	)(f)	25
Year ended 10/31/21	75.43	(0.58)		18.71	18.13	(3.54)	90.02	24.74	55,502	0.84		0.84		(0.69)		24
Year ended 10/31/20	54.89	(0.26)		26.02	25.76	(5.22)	75.43	50.94	33,645	0.85		0.89		(0.43)		43
Six months ended 10/31/19	56.03	(0.05)		(1.09)	(1.14)	–	54.89	(2.03)	113,768	0.85	(e)	0.87	(e)	(0.18	)(e)	20
Year ended 04/30/19	53.16	0.08		4.65	4.73	(1.86)	56.03	9.56	131,074	0.85		0.85		0.15		46

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the six months ended October 31, 2019 and the year ended April 30, 2019, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended October 31, 2022. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $(0.60) and (1.00)%, $(0.98) and (1.75)%, $(0.73) and (1.25)%, $(0.47) and (0.75)%, $(0.38) and (0.62)%, $(0.39) and (0.62)% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended October 31, 2021 and 2020, respectively.

(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Global Focus Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Focus Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11	Invesco Global Focus Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2024, the Fund did not enter into any closing agreements.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in

12	Invesco Global Focus Fund

foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $500 million	0.800%
Next $500 million	0.750%
Over $1 billion	0.720%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.78%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

13	Invesco Global Focus Fund

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $986.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $36,587 in front-end sales commissions from the sale of Class A shares and $413 and $1,048 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2024, the Fund incurred $198 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$420,262,364	$147,136,020	$–	$567,398,384

Money Market Funds	2,344,067	–	–	2,344,067

Total Investments	$422,606,431	$147,136,020	$–	$569,742,451

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $12,576.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

14	Invesco Global Focus Fund

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$20,462,715	$–	$20,462,715

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $37,436,976 and $78,734,741, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$271,653,590

Aggregate unrealized (depreciation) of investments	(14,826,474)

Net unrealized appreciation of investments	$256,827,116

Cost of investments for tax purposes is $312,915,335.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	303,892	$21,231,969	806,727	$45,748,421

Class C	44,598	2,761,015	127,854	6,432,559

Class R	42,959	2,886,704	168,145	9,284,202

Class Y	188,210	13,928,301	508,635	30,494,201

Class R5	-	-	65	4,000

Class R6	87,574	6,496,021	148,722	8,976,878

Automatic conversion of Class C shares to Class A shares:
Class A	26,920	1,895,864	78,120	4,306,659

Class C	(30,654)	(1,895,864)	(88,419)	(4,306,659)

Reacquired:
Class A	(511,725)	(35,448,696)	(1,009,360)	(55,827,262)

Class C	(57,463)	(3,504,116)	(126,821)	(6,218,033)

Class R	(89,096)	(6,232,935)	(164,278)	(8,875,195)

Class Y	(587,713)	(41,248,049)	(1,654,558)	(92,942,834)

Class R5	(1)	(105)	(65)	(4,169)

Class R6	(84,902)	(6,292,076)	(192,915)	(11,454,752)

Net increase (decrease) in share activity	(667,401)	$(45,421,967)	(1,398,148)	$(74,381,984)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	Invesco Global Focus Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/23)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,289.50	$7.23	$1,018.55	$6.37	1.27%
Class C	1,000.00	1,284.50	11.47	1,014.82	10.12	2.02
Class R	1,000.00	1,288.00	8.65	1,017.30	7.62	1.52
Class Y	1,000.00	1,291.10	5.81	1,019.79	5.12	1.02
Class R5	1,000.00	1,292.10	5.07	1,020.44	4.47	0.89
Class R6	1,000.00	1,291.90	5.13	1,020.39	4.52	0.90

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16	Invesco Global Focus Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	418,524,361.66	6,547,075.67
	Carol Deckbar	418,434,561.61	6,636,875.73
	Cynthia Hostetler	418,206,937.03	6,864,500.31
	Dr. Eli Jones	417,798,112.17	7,273,325.17
	Elizabeth Krentzman	418,433,936.89	6,637,500.44
	Jeffrey H. Kupor	417,798,893.62	7,272,543.72
	Anthony J. LaCava, Jr.	417,678,354.58	7,393,082.75
	James Liddy	417,757,935.26	7,313,502.08
	Dr. Prema Mathai-Davis	411,009,973.62	14,061,463.72
	Joel W. Motley	417,452,943.65	7,618,493.69
	Teresa M. Ressel	418,422,438.02	6,648,999.32
	Douglas Sharp	417,790,161.67	7,281,275.67
	Robert C. Troccoli	417,448,995.31	7,622,442.02
	Daniel S. Vandivort	417,635,361.82	7,436,075.52

* Proposal 1 required approval by a combined vote of all the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

17	Invesco Global Focus Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLF-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Global Opportunities Fund

Nasdaq:

A: OPGIX ∎ C: OGICX ∎ R: OGINX ∎ Y: OGIYX ∎ R5: GOFFX ∎ R6: OGIIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

18	Fund Expenses

19	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	15.20%
Class C Shares	14.78
Class R Shares	15.07
Class Y Shares	15.34
Class R5 Shares	15.40
Class R6 Shares	15.43
MSCI All Country World Index▼	19.77
MSCI All Country World Small Mid Cap Index▼	19.10
Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The MSCI All Country World Small Mid Cap Index is an unmanaged index designed to measure small- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Opportunities Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (10/22/90)	9.64%
10 Years	5.14
5 Years	-2.75
1 Year	-5.17

Class C Shares
Inception (12/1/93)	9.44%
10 Years	5.10
5 Years	-2.38
1 Year	-1.43

Class R Shares
Inception (3/1/01)	6.82%
10 Years	5.46
5 Years	-1.90
1 Year	0.09

Class Y Shares
Inception (2/1/01)	6.88%
10 Years	5.99
5 Years	-1.40
1 Year	0.59

Class R5 Shares
10 Years	5.92%
5 Years	-1.30
1 Year	0.67

Class R6 Shares
Inception (1/27/12)	7.75%
10 Years	6.16
5 Years	-1.27
1 Year	0.71

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Opportunities Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Opportunities Fund. The Fund was subsequently renamed the Invesco Global Opportunities Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Opportunities Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Opportunities Fund

Schedule of Investments

April 30, 2024

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.46%
Australia–1.32%
Sonic Healthcare Ltd.	2,435,646	$41,858,217

Brazil–1.58%
WEG S.A.	6,567,100	50,019,028

Canada–0.79%
FirstService Corp.	170,322	25,016,604

China–0.86%
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	40,474,000	27,447,360

Denmark–0.63%
Novozymes A/S, Class B	363,303	20,118,525

France–2.35%
Gaztransport Et Technigaz S.A.	199,630	27,824,475
Legrand S.A.	455,419	46,801,866
		74,626,341

Germany–1.98%
Carl Zeiss Meditec AG, BR	596,237	62,910,657

Italy–1.53%
Brunello Cucinelli S.p.A.	185,177	18,899,611
Reply S.p.A.	227,490	29,700,942
		48,600,553

Japan–12.93%
BayCurrent Consulting, Inc.	1,221,400	26,000,140
CyberAgent, Inc.	5,200,000	32,398,931
Disco Corp.	230,700	65,713,906
DTS Corp.	116,136	3,168,271
Hoshizaki Corp.	344,674	11,877,015
Jeol Ltd.	688,800	27,289,822
Kakaku.com, Inc.	2,305,553	26,519,749
M3, Inc.	1,061,000	11,223,442
MISUMI Group, Inc.	2,977,900	48,414,273
Nomura Research Institute Ltd.	1,765,291	42,716,310
SHIFT, Inc.(a)	127,900	11,765,185
Shimano, Inc.	222,202	36,110,706
Sysmex Corp.	2,998,647	47,949,488
Yaskawa Electric Corp.	471,100	19,410,550
		410,557,788

New Zealand–0.76%
Fisher & Paykel Healthcare Corp. Ltd.	1,442,962	24,166,355

Puerto Rico–0.68%
EVERTEC, Inc.	577,659	21,679,542

South Korea–0.57%
NICE Information Service Co. Ltd.	2,361,007	18,037,519

Sweden–4.21%
Addtech AB, Class B	1,999,244	41,563,684
Cellavision AB	920,508	18,687,662
Indutrade AB	1,687,931	38,831,874

	Shares	Value
Sweden–(continued)
NIBE Industrier AB, Class B	7,469,031	$34,463,760
		133,546,980

Switzerland–7.16%
EMS-Chemie Holding AG	54,736	43,670,311
Geberit AG	91,978	49,096,129
Givaudan S.A.	9,948	42,545,294
Partners Group Holding AG	27,320	35,148,984
Sonova Holding AG, Class A	109,197	30,185,559
Straumann Holding AG	201,088	26,732,145
		227,378,422

Taiwan–0.66%
Voltronic Power Technology Corp.	443,000	20,961,530

Thailand–0.97%
Bumrungrad Hospital PCL, Foreign Shares	4,640,041	30,625,433

United Kingdom–6.31%
Auction Technology Group PLC(a)	3,420,147	21,162,326
Croda International PLC	735,807	42,144,488
FDM Group Holdings PLC	4,448,508	19,339,532
Hargreaves Lansdown PLC	2,112,899	21,351,551
Moneysupermarket.com Group PLC	8,930,504	23,926,510
Sage Group PLC (The)	2,472,772	35,857,413
Spirax-Sarco Engineering PLC	330,406	36,357,020
		200,138,840

United States–52.17%
Acuity Brands, Inc.	127,818	31,737,209
Advanced Micro Devices, Inc.(a)	566,407	89,707,541
AGCO Corp.	303,618	34,670,139
Align Technology, Inc.(a)	127,688	36,056,537
Allegion PLC	399,032	48,506,330
Artisan Partners Asset Management, Inc., Class A	631,361	25,841,606
Boise Cascade Co.	116,100	15,356,547
Brady Corp., Class A	331,634	19,566,406
Cognex Corp.	799,825	33,224,731
Cohen & Steers, Inc.	333,701	22,951,955
Columbia Sportswear Co.	318,530	25,364,544
Deckers Outdoor Corp.(a)	69,216	56,651,220
Donnelley Financial Solutions, Inc.(a)	475,832	29,872,733
Encore Wire Corp.	155,313	43,388,240
Exponent, Inc.	649,621	59,706,666
Forward Air Corp.	618,437	13,617,983
Hamilton Lane, Inc., Class A	151,205	16,892,623
ICON PLC(a)	109,885	32,732,544
Innospec, Inc.	129,511	15,541,320
Inter Parfums, Inc.	175,072	20,374,879
Jack Henry & Associates, Inc.	523,794	85,216,046
Lincoln Electric Holdings, Inc.	244,694	53,717,674
Littelfuse, Inc.	145,259	33,502,536
Malibu Boats, Inc., Class A(a)	396,229	13,479,711
Manhattan Associates, Inc.(a)	348,568	71,825,922
MarketAxess Holdings, Inc.	261,913	52,406,172

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Global Opportunities Fund

	Shares	Value
United States–(continued)
Medifast, Inc.	396,993	$10,929,217
Myers Industries, Inc.	904,176	19,801,454
National Research Corp.	376,012	12,878,411
New York Times Co. (The), Class A	981,383	42,228,910
NewMarket Corp.	43,722	23,037,996
Open Lending Corp., Class A(a)	803,148	4,096,055
Oxford Industries, Inc.	174,524	18,810,197
Packaging Corp. of America	238,664	41,284,099
Pool Corp.	156,148	56,608,334
PTC, Inc.(a)	276,218	49,012,122
QUALCOMM, Inc.	295,154	48,951,291
Reliance, Inc.	153,015	43,566,431
RMR Group, Inc. (The), Class A	261,978	6,214,119
SEI Investments Co.	1,139,917	75,177,526
Simpson Manufacturing Co., Inc.	166,932	29,027,805
Terex Corp.	687,983	38,561,447
Toro Co. (The)	405,363	35,505,745
United Therapeutics Corp.(a)	97,407	22,825,382

	Shares	Value
United States–(continued)
Watsco, Inc.	99,889	$44,722,303
WESCO International, Inc.	331,681	50,664,273
		1,655,812,931
Total Common Stocks & Other Equity Interests (Cost $2,667,529,660)		3,093,502,625

Money Market Funds–2.05%

Invesco Government & Agency Portfolio, Institutional Class, 5.23%(b)(c)	22,740,430	22,740,430

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(b)(c)	16,253,297	16,258,173

Invesco Treasury Portfolio, Institutional Class, 5.22%(b)(c)	25,989,063	25,989,063
Total Money Market Funds (Cost $64,989,219)		64,987,666
TOTAL INVESTMENTS IN SECURITIES–99.51% (Cost $2,732,518,879)		3,158,490,291
OTHER ASSETS LESS LIABILITIES–0.49%		15,603,348
NET ASSETS–100.00%		$3,174,093,639

Investment Abbreviations:

BR – Bearer Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$57,919,072	$144,520,506	$(179,699,148)	$-	$-	$22,740,430	$833,346
Invesco Liquid Assets Portfolio, Institutional Class	41,377,891	103,228,933	(128,362,623)	(8,851)	22,823	16,258,173	612,947
Invesco Treasury Portfolio, Institutional Class	66,193,225	165,166,293	(205,370,455)	-	-	25,989,063	947,087
Investments in Other Affiliates:
Biocartis Group N.V.	5	-	(5,202)	17,942,168	(17,936,971)	-	-
Cirata PLC	4,829,865	-	(6,156,080)	2,765,067	(1,438,852)	-	-
Comture Corp.	30,208,114	-	(29,465,171)	4,732,227	(5,475,170)	-	122,147
GeNeuro S.A.	2,974,664	-	(2,096,893)	4,464,192	(5,341,963)	-	-
IQE PLC	18,728,932	-	(24,906,064)	75,051,336	(68,874,204)	-	-
PVA TePla AG	29,133,866	-	(33,473,677)	(6,728,151)	11,067,962	-	-
Zotefoams PLC	10,507,468	-	(12,911,437)	6,995,581	(4,591,612)	-	-
Total	$261,873,102	$412,915,732	$(622,446,750)	$105,213,569	$(92,567,987)	$64,987,666	$2,515,527

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Global Opportunities Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Industrials	30.26%

Information Technology	16.84

Health Care	14.29

Financials	12.31

Materials	9.19

Consumer Discretionary	7.78

Communication Services	3.94

Other Sectors, Each Less than 2% of Net Assets	2.85

Money Market Funds Plus Other Assets Less Liabilities	2.54

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Global Opportunities Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $2,667,529,660)	$3,093,502,625

Investments in affiliated money market funds, at value (Cost $64,989,219)	64,987,666

Cash	3,997,030

Foreign currencies, at value (Cost $1,678,588)	1,661,820

Receivable for:
Investments sold	15,433,420

Fund shares sold	2,535,960

Dividends	7,874,343

Interest	24

Investment for trustee deferred compensation and retirement plans	287,962

Other assets	72,800

Total assets	3,190,353,650

Liabilities:
Payable for:
Investments purchased	4,371,015

Fund shares reacquired	9,673,654

Accrued fees to affiliates	1,482,123

Accrued trustees’ and officers’ fees and benefits	127,262

Accrued other operating expenses	317,995

Trustee deferred compensation and retirement plans	287,962

Total liabilities	16,260,011

Net assets applicable to shares outstanding	$3,174,093,639

Net assets consist of:
Shares of beneficial interest	$3,249,319,641

Distributable earnings (loss)	(75,226,002)

$3,174,093,639

Net Assets:

Class A	$1,652,115,743

Class C	$113,460,040

Class R	$120,606,404

Class Y	$491,698,995

Class R5	$39,951

Class R6	$796,172,506

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	35,923,078

Class C	3,088,725

Class R	2,814,713

Class Y	10,349,636

Class R5	853

Class R6	16,499,417

Class A:
Net asset value per share	$45.99

Maximum offering price per share (Net asset value of $45.99 ÷ 94.50%)	$48.67

Class C:
Net asset value and offering price per share	$36.73

Class R:
Net asset value and offering price per share	$42.85

Class Y:
Net asset value and offering price per share	$47.51

Class R5:
Net asset value and offering price per share	$46.84

Class R6:
Net asset value and offering price per share	$48.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Global Opportunities Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $1,138,691)	$17,334,236

Dividends from affiliates	2,515,527

Foreign withholding tax claims	249,746

Total investment income	20,099,509

Expenses:

Advisory fees	12,149,525

Administrative services fees	255,720

Custodian fees	87,708

Distribution fees:
Class A	2,171,865

Class C	655,598

Class R	334,454

Transfer agent fees – A, C, R and Y	2,415,916

Transfer agent fees – R5	20

Transfer agent fees – R6	134,544

Trustees’ and officers’ fees and benefits	45,639

Registration and filing fees	68,788

Reports to shareholders	1,038,138

Professional services fees	56,609

Other	28,272

Total expenses	19,442,796

Less: Fees waived and/or expense offset arrangement(s)	(123,382)

Net expenses	19,319,414

Net investment income	780,095

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(3,781,124))	514,080,520

Affiliated investment securities	(92,567,987)

Foreign currencies	103,566

Forward foreign currency contracts	(8,347)

421,607,752

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(18,762,760)

Affiliated investment securities	105,213,569

Foreign currencies	9,894

86,460,703

Net realized and unrealized gain	508,068,455

Net increase in net assets resulting from operations	$508,848,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Global Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:

Net investment income (loss)	$780,095	$(12,838,403)

Net realized gain (loss)	421,607,752	(897,624,582)

Change in net unrealized appreciation	86,460,703	886,094,055

Net increase (decrease) in net assets resulting from operations	508,848,550	(24,368,930)

Share transactions–net:

Class A	(194,102,391)	(296,425,975)

Class C	(25,797,750)	(43,732,593)

Class R	(20,308,243)	(14,136,949)

Class Y	(154,323,487)	(347,638,613)

Class R5	129	(573,549)

Class R6	(169,069,643)	(287,949,652)

Net increase (decrease) in net assets resulting from share transactions	(563,601,385)	(990,457,331)

Net increase (decrease) in net assets	(54,752,835)	(1,014,826,261)

Net assets:

Beginning of period	3,228,846,474	4,243,672,735

End of period	$3,174,093,639	$3,228,846,474

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Global Opportunities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/24	$39.92	$(0.01)	$ 6.08	$ 6.07	$-	$45.99	15.20	%(e)	$1,652,116	1.19	%(e)(f)	1.20	%(e)(f)	(0.05	)%(e)(f)	49%
Year ended 10/31/23	41.51	(0.19)	(1.40)	(1.59)	-	39.92	(3.83	)(e)	1,596,178	1.11	(e)	1.12	(e)	(0.41	)(e)	29
Year ended 10/31/22	79.58	(0.34)	(33.80)	(34.14)	(3.93)	41.51	(44.95	)(e)	1,927,070	1.11	(e)	1.11	(e)	(0.60	)(e)	9
Year ended 10/31/21	68.56	(0.57)	18.59	18.02	(7.00)	79.58	26.83	(e)	3,991,359	1.04	(e)	1.04	(e)	(0.71	)(e)	7
Year ended 10/31/20	57.92	(0.45)	14.86	14.41	(3.77)	68.56	25.88	(e)	3,359,360	1.10	(e)	1.10	(e)	(0.74	)(e)	12
One month ended 10/31/19	56.16	(0.04)	1.80	1.76	-	57.92	3.13		3,099,689	1.09	(f)	1.09	(f)	(0.90	)(f)	3
Year ended 09/30/19	75.01	(0.15)	(13.16)	(13.31)	(5.54)	56.16	(17.48)		3,059,916	1.12		1.12		(0.25)		12
Class C
Six months ended 04/30/24	32.01	(0.15)	4.87	4.72	-	36.73	14.74		113,460	1.95	(f)	1.96	(f)	(0.81	)(f)	49
Year ended 10/31/23	33.54	(0.44)	(1.09)	(1.53)	-	32.01	(4.56)		120,384	1.87		1.88		(1.17)		29
Year ended 10/31/22	65.56	(0.63)	(27.46)	(28.09)	(3.93)	33.54	(45.36)		165,705	1.87		1.87		(1.36)		9
Year ended 10/31/21	57.90	(0.98)	15.64	14.66	(7.00)	65.56	25.89		418,630	1.80		1.80		(1.47)		7
Year ended 10/31/20	49.81	(0.77)	12.63	11.86	(3.77)	57.90	24.91		422,919	1.86		1.86		(1.50)		12
One month ended 10/31/19	48.32	(0.07)	1.56	1.49	-	49.81	3.08		467,908	1.84	(f)	1.84	(f)	(1.65	)(f)	3
Year ended 09/30/19	65.97	(0.52)	(11.59)	(12.11)	(5.54)	48.32	(18.12)		469,174	1.88		1.88		(1.01)		12
Class R
Six months ended 04/30/24	37.24	(0.07)	5.68	5.61	-	42.85	15.07		120,606	1.45	(f)	1.46	(f)	(0.31	)(f)	49
Year ended 10/31/23	38.83	(0.29)	(1.30)	(1.59)	-	37.24	(4.10)		122,156	1.37		1.38		(0.67)		29
Year ended 10/31/22	74.88	(0.45)	(31.67)	(32.12)	(3.93)	38.83	(45.08)		139,891	1.37		1.37		(0.86)		9
Year ended 10/31/21	65.02	(0.73)	17.59	16.86	(7.00)	74.88	26.49		274,251	1.30		1.30		(0.97)		7
Year ended 10/31/20	55.25	(0.58)	14.12	13.54	(3.77)	65.02	25.53		233,141	1.36		1.36		(1.00)		12
One month ended 10/31/19	53.58	(0.05)	1.72	1.67	-	55.25	3.12		221,803	1.34	(f)	1.34	(f)	(1.15	)(f)	3
Year ended 09/30/19	72.06	(0.28)	(12.66)	(12.94)	(5.54)	53.58	(17.71)		218,747	1.37		1.37		(0.51)		12
Class Y
Six months ended 04/30/24	41.19	0.05	6.27	6.32	-	47.51	15.34		491,699	0.95	(f)	0.96	(f)	0.19	(f)	49
Year ended 10/31/23	42.73	(0.08)	(1.46)	(1.54)	-	41.19	(3.60)		557,786	0.87		0.88		(0.17)		29
Year ended 10/31/22	81.60	(0.21)	(34.73)	(34.94)	(3.93)	42.73	(44.81)		892,146	0.87		0.87		(0.36)		9
Year ended 10/31/21	70.00	(0.38)	18.98	18.60	(7.00)	81.60	27.13		2,419,916	0.80		0.80		(0.47)		7
Year ended 10/31/20	58.93	(0.31)	15.15	14.84	(3.77)	70.00	26.18		1,940,275	0.86		0.86		(0.50)		12
One month ended 10/31/19	57.13	(0.03)	1.83	1.80	-	58.93	3.15		2,113,652	0.84	(f)	0.84	(f)	(0.65	)(f)	3
Year ended 09/30/19	76.02	-	(13.35)	(13.35)	(5.54)	57.13	(17.29)		2,120,749	0.87		0.87		(0.01)		12
Class R5
Six months ended 04/30/24	40.59	0.06	6.19	6.25	-	46.84	15.40		40	0.88	(f)	0.88	(f)	0.26	(f)	49
Year ended 10/31/23	42.08	(0.05)	(1.44)	(1.49)	-	40.59	(3.54)		35	0.81		0.82		(0.11)		29
Year ended 10/31/22	80.36	(0.16)	(34.19)	(34.35)	(3.93)	42.08	(44.77)		625	0.80		0.80		(0.29)		9
Year ended 10/31/21	68.95	(0.28)	18.69	18.41	(7.00)	80.36	27.28		1,089	0.68		0.68		(0.35)		7
Year ended 10/31/20	58.01	(0.21)	14.92	14.71	(3.77)	68.95	26.38		12	0.70		0.70		(0.34)		12
One month ended 10/31/19	56.23	(0.02)	1.80	1.78	-	58.01	3.16		10	0.68	(f)	0.68	(f)	(0.50	)(f)	3
Period ended 09/30/19(g)	58.48	0.03	(2.28)	(2.25)	-	56.23	(3.85)		10	0.74	(f)	0.74	(f)	0.12	(f)	12
Class R6
Six months ended 04/30/24	41.81	0.08	6.36	6.44	-	48.25	15.40		796,173	0.81	(f)	0.81	(f)	0.33	(f)	49
Year ended 10/31/23	43.32	(0.02)	(1.49)	(1.51)	-	41.81	(3.49)		832,308	0.74		0.75		(0.04)		29
Year ended 10/31/22	82.55	(0.13)	(35.17)	(35.30)	(3.93)	43.32	(44.73)		1,118,236	0.73		0.73		(0.22)		9
Year ended 10/31/21	70.67	(0.30)	19.18	18.88	(7.00)	82.55	27.28		2,117,391	0.68		0.68		(0.35)		7
Year ended 10/31/20	59.37	(0.21)	15.28	15.07	(3.77)	70.67	26.39		1,558,563	0.70		0.70		(0.34)		12
One month ended 10/31/19	57.55	(0.02)	1.84	1.82	-	59.37	3.16		1,288,373	0.69	(f)	0.69	(f)	(0.50	)(f)	3
Year ended 09/30/19	76.41	0.09	(13.41)	(13.32)	(5.54)	57.55	(17.16)		1,272,938	0.71		0.71		0.15		12

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the one month ended October 31, 2019 and the year ended September 30, 2019.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2024 and for the years ended October 31, 2023, 2022, 2021 and 2020, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Global Opportunities Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12	Invesco Global Opportunities Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2024, the Fund did not enter into any closing agreements.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in

13	Invesco Global Opportunities Fund

foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $250 million	0.800%
Next $250 million	0.770%
Next $500 million	0.750%
Next $1 billion	0.690%
Next $1.5 billion	0.670%
Next $2.5 billion	0.650%
Next $4 billion	0.630%
Over $10 billion	0.610%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.69%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $48,351.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company

14	Invesco Global Opportunities Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $100,052 in front-end sales commissions from the sale of Class A shares and $22,512 and $5,296 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2024, the Fund incurred $38,971 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$41,858,217	$–	$41,858,217

Brazil	50,019,028	–	–	50,019,028

Canada	25,016,604	–	–	25,016,604

China	–	27,447,360	–	27,447,360

Denmark	–	20,118,525	–	20,118,525

France	–	74,626,341	–	74,626,341

Germany	–	62,910,657	–	62,910,657

Italy	–	48,600,553	–	48,600,553

Japan	–	410,557,788	–	410,557,788

New Zealand	–	24,166,355	–	24,166,355

Puerto Rico	21,679,542	–	–	21,679,542

South Korea	–	18,037,519	–	18,037,519

Sweden	–	133,546,980	–	133,546,980

Switzerland	–	227,378,422	–	227,378,422

Taiwan	–	20,961,530	–	20,961,530

Thailand	–	30,625,433	–	30,625,433

United Kingdom	–	200,138,840	–	200,138,840

United States	1,655,812,931	–	–	1,655,812,931

Money Market Funds	64,987,666	–	–	64,987,666

Total Investments	$1,817,515,771	$1,340,974,520	$–	$3,158,490,291

15	Invesco Global Opportunities Fund

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(8,347)

The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts

Average notional value	$1,184,437

NOTE 5–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended April 30, 2024, the Fund engaged in securities purchases of $19,399,487 and securities sales of $8,136,864, which resulted in net realized gains (losses) of $(3,781,124).

NOTE 6–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $75,031.

NOTE 7–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$34,166,250	$861,340,694	$895,506,944

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

16	Invesco Global Opportunities Fund

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $1,649,842,868 and $2,119,079,182, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$578,883,080

Aggregate unrealized (depreciation) of investments	(172,614,296)

Net unrealized appreciation of investments	$406,268,784

Cost of investments for tax purposes is $2,752,221,507.

NOTE 11–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	1,390,044	$67,026,282	2,540,384	$118,002,087

Class C	130,470	4,992,499	378,443	14,168,397

Class R	228,993	10,220,274	436,950	18,904,725

Class Y	828,603	40,805,207	2,789,887	133,157,630

Class R5	3	134	1,279	61,779

Class R6	1,881,902	94,494,597	4,167,234	201,017,423

Automatic conversion of Class C shares to Class A shares:
Class A	182,013	8,752,626	288,485	13,310,848

Class C	(227,530)	(8,752,626)	(358,454)	(13,310,848)

Reacquired:
Class A	(5,630,994)	(269,881,299)	(9,265,676)	(427,738,910)

Class C	(575,410)	(22,037,623)	(1,199,722)	(44,590,142)

Class R	(694,243)	(30,528,517)	(759,641)	(33,041,674)

Class Y	(4,020,431)	(195,128,694)	(10,127,065)	(480,796,243)

Class R5	(0)	(5)	(15,279)	(635,328)

Class R6	(5,290,856)	(263,564,240)	(10,074,414)	(488,967,075)

Net increase (decrease) in share activity	(11,797,436)	$(563,601,385)	(21,197,589)	$(990,457,331)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco Global Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,152.00	$6.37	$1,018.95	$5.97	1.19%
Class C	1,000.00	1,147.80	10.41	1,015.17	9.77	1.95
Class R	1,000.00	1,150.70	7.75	1,017.65	7.27	1.45
Class Y	1,000.00	1,153.40	5.09	1,020.14	4.77	0.95
Class R5	1,000.00	1,154.00	4.71	1,020.49	4.42	0.88
Class R6	1,000.00	1,154.30	4.34	1,020.84	4.07	0.81

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18	Invesco Global Opportunities Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	418,524,361.66	6,547,075.67
	Carol Deckbar	418,434,561.61	6,636,875.73
	Cynthia Hostetler	418,206,937.03	6,864,500.31
	Dr. Eli Jones	417,798,112.17	7,273,325.17
	Elizabeth Krentzman	418,433,936.89	6,637,500.44
	Jeffrey H. Kupor	417,798,893.62	7,272,543.72
	Anthony J. LaCava, Jr.	417,678,354.58	7,393,082.75
	James Liddy	417,757,935.26	7,313,502.08
	Dr. Prema Mathai-Davis	411,009,973.62	14,061,463.72
	Joel W. Motley	417,452,943.65	7,618,493.69
	Teresa M. Ressel	418,422,438.02	6,648,999.32
	Douglas Sharp	417,790,161.67	7,281,275.67
	Robert C. Troccoli	417,448,995.31	7,622,442.02
	Daniel S. Vandivort	417,635,361.82	7,436,075.52

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

19	Invesco Global Opportunities Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLOPP-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco International Small-Mid Company Fund

Nasdaq:

A: OSMAX ∎ C: OSMCX ∎ R: OSMNX ∎ Y: OSMYX ∎ R5: INSLX ∎ R6: OSCIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

19	Fund Expenses

20	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	15.05%
Class C Shares	14.63
Class R Shares	14.94
Class Y Shares	15.20
Class R5 Shares	15.22
Class R6 Shares	15.29
MSCI All Country World ex USA SMID Cap Index▼*	16.86
MSCI All Country World ex USA Small Cap Index▼	17.37
MSCI All Country World ex USA Index▼*	17.69
Source(s): ▼RIMES Technologies Corp.

*Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI All Country World ex USA SMID Cap Index to the MSCI All Country World ex USA Index to reflect that the MSCI All Country World ex USA Index can be considered more broadly representative of the overall applicable securities market.

The MSCI All Country World ex USA SMID Cap Index is designed to measure the equity market performance of small- and mid-cap developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The MSCI All Country World ex USA Small Cap Index represents the performance of small-cap stocks in developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco International Small-Mid Company Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (11/17/97)	10.44%
10 Years	5.59
5 Years	0.49
1 Year	-8.11

Class C Shares
Inception (11/17/97)	10.41%
10 Years	5.56
5 Years	0.87
1 Year	-4.43

Class R Shares
Inception (3/1/01)	10.79%
10 Years	5.93
5 Years	1.38
1 Year	-2.97

Class Y Shares
Inception (9/7/05)	9.39%
10 Years	6.46
5 Years	1.88
1 Year	-2.50

Class R5 Shares
10 Years	6.37%
5 Years	1.98
1 Year	-2.42

Class R6 Shares

Inception (12/29/11)	10.64%
10 Years	6.62
5 Years	2.02
1 Year	-2.38

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Small-Mid Company Fund, (the predecessor fund),were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Small-Mid Company Fund. Note: The Fund was subsequently renamed the Invesco International Small-Mid Company Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco International Small-Mid Company Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco International Small-Mid Company Fund

Schedule of Investments

April 30, 2024

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.23%
Australia–2.77%
ALS Ltd.	5,739,919	$47,991,546
Cochlear Ltd.	234,167	48,849,102
IPH Ltd.	8,428,825	33,929,804
		130,770,452

Austria–0.53%
Fabasoft AG	1,170,093	25,186,835

Brazil–3.27%
Odontoprev S.A.	21,493,640	49,464,430
TOTVS S.A.	7,013,737	37,198,767
Vivara Participacoes S.A.	4,152,300	17,720,403
WEG S.A.	6,604,800	50,306,174
		154,689,774

Canada–2.66%
CCL Industries, Inc., Class B	1,131,230	57,767,384
Descartes Systems Group, Inc. (The)(a)	734,081	68,094,391
		125,861,775

Denmark–0.98%
ChemoMetec A/S(b)	1,091,056	46,170,029

France–4.65%
Alten S.A.	264,736	31,111,851
Interparfums S.A.	814,670	41,325,447
Lectra	1,363,242	46,443,272
Neurones	921,048	43,755,346
Thermador Groupe	353,354	30,198,225
Vetoquinol S.A.	267,008	26,881,232
		219,715,373

Germany–9.77%
Amadeus Fire AG(b)	294,416	35,323,381
Atoss Software AG	120,268	32,151,318
Carl Zeiss Meditec AG, BR	1,002,825	105,810,911
CTS Eventim AG & Co. KGaA	574,740	50,823,527
FUCHS SE, Preference Shares	925,692	43,229,172
Knorr-Bremse AG	630,306	46,772,196
Nemetschek SE	298,684	26,394,483
New Work SE(b)	351,225	22,227,775
Sartorius AG, Preference Shares	196,397	58,714,072
STRATEC SE(b)	878,312	40,418,498
		461,865,333

Iceland–1.45%
Marel HF(c)	14,776,714	50,344,807
Ossur HF(a)	4,437,660	18,456,934
		68,801,741

India–2.68%
AIA Engineering Ltd.	508,996	23,098,836
Britannia Industries Ltd.	594,385	33,972,187
Coforge Ltd.	609,531	37,116,916
Triveni Turbine Ltd.	5,046,150	32,475,661
		126,663,600

	Shares	Value
Indonesia–0.51%
PT Selamat Sempurna Tbk	216,454,500	$23,977,807

Israel–1.62%
Nice Ltd., ADR(a)(d)	341,740	76,382,307

Italy–5.05%
DiaSorin S.p.A.	832,517	84,081,982
Interpump Group S.p.A.	967,172	42,129,776
Recordati Industria Chimica e Farmaceutica S.p.A.	959,011	51,032,192
Technoprobe S.p.A.(a)	3,379,621	26,928,506
Tinexta S.p.A.	1,828,164	34,431,766
		238,604,222

Japan–22.24%
Ariake Japan Co. Ltd.	1,631,500	53,160,142
As One Corp.	2,117,652	34,888,895
Azbil Corp.	2,237,900	62,504,549
Daifuku Co. Ltd.	2,142,500	43,886,551
Disco Corp.	133,900	38,140,841
Fukui Computer Holdings, Inc.(b)	1,626,800	25,349,912
Funai Soken Holdings, Inc.	1,175,400	17,782,809
Japan Elevator Service Holdings Co. Ltd.	3,185,900	49,510,807
JCU Corp.	598,000	14,276,969
Katitas Co. Ltd.	1,992,800	24,008,964
Medikit Co. Ltd.	587,400	10,500,845
MEITEC Group Holdings, Inc.	3,088,258	57,596,021
MISUMI Group, Inc.	2,246,800	36,528,153
MonotaRO Co. Ltd.	3,113,220	37,311,560
NSD Co. Ltd.	2,075,694	40,571,446
OBIC Business Consultants Co. Ltd.	1,139,700	46,570,779
OBIC Co. Ltd.	742,200	95,347,823
SCSK Corp.	2,268,600	41,241,330
Seria Co. Ltd.	2,274,500	38,555,520
Shimano, Inc.	342,300	55,628,189
SHO-BOND Holdings Co. Ltd.	985,000	38,037,628
SMS Co. Ltd.	1,904,400	26,352,092
Sysmex Corp.	2,982,600	47,692,891
TechnoPro Holdings, Inc.	2,493,800	42,477,877
TKC Corp.	1,337,518	30,780,282
USS Co. Ltd.	4,227,096	32,292,033
Zuken, Inc.	407,900	10,658,573
		1,051,653,481

Jersey–0.87%
JTC PLC(c)	3,830,052	40,933,312

Mexico–0.60%
Gruma S.A.B. de C.V., Class B	1,438,420	28,251,582

Netherlands–0.80%
IMCD N.V.	251,554	37,953,106

Norway–0.31%
Medistim ASA	910,000	14,752,297

South Africa–0.50%
Cashbuild Ltd.(b)	1,232,388	10,115,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco International Small-Mid Company Fund

	Shares	Value
South Africa–(continued)
Hudaco Industries Ltd.	1,532,712	$13,658,196
		23,773,644

South Korea–0.38%
NICE Information Service Co. Ltd.	2,341,837	17,891,065

Sweden–10.22%
Addtech AB, Class B	1,374,749	28,580,620
Biotage AB	3,198,205	48,256,766
Bravida Holding AB(c)	5,412,098	36,596,015
Epiroc AB, Class A	2,626,716	48,561,048
Fortnox AB	5,945,029	34,641,316
Hexpol AB	3,586,349	40,580,014
Karnov Group AB(a)(b)	5,987,877	35,725,359
Lifco AB, Class B	1,568,172	37,994,585
Loomis AB	1,233,103	31,514,109
MIPS AB(c)	1,098,206	36,878,685
Mycronic AB	1,145,225	39,858,408
Sdiptech AB, Class B(a)	1,661,962	42,347,372
SmartCraft ASA(a)	8,846,216	21,521,999
		483,056,296

Switzerland–8.49%
Belimo Holding AG	112,771	52,177,712
Bossard Holding AG, Class A	124,606	28,333,144
Forbo Holding AG	26,098	30,142,946
Interroll Holding AG, Class R	10,794	34,738,129
Kardex Holding AG	150,218	39,745,019
LEM Holding S.A.	23,673	40,317,309
Partners Group Holding AG	57,098	73,460,348
Tecan Group AG, Class R(a)	117,100	41,311,256
VZ Holding AG	532,745	61,439,154
		401,665,017

Taiwan–0.84%
Advantech Co. Ltd.	3,428,726	39,880,942

United Kingdom–14.71%
Alpha Financial Markets Consulting PLC(b)	6,973,773	29,270,104
Bunzl PLC	1,234,028	47,322,251
Croda International PLC	1,768,829	101,312,426
Diploma PLC	943,224	42,634,271
Greggs PLC	978,809	33,124,816
Halma PLC	1,842,110	50,486,411
Hill & Smith PLC	1,388,604	32,593,624

Investment Abbreviations:

ADR – American Depositary Receipt

BR – Bearer Shares

	Shares	Value
United Kingdom–(continued)
Howden Joinery Group PLC	3,541,432	$38,547,483
IMI PLC	2,086,155	45,442,093
Intertek Group PLC	479,521	29,512,851
Rathbones Group PLC	1,754,863	35,730,038
Restore PLC(b)	11,526,111	33,368,570
Rightmove PLC	6,027,486	38,610,871
Rotork PLC	9,147,324	36,771,639
Spirax-Sarco Engineering PLC	487,617	53,656,110
Weir Group PLC (The)	1,850,479	47,219,343
		695,602,901

United States–2.33%
Bruker Corp.	694,378	54,168,428
ICON PLC(a)(d)	188,735	56,220,382
		110,388,810
Total Common Stocks & Other Equity Interests (Cost $3,635,525,845)		4,644,491,701

Money Market Funds–0.96%

Invesco Government & Agency Portfolio, Institutional Class, 5.23%(b)(e)	15,939,846	15,939,846

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(b)(e)	11,377,159	11,380,572

Invesco Treasury Portfolio, Institutional Class, 5.22%(b)(e)	18,216,966	18,216,966
Total Money Market Funds (Cost $45,538,601)		45,537,384

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.19% (Cost $3,681,064,446)		4,690,029,085

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.95%

Invesco Private Government Fund, 5.29%(b)(e)(f)	13,035,271	13,035,271
Invesco Private Prime Fund, 5.46%(b)(e)(f)	31,842,478	31,852,031
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,891,632)		44,887,302
TOTAL INVESTMENTS IN SECURITIES–100.14% (Cost $3,725,956,078)		4,734,916,387
OTHER ASSETS LESS LIABILITIES–(0.14)%		(6,472,077)
NET ASSETS–100.00%		$4,728,444,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco International Small-Mid Company Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$181,470,889	$123,495,144	$(289,026,187)	$ -	$ -	$15,939,846	$ 649,060
Invesco Liquid Assets Portfolio, Institutional Class	129,624,018	88,210,818	(206,452,461)	(8,004)	6,201	11,380,572	410,562
Invesco Treasury Portfolio, Institutional Class	207,395,301	141,137,308	(330,315,643)	-	-	18,216,966	638,945
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	576,736	131,003,048	(118,544,513)	-	-	13,035,271	283,781	*
Invesco Private Prime Fund	1,483,371	255,461,414	(225,090,938)	(4,434)	2,618	31,852,031	769,675	*
Investments in Other Affiliates:
Alpha Financial Markets Consulting PLC	32,146,813	-	-	(2,876,709)	-	29,270,104	325,182
Amadeus Fire AG	33,951,718	-	-	1,371,663	-	35,323,381	-
Antares Vision S.p.A.	5,593,730	-	(3,644,153)	16,087,068	(18,036,645)	-	-
Cashbuild Ltd.	11,085,117	1,881,633	(2,334,812)	386,356	(902,846)	10,115,448	206,500
ChemoMetec A/S	41,985,675	17,847,003	(18,548,984)	11,361,664	(6,475,329)	46,170,029	-
Fukui Computer Holdings, Inc.	27,877,335	-	-	(2,527,423)	-	25,349,912	628,855
Karnov Group AB	32,538,602	-	(8,873,347)	11,537,349	522,755	35,725,359	-
New Work SE	25,133,830	-	-	(2,906,055)	-	22,227,775	-
Restore PLC	27,015,721	-	-	6,352,849	-	33,368,570	-
Sdiptech AB**	43,769,679	2,155,971	(16,418,560)	7,764,729	5,075,553	42,347,372	-
STRATEC SE	33,432,059	6,640,934	-	345,505	-	40,418,498	-
Total	$835,080,594	$767,833,273	$(1,219,249,598)	$46,884,558	$(19,807,693)	$410,741,134	$3,912,560

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	At April 30, 2024, this security was no longer an affiliate of the Fund.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $164,752,819, which represented 3.48% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at April 30, 2024.
(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Industrials	35.77%

Information Technology	21.95

Health Care	17.72

Materials	6.13

Consumer Discretionary	5.25

Financials	4.47

Consumer Staples	3.31

Communication Services	3.12

Other Sectors, Each Less than 2% of Net Assets	0.51

Money Market Funds Plus Other Assets Less Liabilities	1.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7  Invesco International Small-Mid Company Fund

Statement of Assets and Liabilities

April 30,2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $3,299,574,914)*	$4,366,522,625

Investments in affiliates, at value (Cost $426,381,164)	368,393,762

Cash	3,006,012

Foreign currencies, at value (Cost $3,134,990)	3,119,107

Receivable for:
Investments sold	4,731,311

Fund shares sold	4,066,624

Dividends	37,096,226

Investment for trustee deferred compensation and retirement plans	236,219

Other assets	129,596

Total assets	4,787,301,482

Liabilities:
Payable for:
Investments purchased	2,038,276

Dividends	95

Fund shares reacquired	4,999,792

Accrued foreign taxes	5,031,147

Collateral upon return of securities loaned	44,891,632

Accrued fees to affiliates	1,326,959

Accrued trustees’ and officers’ fees and benefits	42,811

Accrued other operating expenses	290,241

Trustee deferred compensation and retirement plans	236,219

Total liabilities	58,857,172

Net assets applicable to shares outstanding	$4,728,444,310

Net assets consist of:
Shares of beneficial interest	$3,633,119,000

Distributable earnings	1,095,325,310

$4,728,444,310

Net Assets:

Class A	$720,163,049

Class C	$13,734,878

Class R	$59,854,002

Class Y	$1,451,847,363

Class R5	$490,867

Class R6	$2,482,354,151

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	17,744,263

Class C	396,132

Class R	1,594,992

Class Y	36,078,569

Class R5	12,009

Class R6	61,336,870

Class A:
Net asset value per share	$40.59

Maximum offering price per share (Net asset value of $40.59 ÷ 94.50%)	$42.95

Class C:
Net asset value and offering price per share	$34.67

Class R:
Net asset value and offering price per share	$37.53

Class Y:
Net asset value and offering price per share	$40.24

Class R5:
Net asset value and offering price per share	$40.87

Class R6:
Net asset value and offering price per share	$40.47

*	At April 30, 2024, securities with an aggregate value of $43,621,496 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco International Small-Mid Company Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $3,990,208)	$37,205,497

Dividends from affiliates (includes net securities lending income of $47,224)	2,906,328

Total investment income	40,111,825

Expenses:

Advisory fees	22,505,792

Administrative services fees	355,891

Custodian fees	225,114

Distribution fees:
Class A	907,937

Class C	97,204

Class R	159,441

Transfer agent fees – A, C, R and Y	2,030,483

Transfer agent fees – R5	231

Transfer agent fees – R6	368,943

Trustees’ and officers’ fees and benefits	29,459

Registration and filing fees	90,886

Reports to shareholders	646,022

Professional services fees	60,933

Other	32,696

Total expenses	27,511,032

Less: Fees waived and/or expense offset arrangement(s)	(48,291)

Net expenses	27,462,741

Net investment income	12,649,084

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $1,296,878) (includes net gains from securities sold to affiliates of $2,228,034)	182,925,095

Affiliated investment securities	(19,807,693)

Foreign currencies	303,042

Forward foreign currency contracts	(24,075)

163,396,369

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $909,179)	455,404,583

Affiliated investment securities	46,884,558

Foreign currencies	(890,983)

501,398,158

Net realized and unrealized gain	664,794,527

Net increase in net assets resulting from operations	$677,443,611

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco International Small-Mid Company Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:

Net investment income	$12,649,084	$28,627,462

Net realized gain	163,396,369	134,549,029

Change in net unrealized appreciation (depreciation)	501,398,158	(61,339,914)

Net increase in net assets resulting from operations	677,443,611	101,836,577

Distributions to shareholders from distributable earnings:

Class A	(18,392,829)	(2,304,691)

Class C	(412,802)	(138,622)

Class R	(1,534,744)	(203,404)

Class Y	(45,080,254)	(10,547,704)

Class R5	(13,554)	(2,703)

Class R6	(68,977,194)	(13,599,761)

Total distributions from distributable earnings	(134,411,377)	(26,796,885)

Share transactions–net:

Class A	(38,688,031)	(120,572,365)

Class C	(10,760,693)	(22,188,558)

Class R	(3,992,944)	(6,764,006)

Class Y	(296,294,874)	(419,382,995)

Class R5	(23,243)	89,342

Class R6	60,005,279	286,814,004

Net increase (decrease) in net assets resulting from share transactions	(289,754,506)	(282,004,578)

Net increase (decrease) in net assets	253,277,728	(206,964,886)

Net assets:

Beginning of period	4,475,166,582	4,682,131,468

End of period	$4,728,444,310	$4,475,166,582

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco International Small-Mid Company Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/24	$36.15	$0.05		$ 5.40		$ 5.45	$(0.36)	$(0.65)	$(1.01)	$40.59	15.08	%(e)	$ 720,163	1.39	%(e)(f)	1.39	%(e)(f)	0.24	%(e)(f)	8%
Year ended 10/31/23	36.30	0.15		(0.19	)(g)	(0.04)	–	(0.11)	(0.11)	36.15	(0.15	)(e)	676,005	1.35	(e)	1.35	(e)	0.37	(e)	26
Year ended 10/31/22	63.38	0.04		(21.41)		(21.37)	(0.02)	(5.69)	(5.71)	36.30	(36.72	)(e)	787,042	1.33	(e)	1.33	(e)	0.10	(e)	20
Year ended 10/31/21	51.69	0.02		16.17		16.19	–	(4.50)	(4.50)	63.38	33.13	(e)	1,439,340	1.31	(e)	1.31	(e)	0.04	(e)	24
Year ended 10/31/20	48.20	(0.10)		5.95		5.85	(0.18)	(2.18)	(2.36)	51.69	12.53	(e)	1,199,225	1.34	(e)	1.34	(e)	(0.22	)(e)	73
Two months ended 10/31/19	46.25	(0.03)		1.98		1.95	–	–	–	48.20	4.22		1,417,657	1.31	(f)	1.31	(f)	(0.37	)(f)	0	(h)
Year ended 08/31/19	54.54	(0.03)		(3.81)		(3.84)	(0.22)	(4.23)	(4.45)	46.25	(6.21)		1,394,542	1.36		1.36		(0.06)		28
Class C
Six months ended 04/30/24	30.81	(0.09)		4.60		4.51	–	(0.65)	(0.65)	34.67	14.63		13,735	2.15	(f)	2.15	(f)	(0.52	)(f)	8
Year ended 10/31/23	31.19	(0.13)		(0.14	)(g)	(0.27)	–	(0.11)	(0.11)	30.81	(0.91)		21,483	2.11		2.11		(0.39)		26
Year ended 10/31/22	55.66	(0.27)		(18.51)		(18.78)	–	(5.69)	(5.69)	31.19	(37.20)		41,813	2.09		2.09		(0.66)		20
Year ended 10/31/21	46.22	(0.37)		14.31		13.94	–	(4.50)	(4.50)	55.66	32.10		117,303	2.07		2.07		(0.72)		24
Year ended 10/31/20	43.62	(0.41)		5.34		4.93	(0.15)	(2.18)	(2.33)	46.22	11.70		135,265	2.10		2.10		(0.98)		73
Two months ended 10/31/19	41.91	(0.08)		1.79		1.71	–	–	–	43.62	4.08		177,238	2.07	(f)	2.07	(f)	(1.13	)(f)	0	(h)
Year ended 08/31/19	50.01	(0.35)		(3.52)		(3.87)	–	(4.23)	(4.23)	41.91	(6.91)		179,992	2.12		2.12		(0.82)		28
Class R
Six months ended 04/30/24	33.44	(0.00	)(i)	5.00		5.00	(0.26)	(0.65)	(0.91)	37.53	14.94		59,854	1.65	(f)	1.65	(f)	(0.02	)(f)	8
Year ended 10/31/23	33.68	0.04		(0.17	)(g)	(0.13)	–	(0.11)	(0.11)	33.44	(0.43)		56,784	1.61		1.61		0.11		26
Year ended 10/31/22	59.34	(0.07)		(19.90)		(19.97)	–	(5.69)	(5.69)	33.68	(36.87)		63,205	1.59		1.59		(0.16)		20
Year ended 10/31/21	48.78	(0.12)		15.18		15.06	–	(4.50)	(4.50)	59.34	32.76		106,435	1.57		1.57		(0.22)		24
Year ended 10/31/20	45.70	(0.21)		5.63		5.42	(0.16)	(2.18)	(2.34)	48.78	12.26		88,420	1.60		1.60		(0.48)		73
Two months ended 10/31/19	43.88	(0.05)		1.87		1.82	–	–	–	45.70	4.15		95,501	1.57	(f)	1.57	(f)	(0.63	)(f)	0	(h)
Year ended 08/31/19	52.05	(0.14)		(3.65)		(3.79)	(0.15)	(4.23)	(4.38)	43.88	(6.44)		94,864	1.61		1.61		(0.31)		28
Class Y
Six months ended 04/30/24	35.90	0.10		5.36		5.46	(0.47)	(0.65)	(1.12)	40.24	15.20		1,451,847	1.15	(f)	1.15	(f)	0.48	(f)	8
Year ended 10/31/23	36.06	0.25		(0.20	)(g)	0.05	(0.10)	(0.11)	(0.21)	35.90	0.07		1,554,427	1.11		1.11		0.61		26
Year ended 10/31/22	63.00	0.15		(21.23)		(21.08)	(0.17)	(5.69)	(5.86)	36.06	(36.55)		1,943,233	1.09		1.09		0.34		20
Year ended 10/31/21	51.29	0.16		16.05		16.21	–	(4.50)	(4.50)	63.00	33.45		4,039,299	1.07		1.07		0.28		24
Year ended 10/31/20	47.75	0.02		5.90		5.92	(0.20)	(2.18)	(2.38)	51.29	12.81		3,240,701	1.10		1.10		0.02		73
Two months ended 10/31/19	45.80	(0.01)		1.96		1.95	–	–	–	47.75	4.26		4,085,890	1.07	(f)	1.07	(f)	(0.13	)(f)	0	(h)
Year ended 08/31/19	54.15	0.08		(3.80)		(3.72)	(0.40)	(4.23)	(4.63)	45.80	(5.98)		3,986,316	1.12		1.12		0.18		28
Class R5
Six months ended 04/30/24	36.49	0.12		5.44		5.56	(0.53)	(0.65)	(1.18)	40.87	15.22		491	1.07	(f)	1.07	(f)	0.56	(f)	8
Year ended 10/31/23	36.64	0.30		(0.19	)(g)	0.11	(0.15)	(0.11)	(0.26)	36.49	0.22		459	0.99		0.99		0.73		26
Year ended 10/31/22	63.92	0.19		(21.57)		(21.38)	(0.21)	(5.69)	(5.90)	36.64	(36.51)		379	1.00		1.00		0.43		20
Year ended 10/31/21	51.94	0.20		16.28		16.48	–	(4.50)	(4.50)	63.92	33.55		512	1.00		1.00		0.35		24
Year ended 10/31/20	48.26	0.07		5.99		6.06	(0.20)	(2.18)	(2.38)	51.94	12.99		191	0.99		0.99		0.13		73
Two months ended 10/31/19	46.29	(0.01)		1.98		1.97	–	–	–	48.26	4.26		20	1.01	(f)	1.01	(f)	(0.07	)(f)	0	(h)
Period ended 08/31/19(j)	46.97	0.04		(0.72)		(0.68)	–	–	–	46.29	(1.45)		19	1.01	(f)	1.01	(f)	0.29	(f)	28
Class R6
Six months ended 04/30/24	36.13	0.13		5.39		5.52	(0.53)	(0.65)	(1.18)	40.47	15.27		2,482,354	1.01	(f)	1.01	(f)	0.62	(f)	8
Year ended 10/31/23	36.30	0.30		(0.19	)(g)	0.11	(0.17)	(0.11)	(0.28)	36.13	0.21		2,166,008	0.99		0.99		0.73		26
Year ended 10/31/22	63.39	0.21		(21.37)		(21.16)	(0.24)	(5.69)	(5.93)	36.30	(36.48)		1,846,459	0.97		0.97		0.46		20
Year ended 10/31/21	51.52	0.23		16.14		16.37	–	(4.50)	(4.50)	63.39	33.62		3,227,212	0.95		0.95		0.40		24
Year ended 10/31/20	47.90	0.08		5.93		6.01	(0.21)	(2.18)	(2.39)	51.52	12.97		2,532,327	0.95		0.95		0.17		73
Two months ended 10/31/19	45.94	(0.00	)(i)	1.96		1.96	–	–	–	47.90	4.27		2,759,984	0.94	(f)	0.94	(f)	0.00	(f)(h)	0	(h)
Year ended 08/31/19	54.32	0.16		(3.82)		(3.66)	(0.49)	(4.23)	(4.72)	45.94	(5.82)		2,692,561	0.96		0.96		0.34		28

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% and 0.01% for the two months ended October 31, 2019 and the year ended August 31, 2019, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021 and 2020, respectively.

(f)	Annualized.
(g)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(h)	Amount represents less than 0.005%.
(i)	Amount represents less than $(0.005) per share.
(j)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco International Small-Mid Company Fund

Notes to Financial Statements

April 30,2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Small-Mid Company Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

Effective as of the open of business June 28, 2022, the Fund reopened to all investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12	Invesco International Small-Mid Company Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

13	Invesco International Small-Mid Company Fund

compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, the Fund paid the Adviser $2,576 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

Up to $500 million	1.000%

Next $500 million	0.950%

Next $4 billion	0.920%

Next $5 billion	0.900%

Next $10 billion	0.880%

Over $20 billion	0.870%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.92%.

14	Invesco International Small-Mid Company Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $29,153.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $16,316 in front-end sales commissions from the sale of Class A shares and $383 and $301 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2024, the Fund incurred $605 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

15	Invesco International Small-Mid Company Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$130,770,452	$–	$130,770,452

Austria	–	25,186,835	–	25,186,835

Brazil	154,689,774	–	–	154,689,774

Canada	125,861,775	–	–	125,861,775

Denmark	–	46,170,029	–	46,170,029

France	–	219,715,373	–	219,715,373

Germany	–	461,865,333	–	461,865,333

Iceland	–	68,801,741	–	68,801,741

India	–	126,663,600	–	126,663,600

Indonesia	–	23,977,807	–	23,977,807

Israel	76,382,307	–	–	76,382,307

Italy	–	238,604,222	–	238,604,222

Japan	–	1,051,653,481	–	1,051,653,481

Jersey	–	40,933,312	–	40,933,312

Mexico	28,251,582	–	–	28,251,582

Netherlands	–	37,953,106	–	37,953,106

Norway	–	14,752,297	–	14,752,297

South Africa	–	23,773,644	–	23,773,644

South Korea	–	17,891,065	–	17,891,065

Sweden	–	483,056,296	–	483,056,296

Switzerland	–	401,665,017	–	401,665,017

Taiwan	–	39,880,942	–	39,880,942

United Kingdom	–	695,602,901	–	695,602,901

United States	110,388,810	–	–	110,388,810

Money Market Funds	45,537,384	44,887,302	–	90,424,686

Total Investments	$541,111,632	$4,193,804,755	$–	$4,734,916,387

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(24,075)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$47,887

NOTE 5–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended April 30, 2024, the Fund engaged in securities sales of $19,399,487, which resulted in net realized gains of $2,228,034.

NOTE 6–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $19,138.

16	Invesco International Small-Mid Company Fund

NOTE 7–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2023.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $397,673,621 and $604,708,489, respectively. Cost of investments, including any derivatives,on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,133,457,947

Aggregate unrealized (depreciation) of investments	(213,136,460)

Net unrealized appreciation of investments	$920,321,487

Cost of investments for tax purposes is $3,814,594,900.

NOTE 11–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	1,163,025	$48,843,396	1,292,729	$52,996,977

Class C	27,245	971,470	59,476	2,085,847

Class R	79,430	3,039,653	134,471	5,077,997

Class Y	3,543,107	145,542,342	7,692,768	310,458,307

Class R5	855	35,720	2,516	101,108

Class R6	7,561,793	316,307,568	23,055,678	852,592,805

Issued as reinvestment of dividends:
Class A	416,707	16,980,791	50,623	2,064,418

Class C	11,043	385,504	3,680	128,774

Class R	40,653	1,533,024	5,355	202,472

Class Y	873,435	35,260,562	191,994	7,758,460

Class R5	325	13,303	65	2,648

Class R6	1,649,677	66,943,898	315,333	12,808,815

Automatic conversion of Class C shares to Class A shares:
Class A	219,632	9,230,102	391,204	15,795,698

Class C	(256,882)	(9,230,102)	(457,337)	(15,795,698)

17	Invesco International Small-Mid Company Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(2,754,635)	$(113,742,320)	(4,714,793)	$(191,429,458)

Class C	(82,473)	(2,887,565)	(249,081)	(8,607,481)

Class R	(223,035)	(8,565,621)	(318,646)	(12,044,475)

Class Y	(11,633,633)	(477,097,778)	(18,484,806)	(737,599,762)

Class R5	(1,763)	(72,266)	(342)	(14,414)

Class R6	(7,830,460)	(323,246,187)	(14,284,972)	(578,587,616)

Net increase (decrease) in share activity	(7,195,954)	$(289,754,506)	(5,314,085)	$(282,004,578)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 12% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

18	Invesco International Small-Mid Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,150.50	$7.43	$1,017.95	$6.97	1.39%
Class C	1,000.00	1,146.30	11.47	1,014.17	10.77	2.15
Class R	1,000.00	1,149.40	8.82	1,016.66	8.27	1.65
Class Y	1,000.00	1,152.00	6.15	1,019.14	5.77	1.15
Class R5	1,000.00	1,152.20	5.73	1,019.54	5.37	1.07
Class R6	1,000.00	1,152.90	5.41	1,019.84	5.07	1.01

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19	Invesco International Small-Mid Company Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	418,524,361.66	6,547,075.67
	Carol Deckbar	418,434,561.61	6,636,875.73
	Cynthia Hostetler	418,206,937.03	6,864,500.31
	Dr. Eli Jones	417,798,112.17	7,273,325.17
	Elizabeth Krentzman	418,433,936.89	6,637,500.44
	Jeffrey H. Kupor	417,798,893.62	7,272,543.72
	Anthony J. LaCava, Jr.	417,678,354.58	7,393,082.75
	James Liddy	417,757,935.26	7,313,502.08
	Dr. Prema Mathai-Davis	411,009,973.62	14,061,463.72
	Joel W. Motley	417,452,943.65	7,618,493.69
	Teresa M. Ressel	418,422,438.02	6,648,999.32
	Douglas Sharp	417,790,161.67	7,281,275.67
	Robert C. Troccoli	417,448,995.31	7,622,442.02
	Daniel S. Vandivort	417,635,361.82	7,436,075.52

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

20	Invesco International Small-Mid Company Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s):811-06463 and 033-44611	Invesco Distributors, Inc.	O-ISMC-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco MSCI World SRI Index Fund

Nasdaq:

A: VSQAX ∎ C: VSQCX ∎ R: VSQRX ∎ Y: VSQYX ∎ R5: VSQFX ∎ R6: VSQSX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

10	Financial Statements

13	Financial Highlights

14	Notes to Financial Statements

21	Fund Expenses

22	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.07%
Class C Shares	15.63
Class R Shares	15.99
Class Y Shares	16.22
Class R5 Shares	16.22
Class R6 Shares	16.22
MSCI World SRI Index▼ (Broad Market*/Style-Specific Index)	16.73
Custom Invesco MSCI World SRI Index∎ (Style-Specific Index)	16.73
MSCI World Index▼ (Broad Market Index)*	20.29
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

*Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World SRI Index to the MSCI World Index to reflect that the MSCI World Index can be considered more broadly representative of the overall applicable securities market.

The MSCI World SRI Index is an unmanaged index comprised of developed countries’ large- and mid-cap stocks with high ESG rating as determined by MSCI ESG Research. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Custom Invesco MSCI World SRI Index is composed of the MSCI World Index through June 30, 2020, and the MSCI World SRI Index thereafter. Both indexes are computed using the net return, which withholds applicable taxes for non-resident investors.

 The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco MSCI World SRI Index Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (7/1/16)	7.50%
5 Years	6.94
1 Year	8.53

Class C Shares
Inception (7/1/16)	7.46%
5 Years	7.37
1 Year	13.02

Class R Shares
Inception (7/1/16)	8.00%
5 Years	7.91
1 Year	14.63

Class Y Shares
Inception (7/1/16)	8.54%
5 Years	8.45
1 Year	15.19

Class R5 Shares
Inception (7/1/16)	8.54%
5 Years	8.45
1 Year	15.19

Class R6 Shares
Inception (7/1/16)	8.54%
5 Years	8.45
1 Year	15.19

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco MSCI World SRI Index Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco MSCI World SRI Index Fund

Schedule of Investments

April 30, 2024

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–93.88%
Australia–1.12%
Ampol Ltd.	249	$5,880
APA Group	849	4,531
ASX Ltd.	141	5,760
Brambles Ltd.	1,106	10,405
Cochlear Ltd.	46	9,596
Coles Group Ltd.	954	9,949
Computershare Ltd.	448	7,871
Dexus	1,583	7,190
GPT Group (The)	2,682	7,213
James Hardie Industries PLC, CDI(a)	312	10,726
Mineral Resources Ltd.	120	5,443
Mirvac Group	5,327	6,980
Northern Star Resources Ltd.	832	7,886
Pilbara Minerals Ltd.	1,913	4,870
QBE Insurance Group Ltd.	1,022	11,691
Scentre Group	3,464	7,015
Sonic Healthcare Ltd.	284	4,881
Stockland	1,744	4,941
Suncorp Group Ltd.	627	6,697
Transurban Group	2,053	16,482
		156,007

Austria–0.07%
Mondi PLC	279	5,288
Verbund AG	64	4,889
		10,177

Belgium–0.18%
KBC Group N.V.	189	14,040
Liberty Global Ltd., Class C(a)	296	4,845
Umicore S.A.	250	5,538
		24,423

Canada–3.38%
Agnico Eagle Mines Ltd.	324	20,518
Bank of Nova Scotia (The)	1,140	52,303
Canadian National Railway Co.	498	60,444
Canadian Tire Corp. Ltd., Class A	47	4,540
Dollarama, Inc.	185	15,433
Fortis, Inc.	321	12,605
Gildan Activewear, Inc.	175	6,066
Intact Financial Corp.	119	19,559
Metro, Inc.	148	7,571
National Bank of Canada	259	20,797
Nutrien Ltd.	385	20,301
Open Text Corp.	177	6,250
Parkland Corp.	170	5,237
Pembina Pipeline Corp.	377	13,266
RB Global, Inc.	103	7,370
Saputo, Inc.	375	7,210
Shopify, Inc., Class A(a)	1,057	74,208
Sun Life Financial, Inc.	398	20,321
TELUS Corp.	276	4,433

	Shares	Value
Canada–(continued)
Toronto-Dominion Bank (The)	1,561	$92,607
		471,039

China–0.82%
BOC Hong Kong (Holdings) Ltd.	2,500	7,663
NXP Semiconductors N.V.	238	60,973
Prosus N.V.(a)	1,349	45,137
		113,773

Denmark–3.13%
Coloplast A/S, Class B	85	10,248
DSV A/S	133	18,895
Genmab A/S(a)	50	13,882
Novo Nordisk A/S, Class B	2,745	352,025
Orsted A/S(a)(b)	141	7,749
Pandora A/S	85	12,937
Vestas Wind Systems A/S(a)	725	19,429
		435,165

Finland–0.48%
Elisa OYJ	152	6,854
Kesko OYJ, Class B	349	5,958
Metso OYJ	479	5,430
Neste OYJ	307	6,959
Nokia OYJ	3,868	14,062
Stora Enso OYJ, Class R	489	6,514
UPM-Kymmene OYJ	347	12,161
Wartsila OYJ Abp	507	9,353
		67,291

France–3.00%
AXA S.A.	1,691	58,427
Cie Generale des Etablissements Michelin S.C.A.	496	19,056
Credit Agricole S.A.	762	11,790
Danone S.A.	618	38,679
Dassault Systemes SE	485	19,037
Hermes International S.C.A.	27	64,638
L’Oreal S.A.	211	98,928
Schneider Electric SE	472	107,622
		418,177

Germany–1.50%
adidas AG	121	29,159
Deutsche Boerse AG	156	30,076
Deutsche Post AG	944	39,525
GEA Group AG	124	5,005
Henkel AG & Co. KGaA, Preference Shares	171	13,585
LEG Immobilien SE(a)	80	6,791
Merck KGaA	87	13,824
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	127	55,856
Vonovia SE	515	14,881
		208,702

Hong Kong–0.63%
AIA Group Ltd.	10,000	73,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco MSCI World SRI Index Fund

	Shares	Value
Hong Kong–(continued)
Hang Seng Bank Ltd.	600	$7,912
MTR Corp. Ltd.	2,000	6,573
		87,728

Ireland–0.07%
Kerry Group PLC, Class A	110	9,466

Italy–0.38%
Amplifon S.p.A.	221	7,378
Assicurazioni Generali S.p.A.	682	16,629
FinecoBank Banca Fineco S.p.A.	393	6,021
Mediobanca Banca di Credito Finanziario S.p.A.	460	6,536
Moncler S.p.A.	141	9,599
Terna S.p.A.	929	7,443
		53,606

Japan–5.74%
Advantest Corp.	600	18,780
AEON Co. Ltd.	500	10,454
Ajinomoto Co., Inc.	400	14,873
Asahi Kasei Corp.	900	6,275
Astellas Pharma, Inc.	1,400	13,437
Bridgestone Corp.	300	13,238
Daikin Industries Ltd.	221	30,165
Daiwa Securities Group, Inc.	1,100	8,084
FANUC Corp.	900	26,657
Fujitsu Ltd.	1,000	15,448
Hitachi Ltd.	800	73,809
Hoya Corp.	200	23,188
IBIDEN Co. Ltd.	200	7,603
JFE Holdings, Inc.	400	5,970
KDDI Corp.	1,400	38,848
Kubota Corp.	600	9,624
LY Corp.	1,900	4,565
MatsukiyoCocokara & Co.	600	8,508
Mitsubishi Chemical Group Corp.	800	4,667
NEC Corp.	200	14,480
Nitto Denko Corp.	100	8,269
Nomura Research Institute Ltd.	300	7,259
Omron Corp.	200	6,864
Ono Pharmaceutical Co. Ltd.	300	4,321
Oriental Land Co. Ltd.	1,000	27,592
ORIX Corp.	900	18,419
Rakuten Group, Inc.(a)	1,700	8,176
Renesas Electronics Corp.	900	14,612
SECOM Co. Ltd.	100	6,946
Seiko Epson Corp.	500	8,225
SG Holdings Co. Ltd.	400	4,682
SoftBank Corp.	2,300	27,742
Sompo Holdings, Inc.	600	11,874
Sony Group Corp.	1,100	90,917
Sumitomo Metal Mining Co. Ltd.	300	10,023
Sumitomo Mitsui Financial Group, Inc.	1,100	62,484
T&D Holdings, Inc.	400	6,527
TDK Corp.	300	13,383
TIS, Inc.	200	4,271
Tobu Railway Co. Ltd.	300	5,952
Tokio Marine Holdings, Inc.	1,700	53,731
Toray Industries, Inc.	1,700	7,770
Unicharm Corp.	300	8,914

	Shares	Value
Japan–(continued)
Yamaha Corp.	300	$6,322
Yamaha Motor Co. Ltd.	900	8,395
Yamato Holdings Co. Ltd.	600	7,924
Yaskawa Electric Corp.	200	8,241
		798,508

Netherlands–2.57%
Akzo Nobel N.V.	144	9,501
ASML Holding N.V.	339	295,273
Universal Music Group N.V.	581	17,090
Wolters Kluwer N.V.	237	35,481
		357,345

New Zealand–0.03%
Meridian Energy Ltd.	1,313	4,631

Norway–0.16%
DNB Bank ASA	692	12,061
Orkla ASA	740	5,034
Telenor ASA	492	5,656
		22,751

Singapore–0.24%
CapitaLand Integrated Commercial Trust	4,600	6,557
CapitaLand Investment Ltd.	3,800	7,349
STMicroelectronics N.V.	500	19,792
		33,698

Spain–0.23%
ACS Actividades de Construccion y Servicios S.A.	155	6,208
Amadeus IT Group S.A.	325	20,629
Redeia Corp. S.A.	322	5,375
		32,212

Sweden–0.34%
Beijer Ref AB	361	5,088
Boliden AB	242	7,953
Essity AB, Class B	400	9,980
Svenska Cellulosa AB S.C.A., Class B	423	6,199
Svenska Handelsbanken AB, Class A	968	8,301
Tele2 AB, Class B	579	5,400
Telia Co. AB	1,832	4,191
		47,112

Switzerland–1.50%
DSM-Firmenich AG	116	13,010
Givaudan S.A.	9	38,491
Julius Baer Group Ltd.	139	7,459
Kuehne + Nagel International AG, Class R	37	9,779
Logitech International S.A., Class R	121	9,421
Lonza Group AG	59	32,568
SGS S.A.	100	8,806
SIG Group AG(a)	210	4,196
Sonova Holding AG, Class A	38	10,504
Temenos AG	62	3,857
VAT Group AG(b)	18	8,961
Zurich Insurance Group AG	129	62,442
		209,494

United Kingdom–2.82%
3i Group PLC	663	23,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco MSCI World SRI Index Fund

	Shares	Value
United Kingdom–(continued)
abrdn PLC	2,846	$5,190
Admiral Group PLC	182	6,195
Auto Trader Group PLC(b)	690	5,982
Barratt Developments PLC	695	3,927
Berkeley Group Holdings PLC (The)	72	4,228
BT Group PLC	5,446	6,964
Burberry Group PLC	280	4,006
Croda International PLC	84	4,811
DCC PLC	66	4,507
Informa PLC	982	9,722
InterContinental Hotels Group PLC	122	11,899
Intertek Group PLC	89	5,478
J Sainsbury PLC	1,618	5,307
Kingfisher PLC	1,562	4,812
Legal & General Group PLC	4,006	11,760
National Grid PLC	3,145	41,253
Pearson PLC	540	6,552
RELX PLC	1,675	68,821
Sage Group PLC (The)	718	10,412
Schroders PLC	1,137	4,985
Segro PLC	825	8,677
SSE PLC	794	16,504
St. James’s Place PLC	702	3,799
Unilever PLC	2,177	112,618
		392,096

United States–65.49%
Adobe, Inc.(a)	384	177,727
AECOM	68	6,281
Agilent Technologies, Inc.	253	34,671
Allegion PLC	65	7,901
Ally Financial, Inc.	283	10,853
American Express Co.	511	119,589
American Water Works Co., Inc.	133	16,269
Ameriprise Financial, Inc.	102	42,003
Amgen, Inc.	459	125,738
Annaly Capital Management, Inc.	329	6,165
Aptiv PLC(a)	201	14,271
Atmos Energy Corp.	97	11,436
Autodesk, Inc.(a)	200	42,570
Automatic Data Processing, Inc.	366	88,532
Avantor, Inc.(a)	445	10,782
Avery Dennison Corp.	50	10,864
Axon Enterprise, Inc.(a)	47	14,742
Baker Hughes Co., Class A	833	27,172
Ball Corp.	187	13,010
Bank of New York Mellon Corp. (The)	741	41,859
Becton, Dickinson and Co.	267	62,638
Best Buy Co., Inc.	174	12,813
Biogen, Inc.(a)	111	23,845
BlackRock, Inc.	130	98,103
Booking Holdings, Inc.	30	103,561
Broadridge Financial Solutions, Inc.	79	15,279
Builders FirstSource, Inc.(a)	97	17,734
Bunge Global S.A.	100	10,176
C.H. Robinson Worldwide, Inc.	102	7,242
Carrier Global Corp.	712	43,781
CBRE Group, Inc., Class A(a)	246	21,375
Centene Corp.(a)	527	38,503

	Shares	Value
United States–(continued)
Cheniere Energy, Inc.	165	$26,040
Church & Dwight Co., Inc.	164	17,694
Cigna Group (The)	257	91,759
Clorox Co. (The)	90	13,308
CME Group, Inc., Class A	327	68,552
CMS Energy Corp.	190	11,516
Coca-Cola Co. (The)	3,500	216,195
Conagra Brands, Inc.	300	9,234
Consolidated Edison, Inc.	250	23,600
Cooper Cos., Inc. (The)	132	11,756
CRH PLC	653	50,569
Crown Castle, Inc.	383	35,918
Cummins, Inc.	120	33,899
Danaher Corp.	605	149,205
Darling Ingredients, Inc.(a)	105	4,449
DaVita, Inc.(a)	71	9,870
Dayforce, Inc.(a)	96	5,892
Deckers Outdoor Corp.(a)	17	13,914
Dover Corp.	68	12,192
Ecolab, Inc.	241	54,502
Edwards Lifesciences Corp.(a)	575	48,685
Electronic Arts, Inc.	249	31,578
Elevance Health, Inc.	204	107,830
Essential Utilities, Inc.	215	7,865
Eversource Energy	245	14,852
Exelon Corp.	707	26,569
Expeditors International of Washington, Inc.	125	13,914
FactSet Research Systems, Inc.	28	11,673
Fastenal Co.	466	31,660
Ferguson PLC	158	33,164
Fidelity National Information Services, Inc.	462	31,379
Fiserv, Inc.(a)	535	81,678
Fortive Corp.	220	16,559
Fortune Brands Innovations, Inc.	97	7,091
Fox Corp., Class A	278	8,621
Franklin Resources, Inc.	216	4,933
General Mills, Inc.	552	38,894
Gilead Sciences, Inc.	1,089	71,003
Graco, Inc.	86	6,897
Halliburton Co.	659	24,693
Hartford Financial Services Group, Inc. (The)	183	17,731
Hasbro, Inc.	95	5,824
HCA Healthcare, Inc.	183	56,697
Henry Schein, Inc.(a)	98	6,789
Hilton Worldwide Holdings, Inc.	239	47,150
Hologic, Inc.(a)	185	14,017
Home Depot, Inc. (The)	839	280,411
Huntington Bancshares, Inc.	789	10,628
IDEX Corp.	55	12,125
IDEXX Laboratories, Inc.(a)	77	37,943
Illinois Tool Works, Inc.	264	64,445
Illumina, Inc.(a)	114	14,028
Ingersoll Rand, Inc.	264	24,637
Insulet Corp.(a)	51	8,769
International Flavors & Fragrances, Inc.	191	16,168
International Paper Co.	195	6,813
Interpublic Group of Cos., Inc. (The)	296	9,010
Intuit, Inc.	239	149,523
Iron Mountain, Inc.	196	15,194

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco MSCI World SRI Index Fund

	Shares	Value
United States–(continued)
J.B. Hunt Transport Services, Inc.	39	$6,340
J.M. Smucker Co. (The)	65	7,465
Johnson Controls International PLC	653	42,491
Kellanova	184	10,646
Knight-Swift Transportation Holdings, Inc.	96	4,438
Laboratory Corp. of America Holdings	48	9,666
Lam Research Corp.	114	101,963
Lamb Weston Holdings, Inc.	96	8,001
Lear Corp.	42	5,287
Lennox International, Inc.	20	9,268
Linde PLC	414	182,557
LKQ Corp.	217	9,359
Lowe’s Cos., Inc.	502	114,451
MarketAxess Holdings, Inc.	35	7,003
Marsh & McLennan Cos., Inc.	438	87,350
Mettler-Toledo International, Inc.(a)	18	22,135
Microsoft Corp.	5,838	2,272,909
Molina Healthcare, Inc.(a)	39	13,342
Moody’s Corp.	153	56,661
Nasdaq, Inc.	200	11,970
Newmont Corp.	954	38,771
Northern Trust Corp.	147	12,111
Old Dominion Freight Line, Inc.	154	27,983
ONEOK, Inc.	441	34,892
Owens Corning	83	13,961
Paylocity Holding Corp.(a)	31	4,810
Pentair PLC	122	9,649
PepsiCo, Inc.	1,174	206,518
Phillips 66	409	58,573
PNC Financial Services Group, Inc. (The)	374	57,319
Pool Corp.	31	11,238
PPG Industries, Inc.	183	23,607
Progressive Corp. (The)	509	105,999
Prologis, Inc.	804	82,048
Prudential Financial, Inc.	360	39,773
Quanta Services, Inc.	100	25,856
Quest Diagnostics, Inc.	94	12,989
Regions Financial Corp.	721	13,894
Repligen Corp.(a)	36	5,911
Rivian Automotive, Inc., Class A(a)	496	4,414
Robert Half, Inc.	82	5,669
Rockwell Automation, Inc.	85	23,032
S&P Global, Inc.	278	115,601
Sempra	585	41,904

Investment Abbreviations:

CDI – CREST Depository Interest

	Shares	Value
United States–(continued)
State Street Corp.	266	$19,282
STERIS PLC	59	12,069
Swiss Re AG	240	26,089
Synchrony Financial	269	11,831
T. Rowe Price Group, Inc.	177	19,394
Take-Two Interactive Software, Inc.(a)	106	15,138
Targa Resources Corp.	98	11,178
Tesla, Inc.(a)	2,392	438,406
Texas Instruments, Inc.	778	137,255
Toro Co. (The)	54	4,730
Tractor Supply Co.	83	22,666
Trane Technologies PLC	211	66,959
Travelers Cos., Inc. (The)	219	46,463
Truist Financial Corp.	1,221	45,849
U.S. Bancorp	1,416	57,532
United Rentals, Inc.	53	35,403
Vail Resorts, Inc.	30	5,681
Valero Energy Corp.	323	51,638
Verizon Communications, Inc.	3,635	143,546
W.W. Grainger, Inc.	36	33,169
Walt Disney Co. (The)	1,572	174,649
Waters Corp.(a)	45	13,907
Welltower, Inc.	436	41,542
West Pharmaceutical Services, Inc.	51	18,232
Workday, Inc., Class A(a)	191	46,743
Xylem, Inc.	163	21,304
Zimmer Biomet Holdings, Inc.	142	17,080
Zoetis, Inc.	402	64,015
		9,116,563
Total Common Stocks & Other Equity Interests (Cost $10,107,078)		13,069,964

Money Market Funds–5.84%

Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d)	284,610	284,610

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(c)(d)	202,976	203,037

Invesco Treasury Portfolio, Institutional Class, 5.22%(c)(d)	325,268	325,268
Total Money Market Funds (Cost $812,912)		812,915
TOTAL INVESTMENTS IN SECURITIES–99.72% (Cost $10,919,990)		13,882,879
OTHER ASSETS LESS LIABILITIES–0.28%		38,342
NET ASSETS–100.00%		$13,921,221

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco MSCI World SRI Index Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $22,692, which represented less than 1% of the Fund’s Net Assets.

(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$101,258	$1,121,212	$(937,860)	$-	$-	$284,610	$4,159
Invesco Liquid Assets Portfolio, Institutional Class	72,065	800,866	(669,900)	(12)	18	203,037	3,034
Invesco Treasury Portfolio, Institutional Class	115,723	1,281,386	(1,071,841)	-	-	325,268	4,711
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	118,188	50,250	(168,438)	-	-	-	125	*
Invesco Private Prime Fund	303,993	130,432	(434,444)	(26)	45	-	300	*
Total	$711,227	$3,384,146	$(3,282,483)	$(38)	$63	$812,915	$12,329

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI World Index	7	June-2024	$735,770	$(2,548)	$(2,548)

(a)	Futures contracts collateralized by $50,806 cash held with Merrill Lynch International, the futures commission merchant.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Information Technology	25.52%

Financials	15.11

Health Care	11.56

Consumer Discretionary	10.82

Industrials	10.35

Consumer Staples	6.53

Materials	4.48

Communication Services	3.77

Other Sectors, Each Less than 2% of Net Assets	5.74

Money Market Funds Plus Other Assets Less Liabilities	6.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco MSCI World SRI Index Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $10,107,078)	$13,069,964

Investments in affiliated money market funds, at value (Cost $812,912)	812,915

Deposits with brokers:
Cash collateral - exchange-traded futures contracts	50,806

Foreign currencies, at value (Cost $6,252)	6,222

Receivable for:
Fund shares sold	5,786

Dividends	29,835

Investment for trustee deferred compensation and retirement plans	20,050

Other assets	35,841

Total assets	14,031,419

Liabilities:
Other investments:
Variation margin payable - futures contracts	16,949

Payable for:
Fund shares reacquired	16,629

Amount due custodian	1,950

Accrued fees to affiliates	23,765

Accrued trustees’ and officers’ fees and benefits	1,428

Accrued other operating expenses	29,427

Trustee deferred compensation and retirement plans	20,050

Total liabilities	110,198

Net assets applicable to shares outstanding	$13,921,221

Net assets consist of:
Shares of beneficial interest	$10,886,546

Distributable earnings	3,034,675

$13,921,221

Net Assets:

Class A	$1,394,280

Class C	$211,907

Class R	$954,490

Class Y	$549,271

Class R5	$16,354

Class R6	$10,794,919

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	86,015

Class C	13,333

Class R	59,304

Class Y	33,618

Class R5	1,001

Class R6	660,703

Class A:
Net asset value per share	$16.21

Maximum offering price per share (Net asset value of $16.21 ÷ 94.50%)	$17.15

Class C:
Net asset value and offering price per share	$15.89

Class R:
Net asset value and offering price per share	$16.09

Class Y:
Net asset value and offering price per share	$16.34

Class R5:
Net asset value and offering price per share	$16.34

Class R6:
Net asset value and offering price per share	$16.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco MSCI World SRI Index Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:

Interest	$411

Dividends (net of foreign withholding taxes of $10,376)	108,625

Dividends from affiliated money market funds (includes net securities lending income of $17)	11,921

Total investment income	120,957

Expenses:

Advisory fees	9,078

Administrative services fees	849

Custodian fees	4,514

Distribution fees:
Class A	1,656

Class C	957

Class R	1,718

Transfer agent fees – A, C, R and Y	2,231

Transfer agent fees – R5	2

Transfer agent fees – R6	1,472

Trustees’ and officers’ fees and benefits	12,338

Registration and filing fees	36,841

Licensing fees	2,594

Reports to shareholders	4,440

Professional services fees	36,739

Other	8,248

Total expenses	123,677

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(107,253)

Net expenses	16,424

Net investment income	104,533

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	(43,277)

Affiliated investment securities	63

Foreign currencies	(1,407)

Futures contracts	43,558

(1,063)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,629,123

Affiliated investment securities	(38)

Foreign currencies	(40)

Futures contracts	15,665

1,644,710

Net realized and unrealized gain	1,643,647

Net increase in net assets resulting from operations	$1,748,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco MSCI World SRI Index Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:
Net investment income	$104,533	$180,351

Net realized gain (loss)	(1,063)	576,459

Change in net unrealized appreciation	1,644,710	518,104

Net increase in net assets resulting from operations	1,748,180	1,274,914

Distributions to shareholders from distributable earnings:
Class A	(36,712)	(14,447)

Class C	(5,445)	(1,137)

Class R	(19,346)	(6,202)

Class Y	(26,685)	(17,893)

Class R5	(489)	(240)

Class R6	(292,951)	(122,100)

Total distributions from distributable earnings	(381,628)	(162,019)

Share transactions–net:
Class A	164,970	64,630

Class C	25,248	123

Class R	297,594	60,759

Class Y	(478,344)	1,100

Class R6	2,071,770	312,101

Net increase in net assets resulting from share transactions	2,081,238	438,713

Net increase in net assets	3,447,790	1,551,608

Net assets:
Beginning of period	10,473,431	8,921,823

End of period	$13,921,221	$10,473,431

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco MSCI World SRI Index Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/24	$14.39	$0.12	$ 2.19	$ 2.31	$(0.23)	$(0.26)	$(0.49)	$16.21	16.07%	$1,394	0.44	%(d)	2.18	%(d)	1.43	%(d)	2%
Year ended 10/31/23	12.82	0.23	1.54	1.77	(0.20)	–	(0.20)	14.39	13.99	1,088	0.44		2.45		1.57		23
Year ended 10/31/22	16.76	0.19	(3.93)	(3.74)	(0.20)	–	(0.20)	12.82	(22.58)	914	0.44		2.15		1.28		13
Year ended 10/31/21	11.78	0.19	4.98	5.17	(0.19)	–	(0.19)	16.76	44.35	1,337	0.44		3.31		1.28		19
Year ended 10/31/20	11.86	0.17	(0.06)	0.11	(0.19)	–	(0.19)	11.78	0.89	922	0.70		3.03		1.48		118
Year ended 10/31/19	11.76	0.17	0.21	0.38	(0.18)	(0.10)	(0.28)	11.86	3.48	1,483	0.85		3.58		1.51		116
Class C
Six months ended 04/30/24	14.15	0.05	2.16	2.21	(0.21)	(0.26)	(0.47)	15.89	15.63	212	1.19	(d)	2.93	(d)	0.68	(d)	2
Year ended 10/31/23	12.60	0.12	1.53	1.65	(0.10)	–	(0.10)	14.15	13.14	166	1.19		3.20		0.82		23
Year ended 10/31/22	16.49	0.08	(3.88)	(3.80)	(0.09)	–	(0.09)	12.60	(23.16)	148	1.19		2.90		0.53		13
Year ended 10/31/21	11.67	0.08	4.92	5.00	(0.18)	–	(0.18)	16.49	43.21	207	1.19		4.06		0.53		19
Year ended 10/31/20	11.75	0.08	(0.05)	0.03	(0.11)	–	(0.11)	11.67	0.21	158	1.45		3.78		0.73		118
Year ended 10/31/19	11.63	0.09	0.20	0.29	(0.07)	(0.10)	(0.17)	11.75	2.66	243	1.60		4.33		0.76		116
Class R
Six months ended 04/30/24	14.30	0.09	2.18	2.27	(0.22)	(0.26)	(0.48)	16.09	15.92	954	0.69	(d)	2.43	(d)	1.18	(d)	2
Year ended 10/31/23	12.74	0.19	1.54	1.73	(0.17)	–	(0.17)	14.30	13.69	583	0.69		2.70		1.32		23
Year ended 10/31/22	16.66	0.15	(3.90)	(3.75)	(0.17)	–	(0.17)	12.74	(22.76)	464	0.69		2.40		1.03		13
Year ended 10/31/21	11.74	0.15	4.96	5.11	(0.19)	–	(0.19)	16.66	43.93	571	0.69		3.56		1.03		19
Year ended 10/31/20	11.81	0.15	(0.06)	0.09	(0.16)	–	(0.16)	11.74	0.74	325	0.95		3.28		1.23		118
Year ended 10/31/19	11.71	0.15	0.20	0.35	(0.15)	(0.10)	(0.25)	11.81	3.17	35	1.10		3.83		1.26		116
Class Y
Six months ended 04/30/24	14.49	0.14	2.20	2.34	(0.23)	(0.26)	(0.49)	16.34	16.22	549	0.19	(d)	1.93	(d)	1.68	(d)	2
Year ended 10/31/23	12.91	0.26	1.56	1.82	(0.24)	–	(0.24)	14.49	14.28	902	0.19		2.20		1.82		23
Year ended 10/31/22	16.87	0.22	(3.94)	(3.72)	(0.24)	–	(0.24)	12.91	(22.37)	793	0.19		1.90		1.53		13
Year ended 10/31/21	11.83	0.23	5.01	5.24	(0.20)	–	(0.20)	16.87	44.73	793	0.19		3.06		1.53		19
Year ended 10/31/20	11.91	0.20	(0.06)	0.14	(0.22)	–	(0.22)	11.83	1.11	485	0.45		2.78		1.73		118
Year ended 10/31/19	11.80	0.20	0.22	0.42	(0.21)	(0.10)	(0.31)	11.91	3.80	522	0.60		3.33		1.76		116
Class R5
Six months ended 04/30/24	14.49	0.14	2.20	2.34	(0.23)	(0.26)	(0.49)	16.34	16.22	16	0.19	(d)	1.81	(d)	1.68	(d)	2
Year ended 10/31/23	12.91	0.26	1.56	1.82	(0.24)	–	(0.24)	14.49	14.28	15	0.19		2.08		1.82		23
Year ended 10/31/22	16.87	0.23	(3.95)	(3.72)	(0.24)	–	(0.24)	12.91	(22.37)	13	0.19		1.78		1.53		13
Year ended 10/31/21	11.83	0.22	5.02	5.24	(0.20)	–	(0.20)	16.87	44.73	17	0.19		2.86		1.53		19
Year ended 10/31/20	11.90	0.20	(0.05)	0.15	(0.22)	–	(0.22)	11.83	1.20	22	0.45		2.56		1.73		118
Year ended 10/31/19	11.80	0.20	0.21	0.41	(0.21)	(0.10)	(0.31)	11.90	3.71	21	0.60		2.95		1.76		116
Class R6
Six months ended 04/30/24	14.49	0.14	2.20	2.34	(0.23)	(0.26)	(0.49)	16.34	16.22	10,795	0.19	(d)	1.81	(d)	1.68	(d)	2
Year ended 10/31/23	12.91	0.26	1.56	1.82	(0.24)	–	(0.24)	14.49	14.28	7,719	0.19		2.08		1.82		23
Year ended 10/31/22	16.87	0.23	(3.95)	(3.72)	(0.24)	–	(0.24)	12.91	(22.37)	6,590	0.19		1.80		1.53		13
Year ended 10/31/21	11.83	0.22	5.02	5.24	(0.20)	–	(0.20)	16.87	44.73	9,884	0.19		2.79		1.53		19
Year ended 10/31/20	11.90	0.20	(0.05)	0.15	(0.22)	–	(0.22)	11.83	1.20	6,342	0.45		2.51		1.73		118
Year ended 10/31/19	11.80	0.20	0.21	0.41	(0.21)	(0.10)	(0.31)	11.90	3.71	6,379	0.60		2.91		1.76		116

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco MSCI World SRI Index Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco MSCI World SRI Index Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

14	Invesco MSCI World SRI Index Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

15	Invesco MSCI World SRI Index Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

N.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

The Fund intends to be diversified in approximately the same proportion as the MSCI World SRI Index (the “Underlying Index”) is diversified. The Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.

Because MSCI Inc. (“MSCI”), the index provider of the Underlying Index, uses Environmental, Social and Governance (“ESG”) factors to exclude, select and assign weights to certain stocks of companies included in the Underlying Index for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. Consequently, the Fund may underperform other funds that do not use ESG factors. Further, there is a risk that information used by MSCI to evaluate the ESG factors may not be readily available, complete or accurate, which could negatively impact MSCI’s ability to apply its ESG standards when compiling the Underlying Index, which may negatively impact the Fund’s performance. MSCI’s assessment of a company, based on the company’s level of involvement in a particular industry or other ESG factors, may differ from that of other funds, the Adviser or an investor. As a result, the companies deemed eligible by MSCI for inclusion in the Underlying Index may not reflect the beliefs and values of any particular investor and may not be deemed to exhibit

16	Invesco MSCI World SRI Index Fund

positive or favorable ESG characteristics if different metrics were used to evaluate them. Not every investment or issuer held by the Fund may be evaluated for ESG considerations.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.140%

Over $2 billion	0.120%

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.14%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2025, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.44%, 1.19%, 0.69%, 0.19%, 0.19%, and 0.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $9,078, reimbursed fund level expenses of $94,346 and reimbursed class level expenses of $969, $140, $503, $619, $2 and $1,472 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

17	Invesco MSCI World SRI Index Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$ 156,007	$–	$ 156,007

Austria	–	10,177	–	10,177

Belgium	4,845	19,578	–	24,423

Canada	471,039	–	–	471,039

China	60,973	52,800	–	113,773

Denmark	–	435,165	–	435,165

Finland	–	67,291	–	67,291

France	–	418,177	–	418,177

Germany	–	208,702	–	208,702

Hong Kong	–	87,728	–	87,728

Ireland	–	9,466	–	9,466

Italy	–	53,606	–	53,606

Japan	–	798,508	–	798,508

Netherlands	–	357,345	–	357,345

New Zealand	–	4,631	–	4,631

Norway	–	22,751	–	22,751

Singapore	–	33,698	–	33,698

Spain	–	32,212	–	32,212

Sweden	–	47,112	–	47,112

Switzerland	–	209,494	–	209,494

United Kingdom	–	392,096	–	392,096

United States	9,039,905	76,658	–	9,116,563

Money Market Funds	812,915	–	–	812,915

Total Investments in Securities	10,389,677	3,493,202	–	13,882,879

Other Investments - Liabilities*

Futures Contracts	(2,548)	–	–	(2,548)

Total Investments	$10,387,129	$3,493,202	$–	$13,880,331

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2024:

Value
Derivative Liabilities	Equity Risk

Unrealized depreciation on futures contracts –Exchange-Traded(a)	$(2,548)

Derivatives not subject to master netting agreements	2,548

Total Derivative Liabilities subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$43,558

Change in Net Unrealized Appreciation:
Futures contracts	15,665

Total	$59,223

18	Invesco MSCI World SRI Index Fund

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$412,235

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $124.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2023.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $1,569,481 and $251,182, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,510,867

Aggregate unrealized (depreciation) of investments	(533,428)

Net unrealized appreciation of investments	$2,977,439

Cost of investments for tax purposes is $10,902,892.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	10,769	$171,535	10,979	$159,700

Class C	1,281	20,600	109	1,547

Class R	18,581	299,467	4,216	59,393

Class Y	36,067	604,516	13,799	187,795

Class R6	138,973	2,257,638	67,712	1,001,420

Issued as reinvestment of dividends:
Class A	2,170	34,374	1,076	14,124

Class C	320	4,982	80	1,040

Class R	1,199	18,870	462	6,034

Class Y	1,447	23,082	1,170	15,434

Class R6	18,345	292,601	9,244	121,929

19	Invesco MSCI World SRI Index Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(2,553)	$(40,939)	(7,732)	$(109,194)

Class C	(20)	(334)	(179)	(2,464)

Class R	(1,267)	(20,743)	(319)	(4,668)

Class Y	(66,145)	(1,105,942)	(14,196)	(202,129)

Class R6	(29,336)	(478,469)	(54,781)	(811,248)

Net increase in share activity	129,831	$2,081,238	31,640	$438,713

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

20	Invesco MSCI World SRI Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,160.70	$2.36	$1,022.68	$2.21	0.44%
Class C	1,000.00	1,156.30	6.38	1,018.95	5.97	1.19
Class R	1,000.00	1,159.90	3.71	1,021.43	3.47	0.69
Class Y	1,000.00	1,162.20	1.02	1,023.92	0.96	0.19
Class R5	1,000.00	1,162.20	1.02	1,023.92	0.96	0.19
Class R6	1,000.00	1,162.20	1.02	1,023.92	0.96	0.19

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

21	Invesco MSCI World SRI Index Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	418,524,361.66	6,547,075.67
	Carol Deckbar	418,434,561.61	6,636,875.73
	Cynthia Hostetler	418,206,937.03	6,864,500.31
	Dr. Eli Jones	417,798,112.17	7,273,325.17
	Elizabeth Krentzman	418,433,936.89	6,637,500.44
	Jeffrey H. Kupor	417,798,893.62	7,272,543.72
	Anthony J. LaCava, Jr.	417,678,354.58	7,393,082.75
	James Liddy	417,757,935.26	7,313,502.08
	Dr. Prema Mathai-Davis	411,009,973.62	14,061,463.72
	Joel W. Motley	417,452,943.65	7,618,493.69
	Teresa M. Ressel	418,422,438.02	6,648,999.32
	Douglas Sharp	417,790,161.67	7,281,275.67
	Robert C. Troccoli	417,448,995.31	7,622,442.02
	Daniel S. Vandivort	417,635,361.82	7,436,075.52

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

22	Invesco MSCI World SRI Index Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	GLRE-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Oppenheimer International Growth Fund

Nasdaq:

A: OIGAX ∎ C: OIGCX ∎ R: OIGNX ∎ Y: OIGYX ∎ R5: INGFX ∎ R6: OIGIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

18	Fund Expenses

19	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	19.80%
Class C Shares	19.33
Class R Shares	19.65
Class Y Shares	19.97
Class R5 Shares	19.97
Class R6 Shares	20.01
MSCI All Country World ex USA Index▼	17.69

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Oppenheimer International Growth Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (3/25/96)	6.98%
10 Years	3.00
5 Years	4.12
1 Year	-0.09

Class C Shares
Inception (3/25/96)	6.96%
10 Years	2.97
5 Years	4.51
1 Year	3.99

Class R Shares
Inception (3/1/01)	4.99%
10 Years	3.33
5 Years	5.05
1 Year	5.49

Class Y Shares
Inception (9/7/05)	6.20%
10 Years	3.85
5 Years	5.57
1 Year	6.01

Class R5 Shares
10 Years	3.78%
5 Years	5.70
1 Year	6.18

Class R6 Shares
Inception (3/29/12)	6.17%
10 Years	4.02
5 Years	5.73
1 Year	6.15

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Growth Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Growth Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Oppenheimer International Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Oppenheimer International Growth Fund

Schedule of Investments

April 30, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.33%
Australia–3.14%
CSL Ltd.	549,297	$97,596,938

James Hardie Industries PLC, CDI(a)	3,406,816	117,119,374

		214,716,312

Canada–5.46%
Alimentation Couche-Tard, Inc.	2,836,823	157,229,212

Dollarama, Inc.	2,590,907	216,133,193

		373,362,405

Denmark–5.81%
Novo Nordisk A/S, Class B	3,098,824	397,399,989

France–15.80%
Airbus SE	599,185	98,600,525

Capgemini SE	359,767	75,616,191

Dassault Systemes SE	1,282,617	50,345,184

Edenred SE	1,806,474	85,720,559

EssilorLuxottica S.A.	393,305	83,865,061

Hermes International S.C.A.	78,129	187,040,062

L’Oreal S.A.	256,082	120,064,852

LVMH Moet Hennessy Louis Vuitton SE	284,725	233,883,369

Sartorius Stedim Biotech	322,496	69,454,993

Schneider Electric SE	335,984	76,608,847

		1,081,199,643

Germany–5.44%
AIXTRON SE	2,795,944	64,966,333

CTS Eventim AG & Co. KGaA	1,148,391	101,550,756

HelloFresh SE(a)	1,484,313	9,952,263

SAP SE	281,224	50,779,814

Siemens AG	774,817	145,149,178

		372,398,344

India–6.19%
Dr Lal PathLabs Ltd.(b)	3,138,684	89,103,883

ICICI Bank Ltd.	6,240,050	85,981,324

Reliance Industries Ltd.	7,080,758	248,564,802

		423,650,009

Ireland–2.38%
Flutter Entertainment PLC(a)	880,682	163,154,176

Japan–7.14%
Daikin Industries Ltd.	718,200	98,028,044

Hitachi Ltd.	1,207,800	111,432,435

Hoya Corp.	632,710	73,356,280

Keyence Corp.	283,084	124,491,735

Kobe Bussan Co. Ltd.(c)	2,568,200	55,466,116

MonotaRO Co. Ltd.	2,165,300	25,950,855

		488,725,465

Netherlands–7.31%
Aalberts N.V.	1,332,825	63,370,219

ASM International N.V.	157,892	99,320,208

ASML Holding N.V.	275,948	240,354,215

	Shares	Value

Netherlands–(continued)
Universal Music Group N.V.	3,303,459	$97,171,857

		500,216,499

New Zealand–0.68%
Xero Ltd.(a)	599,666	46,556,983

Spain–2.04%
Amadeus IT Group S.A.	2,198,122	139,523,432

Sweden–5.97%
Atlas Copco AB, Class A	9,790,290	171,487,529

Beijer Ref AB	3,783,331	53,319,835

Epiroc AB, Class A	9,941,496	183,792,031

		408,599,395

Switzerland–3.13%
Barry Callebaut AG	17,526	28,321,530

Lonza Group AG	73,317	40,470,487

Sika AG	207,176	58,933,572

VAT Group AG(b)	174,321	86,787,570

		214,513,159

Taiwan–1.42%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,052,000	97,020,093

United Kingdom–19.90%
Ashtead Group PLC	1,695,559	123,117,760

AstraZeneca PLC	45,970	6,952,910

Auto Trader Group PLC(b)	11,140,237	96,580,051

Compass Group PLC	6,913,251	192,283,147

ConvaTec Group PLC(b)	19,500,397	60,671,803

JD Sports Fashion PLC	82,024,600	117,432,536

Legal & General Group PLC	20,315,543	59,636,266

London Stock Exchange Group PLC	1,778,687	196,082,592

Next PLC	1,642,360	184,203,777

Rentokil Initial PLC	20,167,539	101,805,187

Rightmove PLC	11,666,018	74,730,180

RS Group PLC	7,018,975	64,299,485

Trainline PLC(a)(b)	22,600,546	84,035,840

		1,361,831,534

United States–7.52%
EPAM Systems, Inc.(a)	461,576	108,590,370

Experian PLC	1,533,249	61,841,983

Ferguson PLC	840,619	177,249,411

ResMed, Inc.(c)	779,265	166,754,917

		514,436,681

Total Common Stocks & Other Equity Interests (Cost $3,543,094,144)		6,797,304,119

Money Market Funds–0.44%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	10,536,969	10,536,969

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(d)(e)	7,523,167	7,525,424

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Oppenheimer International Growth Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	12,042,251	$12,042,251

Total Money Market Funds (Cost $30,105,159)		30,104,644

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)–99.77% (Cost $3,573,199,303)		6,827,408,763

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.56%
Invesco Private Government Fund, 5.29%(d)(e)(f)	29,757,253	29,757,253

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 5.46%(d)(e)(f)	76,524,098	$76,547,055

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $106,312,659)		106,304,308

TOTAL INVESTMENTS IN SECURITIES–101.33% (Cost $3,679,511,962)		6,933,713,071

OTHER ASSETS LESS LIABILITIES–(1.33)%		(90,722,605)

NET ASSETS–100.00%		$6,842,990,466

Investment Abbreviations:

CDI – CREST Depository Interest

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $417,179,147, which represented 6.10% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$44,666,205	$126,024,832	$(160,154,068)	$-	$-	$10,536,969	$232,586
Invesco Liquid Assets Portfolio, Institutional Class	31,945,470	90,017,737	(114,442,395)	(2,625)	7,237	7,525,424	169,125
Invesco Treasury Portfolio, Institutional Class	51,047,092	144,028,379	(183,033,220)	-	-	12,042,251	262,561
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,986,941	180,961,532	(188,191,220)	-	-	29,757,253	672,338*
Invesco Private Prime Fund	95,136,118	335,275,196	(353,864,988)	(8,351)	9,080	76,547,055	1,826,055*
Investments in Other Affiliates:
Trainline PLC**	114,276,680	-	(62,160,340)	46,764,368	(14,844,868)	84,035,840	-
Total	$374,058,506	$876,307,676	$(1,061,846,231)	$46,753,392	$(14,828,551)	$220,444,792	$3,162,665

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	At April 30, 2024, this security was no longer an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Oppenheimer International Growth Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Industrials	24.01%

Consumer Discretionary	22.18

Health Care	15.87

Information Technology	14.00

Financials	6.25

Consumer Staples	5.42

Communication Services	5.41

Energy	3.63

Materials	2.57

Unknown G1	(0.00)

Money Market Funds Plus Other Assets Less Liabilities	0.66

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Oppenheimer International Growth Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,543,094,144)*	$6,797,304,119

Investments in affiliated money market funds, at value (Cost $136,417,818)	136,408,952

Cash	20,000,000

Foreign currencies, at value (Cost $3,771,195)	3,760,635

Receivable for:
Fund shares sold	3,561,068

Dividends	25,375,993

Investment for trustee deferred compensation and retirement plans	578,154

Other assets	73,226

Total assets	6,987,062,147

Liabilities:
Payable for:
Investments purchased	4,822,981

Fund shares reacquired	7,196,389

Accrued foreign taxes	10,050,971

Collateral upon return of securities loaned	106,312,659

Accrued fees to affiliates	2,153,726

Accrued trustees’ and officers’ fees and benefits	55,057

Accrued other operating expenses	441,744

IRS closing agreement fees for foreign withholding tax claims	12,460,000

Trustee deferred compensation and retirement plans	578,154

Total liabilities	144,071,681

Net assets applicable to shares outstanding	$6,842,990,466

Net assets consist of:
Shares of beneficial interest	$3,432,608,553

Distributable earnings	3,410,381,913

$6,842,990,466

Net Assets:

Class A	$1,020,798,530

Class C	$44,154,791

Class R	$216,419,636

Class Y	$2,481,915,554

Class R5	$2,584,792

Class R6	$3,077,117,163

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	28,511,663

Class C	1,373,182

Class R	6,275,191

Class Y	69,724,075

Class R5	71,935

Class R6	86,525,679

Class A:
Net asset value per share	$35.80

Maximum offering price per share (Net asset value of $35.80 ÷ 94.50%)	$37.88

Class C:
Net asset value and offering price per share	$32.16

Class R:
Net asset value and offering price per share	$34.49

Class Y:
Net asset value and offering price per share	$35.60

Class R5:
Net asset value and offering price per share	$35.93

Class R6:
Net asset value and offering price per share	$35.56

*	At April 30, 2024, securities with an aggregate value of $102,605,244 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Oppenheimer International Growth Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $2,710,092)	$40,966,008

Dividends from affiliates (includes net securities lending income of $427,819)	1,092,091

Total investment income	42,058,099

Expenses:

Advisory fees	23,712,229

Administrative services fees	516,148

Custodian fees	357,848

Distribution fees:
Class A	1,282,612

Class C	247,131

Class R	551,601

Transfer agent fees – A, C, R and Y	3,357,995

Transfer agent fees – R5	1,302

Transfer agent fees – R6	492,229

Trustees’ and officers’ fees and benefits	45,841

Registration and filing fees	78,106

Reports to shareholders	860,196

Professional services fees	77,843

Other	47,795

Total expenses	31,628,876

Less: Fees waived and/or expense offset arrangement(s)	(45,900)

Net expenses	31,582,976

Net investment income	10,475,123

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $713,411)	196,811,625

Affiliated investment securities	(14,828,551)

Foreign currencies	(543,679)

181,439,395

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $6,855,285)	1,047,164,280

Affiliated investment securities	46,753,392

Foreign currencies	(383,038)

1,093,534,634

Net realized and unrealized gain	1,274,974,029

Net increase in net assets resulting from operations	$1,285,449,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Oppenheimer International Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:

Net investment income	$10,475,123	$35,476,883

Net realized gain	181,439,395	1,001,297,497

Change in net unrealized appreciation (depreciation)	1,093,534,634	(377,043,787)

Net increase in net assets resulting from operations	1,285,449,152	659,730,593

Distributions to shareholders from distributable earnings:

Class A	(113,498,001)	–

Class C	(5,742,342)	–

Class R	(24,063,311)	–

Class Y	(281,922,094)	(1,080,639)

Class R5	(290,978)	(3,123)

Class R6	(372,310,434)	(8,818,376)

Total distributions from distributable earnings	(797,827,160)	(9,902,138)

Share transactions–net:

Class A	18,680,733	(170,333,402)

Class C	(5,180,568)	(25,007,632)

Class R	7,250,274	(25,733,958)

Class Y	(9,215,739)	(483,896,081)

Class R5	177,341	119,845

Class R6	(216,681,399)	(528,383,816)

Net increase (decrease) in net assets resulting from share transactions	(204,969,358)	(1,233,235,044)

Net increase (decrease) in net assets	282,652,634	(583,406,589)

Net assets:

Beginning of period	6,560,337,832	7,143,744,421

End of period	$6,842,990,466	$6,560,337,832

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Oppenheimer International Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/24	$33.46	$0.01	$ 6.49	$ 6.50	$(0.26)	$(3.90)	$(4.16)	$35.80	19.80	%(e)	$1,020,799	1.13	%(e)(f)	1.13	%(e)(f)	0.05	%(e)(f)	3%
Year ended 10/31/23	31.02	0.08	2.36	2.44	–	–	–	33.46	7.87	(e)	932,029	1.10	(e)	1.10	(e)	0.23	(e)	13
Year ended 10/31/22	52.65	0.00	(15.44)	(15.44)	(0.05)	(6.14)	(6.19)	31.02	(32.80)		1,014,906	1.08		1.08		0.01		9
Year ended 10/31/21	45.87	0.01	13.72	13.73	–	(6.95)	(6.95)	52.65	32.14		1,680,415	1.10		1.10		0.00		18
Year ended 10/31/20	41.74	(0.02)	4.53	4.51	(0.38)	–	(0.38)	45.87	10.84		1,472,093	1.10		1.13		(0.06)		22
Eleven months ended 10/31/19	37.08	0.33	4.71	5.04	(0.38)	–	(0.38)	41.74	13.75		1,746,483	1.10	(f)	1.10	(f)	0.93	(f)	10
Year ended 11/30/18	43.71	0.34	(6.71)	(6.37)	(0.26)	–	(0.26)	37.08	(14.66)		2,146,246	1.11		1.11		0.79		18
Class C
Six months ended 04/30/24	30.30	(0.12)	5.88	5.76	–	(3.90)	(3.90)	32.16	19.37		44,155	1.89	(f)	1.89	(f)	(0.71	)(f)	3
Year ended 10/31/23	28.30	(0.17)	2.17	2.00	–	–	–	30.30	7.07		46,143	1.86		1.86		(0.53)		13
Year ended 10/31/22	48.88	(0.26)	(14.18)	(14.44)	–	(6.14)	(6.14)	28.30	(33.31)		65,001	1.83		1.83		(0.74)		9
Year ended 10/31/21	43.30	(0.35)	12.88	12.53	–	(6.95)	(6.95)	48.88	31.15		150,110	1.85		1.85		(0.75)		18
Year ended 10/31/20	39.42	(0.33)	4.28	3.95	(0.07)	–	(0.07)	43.30	10.02		184,361	1.85		1.88		(0.81)		22
Eleven months ended 10/31/19	34.97	0.06	4.46	4.52	(0.07)	–	(0.07)	39.42	12.95		241,807	1.85	(f)	1.85	(f)	0.18	(f)	10
Year ended 11/30/18	41.29	0.02	(6.34)	(6.32)	–	–	–	34.97	(15.31)		345,228	1.86		1.86		0.04		18
Class R
Six months ended 04/30/24	32.32	(0.04)	6.27	6.23	(0.16)	(3.90)	(4.06)	34.49	19.65		216,420	1.39	(f)	1.39	(f)	(0.21	)(f)	3
Year ended 10/31/23	30.04	(0.01)	2.29	2.28	–	–	–	32.32	7.59		195,099	1.36		1.36		(0.03)		13
Year ended 10/31/22	51.26	(0.09)	(14.99)	(15.08)	–	(6.14)	(6.14)	30.04	(32.97)		203,428	1.33		1.33		(0.24)		9
Year ended 10/31/21	44.92	(0.12)	13.41	13.29	–	(6.95)	(6.95)	51.26	31.80		311,920	1.35		1.35		(0.25)		18
Year ended 10/31/20	40.88	(0.13)	4.44	4.31	(0.27)	–	(0.27)	44.92	10.58		263,106	1.35		1.38		(0.31)		22
Eleven months ended 10/31/19	36.32	0.24	4.61	4.85	(0.29)	–	(0.29)	40.88	13.47		313,081	1.35	(f)	1.35	(f)	0.68	(f)	10
Year ended 11/30/18	42.86	0.23	(6.58)	(6.35)	(0.19)	–	(0.19)	36.32	(14.88)		377,926	1.36		1.36		0.54		18
Class Y
Six months ended 04/30/24	33.33	0.05	6.47	6.52	(0.35)	(3.90)	(4.25)	35.60	19.97		2,481,916	0.89	(f)	0.89	(f)	0.29	(f)	3
Year ended 10/31/23	30.84	0.17	2.33	2.50	(0.01)	–	(0.01)	33.33	8.12		2,320,877	0.86		0.86		0.47		13
Year ended 10/31/22	52.41	0.10	(15.35)	(15.25)	(0.18)	(6.14)	(6.32)	30.84	(32.64)		2,575,369	0.83		0.83		0.26		9
Year ended 10/31/21	45.63	0.13	13.65	13.78	(0.05)	(6.95)	(7.00)	52.41	32.46		5,009,610	0.85		0.85		0.25		18
Year ended 10/31/20	41.51	0.08	4.52	4.60	(0.48)	–	(0.48)	45.63	11.13		4,132,110	0.85		0.88		0.19		22
Eleven months ended 10/31/19	36.92	0.42	4.67	5.09	(0.50)	–	(0.50)	41.51	14.01		5,993,234	0.85	(f)	0.85	(f)	1.18	(f)	10
Year ended 11/30/18	43.55	0.44	(6.69)	(6.25)	(0.38)	–	(0.38)	36.92	(14.47)		9,329,538	0.86		0.86		1.04		18
Class R5
Six months ended 04/30/24	33.65	0.07	6.51	6.58	(0.40)	(3.90)	(4.30)	35.93	19.97		2,585	0.82	(f)	0.82	(f)	0.36	(f)	3
Year ended 10/31/23	31.11	0.23	2.36	2.59	(0.05)	–	(0.05)	33.65	8.31		2,245	0.69		0.69		0.64		13
Year ended 10/31/22	52.84	0.12	(15.46)	(15.34)	(0.25)	(6.14)	(6.39)	31.11	(32.58)		1,974	0.76		0.76		0.33		9
Year ended 10/31/21	45.97	0.20	13.76	13.96	(0.14)	(6.95)	(7.09)	52.84	32.66		44,233	0.72		0.72		0.38		18
Year ended 10/31/20	41.80	0.15	4.55	4.70	(0.53)	–	(0.53)	45.97	11.29		12	0.69		0.69		0.35		22
Period ended 10/31/19(g)	38.79	0.23	2.78	3.01	–	–	–	41.80	7.76		11	0.74	(f)	0.74	(f)	1.29	(f)	10
Class R6
Six months ended 04/30/24	33.33	0.08	6.45	6.53	(0.40)	(3.90)	(4.30)	35.56	20.01		3,077,117	0.75	(f)	0.75	(f)	0.43	(f)	3
Year ended 10/31/23	30.85	0.22	2.34	2.56	(0.08)	–	(0.08)	33.33	8.30		3,063,945	0.73		0.73		0.60		13
Year ended 10/31/22	52.44	0.15	(15.34)	(15.19)	(0.26)	(6.14)	(6.40)	30.85	(32.55)		3,283,066	0.69		0.69		0.40		9
Year ended 10/31/21	45.67	0.20	13.66	13.86	(0.14)	(6.95)	(7.09)	52.44	32.66		5,824,515	0.70		0.70		0.40		18
Year ended 10/31/20	41.55	0.15	4.52	4.67	(0.55)	–	(0.55)	45.67	11.29		5,473,919	0.69		0.69		0.35		22
Eleven months ended 10/31/19	36.98	0.48	4.67	5.15	(0.58)	–	(0.58)	41.55	14.18		7,389,864	0.69	(f)	0.69	(f)	1.34	(f)	10
Year ended 11/30/18	43.62	0.51	(6.69)	(6.18)	(0.46)	–	(0.46)	36.98	(14.32)		8,682,910	0.69		0.69		1.20		18

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the eleven months ended October 31, 2019 and the year ended November 30, 2018, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months April 30, 2024 and for the year ended October 31, 2023, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Oppenheimer International Growth Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

 The Fund’s investment objective is to seek capital appreciation.

 The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

 The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12	Invesco Oppenheimer International Growth Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2024, the Fund did not enter into any closing agreements.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds

13	Invesco Oppenheimer International Growth Fund

(collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, the Fund paid the Adviser $799 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Other Risks – Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

14	Invesco Oppenheimer International Growth Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $ 250 million	0.800%

Next $250 million	0.770%

Next $500 million	0.750%

Next $1 billion	0.690%

Next $3 billion	0.670%

Next $5 billion	0.650%

Next $10 billion	0.630%

Next $10 billion	0.610%

Over $30 billion	0.590%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $12,916.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $47,001 in front-end sales commissions from the sale of Class A shares and $831 and $331 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2024, the Fund incurred $227 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.

15	Invesco Oppenheimer International Growth Fund

Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$214,716,312	$–	$214,716,312

Canada	373,362,405	–	–	373,362,405

Denmark	–	397,399,989	–	397,399,989

France	–	1,081,199,643	–	1,081,199,643

Germany	–	372,398,344	–	372,398,344

India	–	423,650,009	–	423,650,009

Ireland	–	163,154,176	–	163,154,176

Japan	–	488,725,465	–	488,725,465

Netherlands	–	500,216,499	–	500,216,499

New Zealand	–	46,556,983	–	46,556,983

Spain	–	139,523,432	–	139,523,432

Sweden	–	408,599,395	–	408,599,395

Switzerland	–	214,513,159	–	214,513,159

Taiwan	–	97,020,093	–	97,020,093

United Kingdom	–	1,361,831,534	–	1,361,831,534

United States	275,345,287	239,091,394	–	514,436,681

Money Market Funds	30,104,644	106,304,308	–	136,408,952

Total Investments	$678,812,336	$6,254,900,735	$–	$6,933,713,071

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $32,984.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2023.

16	Invesco Oppenheimer International Growth Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $209,350,976 and $1,105,344,551, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,420,172,977

Aggregate unrealized (depreciation) of investments	(200,160,676)

Net unrealized appreciation of investments	$3,220,012,301

Cost of investments for tax purposes is $3,713,700,770.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2024(a)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	1,738,701	$62,477,857	3,639,376	$131,855,873

Class C	75,988	2,467,118	173,293	5,704,853

Class R	256,250	8,906,144	636,276	22,320,444

Class Y	7,137,606	256,836,756	13,473,446	473,843,141

Class R5	2,903	105,826	7,023	252,055

Class R6	4,465,222	159,931,536	17,456,480	603,566,975

Issued as reinvestment of dividends:
Class A	3,025,704	105,112,971	-	-

Class C	177,022	5,539,008	-	-

Class R	717,139	24,024,146	-	-

Class Y	7,094,033	244,815,080	22,895	802,234

Class R5	8,322	289,869	88	3,111

Class R6	9,422,671	324,705,235	221,364	7,747,765

Automatic conversion of Class C shares to Class A shares:
Class A	174,298	6,341,732	407,202	14,617,292

Class C	(193,696)	(6,341,732)	(447,987)	(14,617,292)

Reacquired:
Class A	(4,279,313)	(155,251,827)	(8,911,962)	(316,806,567)

Class C	(209,013)	(6,844,962)	(499,196)	(16,095,193)

Class R	(734,854)	(25,680,016)	(1,372,459)	(48,054,402)

Class Y	(14,132,198)	(510,867,575)	(27,387,044)	(958,541,456)

Class R5	(6,014)	(218,354)	(3,865)	(135,321)

Class R6	(19,295,066)	(701,318,170)	(32,158,716)	(1,139,698,556)

Net increase (decrease) in share activity	(4,554,295)	$(204,969,358)	(34,743,786)	$(1,233,235,044)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

   In addition, 7% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

17	Invesco Oppenheimer International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/23)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,198.00	$6.18	$1,019.24	$5.67	1.13%
Class C	1,000.00	1,193.30	10.31	1,015.47	9.47	1.89
Class R	1,000.00	1,196.50	7.59	1,017.95	6.97	1.39
Class Y	1,000.00	1,199.70	4.87	1,020.44	4.47	0.89
Class R5	1,000.00	1,199.70	4.48	1,020.79	4.12	0.82
Class R6	1,000.00	1,200.10	4.10	1,021.13	3.77	0.75

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18	Invesco Oppenheimer International Growth Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	418,524,361.66	6,547,075.67
	Carol Deckbar	418,434,561.61	6,636,875.73
	Cynthia Hostetler	418,206,937.03	6,864,500.31
	Dr. Eli Jones	417,798,112.17	7,273,325.17
	Elizabeth Krentzman	418,433,936.89	6,637,500.44
	Jeffrey H. Kupor	417,798,893.62	7,272,543.72
	Anthony J. LaCava, Jr.	417,678,354.58	7,393,082.75
	James Liddy	417,757,935.26	7,313,502.08
	Dr. Prema Mathai-Davis	411,009,973.62	14,061,463.72
	Joel W. Motley	417,452,943.65	7,618,493.69
	Teresa M. Ressel	418,422,438.02	6,648,999.32
	Douglas Sharp	417,790,161.67	7,281,275.67
	Robert C. Troccoli	417,448,995.31	7,622,442.02
	Daniel S. Vandivort	417,635,361.82	7,436,075.52

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

19	Invesco Oppenheimer International Growth Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-IGR-SAR-1

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of June 14, 2024, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 14, 2024, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 14.	EXHIBITS.

14(a) (1)	Not applicable.

14(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

14(a) (3)	Not applicable.

14(a) (4)	Not applicable.

14(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	June 28, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	June 28, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	June 28, 2024